UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	09-30-2015

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
AC AlternativesTM Equity Market Neutral Fund
September 30, 2015

AC Alternatives Equity Market Neutral - Schedule of Investments
SEPTEMBER 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 90.2%
Aerospace and Defense — 3.1%
Huntington Ingalls Industries, Inc.	4,115	440,922
Moog, Inc., Class A(1)(2)	8,321	449,917
Spirit AeroSystems Holdings, Inc., Class A(1)(2)	9,054	437,670
Teledyne Technologies, Inc.(2)	5,916	534,215
Textron, Inc.(1)	14,060	529,218
Triumph Group, Inc.	9,224	388,146
		2,780,088
Air Freight and Logistics — 1.1%
CH Robinson Worldwide, Inc.(1)	8,236	558,236
Expeditors International of Washington, Inc.	9,065	426,508
		984,744
Airlines — 0.5%
United Continental Holdings, Inc.(2)	9,084	481,906
Automobiles — 0.5%
Thor Industries, Inc.	8,313	430,613
Banks — 1.5%
Citigroup, Inc.	8,613	427,291
PacWest Bancorp(1)	10,273	439,787
Popular, Inc.	14,990	453,148
		1,320,226
Beverages — 0.6%
PepsiCo, Inc.(1)	5,303	500,073

Biotechnology — 1.8%
Amgen, Inc.	1,322	182,859
Biogen, Inc.(2)	688	200,765
Celgene Corp.(2)	1,704	184,322
Gilead Sciences, Inc.	2,110	207,181
Halozyme Therapeutics, Inc.(2)	12,109	162,624
Incyte Corp.(2)	755	83,299
Medivation, Inc.(1)(2)	4,514	191,845
Myriad Genetics, Inc.(2)	5,690	213,261
United Therapeutics Corp.(1)(2)	1,404	184,261
		1,610,417
Building Products — 1.2%
Owens Corning	12,076	506,105
USG Corp.(1)(2)	20,609	548,612
		1,054,717
Capital Markets — 4.1%
Affiliated Managers Group, Inc.(2)	2,156	368,654
Ameriprise Financial, Inc.	3,850	420,150
Artisan Partners Asset Management, Inc., Class A(1)	12,338	434,668

Evercore Partners, Inc., Class A(1)	9,722	488,433
Franklin Resources, Inc.(1)	10,939	407,587
Janus Capital Group, Inc.	8,476	115,274
Legg Mason, Inc.(1)	11,087	461,330
LPL Financial Holdings, Inc.	11,080	440,652
Waddell & Reed Financial, Inc., Class A(1)	12,852	446,864
		3,583,612
Chemicals — 3.5%
Cabot Corp.(1)	14,169	447,174
Dow Chemical Co. (The)(1)	8,289	351,454
International Flavors & Fragrances, Inc.(1)	4,250	438,855
Minerals Technologies, Inc.(1)	8,532	410,901
PolyOne Corp.	13,876	407,122
Sensient Technologies Corp.(1)	10,002	613,122
Westlake Chemical Corp.	7,612	394,987
		3,063,615
Commercial Services and Supplies — 2.5%
Deluxe Corp.(1)	9,198	512,697
Herman Miller, Inc.(1)	20,881	602,208
Pitney Bowes, Inc.(1)	24,741	491,109
Ritchie Bros Auctioneers, Inc.	7,788	201,553
RR Donnelley & Sons Co.(1)	27,330	397,925
		2,205,492
Communications Equipment — 2.0%
Brocade Communications Systems, Inc.(1)	44,305	459,886
Ciena Corp.(1)(2)	19,787	409,987
F5 Networks, Inc.(2)	1,559	180,532
Juniper Networks, Inc.(1)	7,336	188,608
Polycom, Inc.(1)(2)	53,148	556,991
		1,796,004
Construction and Engineering — 0.4%
Jacobs Engineering Group, Inc.(2)	9,520	356,334
Consumer Finance — 0.5%
Credit Acceptance Corp.(1)(2)	2,221	437,248
Containers and Packaging — 1.5%
Berry Plastics Group, Inc.(1)(2)	14,764	443,954
Crown Holdings, Inc.(1)(2)	8,684	397,293
Graphic Packaging Holding Co.(1)	38,641	494,218
		1,335,465
Diversified Consumer Services — 1.0%
Apollo Education Group, Inc., Class A(1)(2)	22,374	247,456
DeVry Education Group, Inc.(1)	5,528	150,417
H&R Block, Inc.(1)	13,110	474,582
		872,455
Electric Utilities — 1.3%
Entergy Corp.(1)	7,409	482,326
NextEra Energy, Inc.(1)	4,598	448,535
OGE Energy Corp.	8,820	241,315
		1,172,176

Electrical Equipment — 0.6%
Generac Holdings, Inc.(1)(2)	3,777	113,650
Rockwell Automation, Inc.(1)	4,473	453,875
		567,525
Electronic Equipment, Instruments and Components — 0.5%
Corning, Inc.(1)	24,499	419,423
Energy Equipment and Services — 2.0%
Cameron International Corp.(2)	8,677	532,074
Dril-Quip, Inc.(1)(2)	8,139	473,852
FMC Technologies, Inc.(1)(2)	7,754	240,374
Oil States International, Inc.(1)(2)	16,300	425,919
Schlumberger Ltd.(1)	1,947	134,285
		1,806,504
Food and Staples Retailing — 0.9%
SUPERVALU, Inc.(1)(2)	47,530	341,265
Wal-Mart Stores, Inc.	6,333	410,632
		751,897
Food Products — 4.0%
Archer-Daniels-Midland Co.(1)	13,542	561,316
Bunge Ltd.	6,331	464,062
ConAgra Foods, Inc.(1)	10,504	425,517
Dean Foods Co.(1)	28,965	478,502
Hormel Foods Corp.	4,867	308,130
Pilgrim's Pride Corp.(1)	22,890	475,654
Sanderson Farms, Inc.(1)	3,750	257,138
Seaboard Corp.(2)	174	535,746
		3,506,065
Gas Utilities — 0.5%
UGI Corp.	13,477	469,269
Health Care Equipment and Supplies — 2.6%
C.R. Bard, Inc.	2,315	431,308
DexCom, Inc.(2)	3,354	287,974
Hologic, Inc.(1)(2)	13,741	537,685
St. Jude Medical, Inc.	6,236	393,429
Stryker Corp.	5,299	498,636
Varian Medical Systems, Inc.(2)	2,196	162,021
		2,311,053
Health Care Providers and Services — 3.6%
Aetna, Inc.(1)	3,713	406,239
Cardinal Health, Inc.	3,723	286,001
Centene Corp.(1)(2)	1,415	76,736
Express Scripts Holding Co.(2)	3,993	323,273
HCA Holdings, Inc.(2)	6,052	468,183
Health Net, Inc.(1)(2)	8,247	496,634
LifePoint Health, Inc.(2)	5,739	406,895
McKesson Corp.	997	184,475
Molina Healthcare, Inc.(1)(2)	7,560	520,506
		3,168,942

Health Care Technology — 0.9%
Allscripts Healthcare Solutions, Inc.(1)(2)	32,886	407,786
Medidata Solutions, Inc.(2)	9,269	390,318
		798,104
Hotels, Restaurants and Leisure — 4.5%
Bloomin' Brands, Inc.	12,805	232,795
Brinker International, Inc.(1)	10,906	574,419
Cracker Barrel Old Country Store, Inc.	2,942	433,298
Darden Restaurants, Inc.	6,447	441,877
Diamond Resorts International, Inc.(1)(2)	17,965	420,201
Jack in the Box, Inc.	1,276	98,303
La Quinta Holdings, Inc.(1)(2)	23,934	377,679
Marriott Vacations Worldwide Corp.	6,219	423,763
SeaWorld Entertainment, Inc.(1)	24,999	445,232
Vail Resorts, Inc.	5,163	540,463
		3,988,030
Household Durables — 1.5%
Garmin Ltd.(1)	6,143	220,411
GoPro, Inc., Class A(2)	2,856	89,164
Harman International Industries, Inc.	4,417	423,988
Helen of Troy Ltd.(1)(2)	5,417	483,738
Toll Brothers, Inc.(1)(2)	2,284	78,204
Tupperware Brands Corp.	1,186	58,695
		1,354,200
Independent Power and Renewable Electricity Producers — 0.4%
Calpine Corp.(1)(2)	26,625	388,725
Industrial Conglomerates — 0.2%
3M Co.(1)	944	133,831
Insurance — 3.0%
Allstate Corp. (The)(1)	7,809	454,796
American International Group, Inc.(1)	8,027	456,094
Amtrust Financial Services, Inc.(1)	4,104	258,470
Aspen Insurance Holdings Ltd.(1)	12,931	600,904
Hanover Insurance Group, Inc. (The)(1)	6,205	482,128
Progressive Corp. (The)	12,511	383,337
		2,635,729
Internet and Catalog Retail — 0.5%
Liberty Interactive Corp. QVC Group, Class A(1)(2)	16,777	440,061
Internet Software and Services — 2.1%
Cimpress NV(1)(2)	7,256	552,254
eBay, Inc.(1)(2)	7,373	180,196
Endurance International Group Holdings, Inc.(1)(2)	28,392	379,317
GrubHub, Inc.(1)(2)	5,268	128,223
IAC/InterActiveCorp	2,165	141,310
VeriSign, Inc.(1)(2)	7,184	506,903
		1,888,203
IT Services — 2.9%
Amdocs Ltd.	10,157	577,730
Computer Sciences Corp.(1)	9,644	591,949

Jack Henry & Associates, Inc.	5,220	363,364
PayPal Holdings, Inc.(2)	7,373	228,858
Teradata Corp.(1)(2)	9,154	265,100
VeriFone Systems, Inc.(1)(2)	12,954	359,214
Xerox Corp.	18,375	178,789
		2,565,004
Life Sciences Tools and Services — 1.0%
Bio-Rad Laboratories, Inc., Class A(2)	3,198	429,523
Bruker Corp.(1)(2)	26,315	432,356
		861,879
Machinery — 2.9%
Allison Transmission Holdings, Inc.	4,146	110,657
Caterpillar, Inc.(1)	7,002	457,651
Cummins, Inc.	4,359	473,300
Kennametal, Inc.(1)	15,640	389,280
PACCAR, Inc.(1)	2,208	115,191
Parker-Hannifin Corp.(1)	1,462	142,253
Rexnord Corp.(1)(2)	23,008	390,676
Stanley Black & Decker, Inc.(1)	4,975	482,475
		2,561,483
Marine — 0.6%
Matson, Inc.(1)	14,475	557,143
Media — 1.7%
Cablevision Systems Corp., Class A(1)	18,492	600,435
Markit Ltd.(1)(2)	17,265	500,685
Scripps Networks Interactive, Inc., Class A(1)	7,678	377,681
		1,478,801
Metals and Mining — 1.6%
Alcoa, Inc.(1)	48,179	465,409
Newmont Mining Corp.(1)	28,055	450,844
Steel Dynamics, Inc.(1)	30,094	517,015
		1,433,268
Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc.	11,921	502,589
Multiline Retail — 1.9%
Big Lots, Inc.(1)	11,053	529,660
Dillard's, Inc., Class A(1)	3,522	307,788
Kohl's Corp.(1)	7,509	347,742
Target Corp.	6,434	506,098
		1,691,288
Oil, Gas and Consumable Fuels — 2.2%
CVR Energy, Inc.(1)	14,239	584,511
Denbury Resources, Inc.(1)	72,473	176,834
Murphy Oil Corp.(1)	12,231	295,990
Southwestern Energy Co.(2)	12,211	154,957
Valero Energy Corp.(1)	6,996	420,460
Western Refining, Inc.	6,530	288,104
		1,920,856

Paper and Forest Products — 0.2%
Domtar Corp.	3,748	133,991
Personal Products — 0.7%
Avon Products, Inc.(1)	80,589	261,914
Herbalife Ltd.(2)	1,099	59,896
Nu Skin Enterprises, Inc., Class A	7,846	323,883
		645,693
Pharmaceuticals — 0.6%
Merck & Co., Inc.(1)	2,773	136,958
Pfizer, Inc.(1)	13,712	430,694
		567,652
Professional Services — 1.5%
CEB, Inc.	6,214	424,665
ManpowerGroup, Inc.(1)	6,579	538,754
TriNet Group, Inc.(1)(2)	19,130	321,384
		1,284,803
Real Estate Investment Trusts (REITs) — 4.3%
CBL & Associates Properties, Inc.(1)	28,344	389,730
Gaming and Leisure Properties, Inc.(1)	15,264	453,341
Lamar Advertising Co., Class A(1)	9,943	518,826
Mid-America Apartment Communities, Inc.	5,919	484,589
Plum Creek Timber Co., Inc.(1)	12,359	488,304
RLJ Lodging Trust(1)	16,662	421,049
Ryman Hospitality Properties, Inc.(1)	9,052	445,630
Sunstone Hotel Investors, Inc.(1)	29,845	394,849
VEREIT, Inc.(1)	29,102	224,667
		3,820,985
Real Estate Management and Development — 1.5%
CBRE Group, Inc.(1)(2)	15,806	505,792
Jones Lang LaSalle, Inc.	2,952	424,409
Realogy Holdings Corp.(1)(2)	10,446	393,083
		1,323,284
Road and Rail — 0.9%
Avis Budget Group, Inc.(2)	9,744	425,618
Swift Transportation Co.(1)(2)	22,707	341,059
		766,677
Semiconductors and Semiconductor Equipment — 1.8%
Fairchild Semiconductor International, Inc.(1)(2)	25,887	363,453
ON Semiconductor Corp.(1)(2)	36,761	345,553
Semtech Corp.(1)(2)	25,535	385,579
Teradyne, Inc.(1)	26,398	475,428
		1,570,013
Software — 2.5%
Cadence Design Systems, Inc.(1)(2)	30,720	635,290
Electronic Arts, Inc.(1)(2)	8,134	551,079
Mentor Graphics Corp.(1)	10,861	267,506
PTC, Inc.(1)(2)	3,160	100,298
Synopsys, Inc.(1)(2)	13,533	624,954
		2,179,127

Specialty Retail — 3.5%
Aaron's, Inc.(1)	12,803	462,316
Best Buy Co., Inc.(1)	13,364	496,072
Chico's FAS, Inc.(1)	22,175	348,813
DSW, Inc., Class A	14,101	356,896
Foot Locker, Inc.(1)	6,933	498,968
Lowe's Cos., Inc.	7,018	483,681
Michaels Cos., Inc. (The)(1)(2)	17,671	408,200
		3,054,946
Technology Hardware, Storage and Peripherals — 0.5%
NetApp, Inc.(1)	11,442	338,683
Western Digital Corp.	1,748	138,861
		477,544
Textiles, Apparel and Luxury Goods — 1.4%
Carter's, Inc.	4,826	437,429
PVH Corp.	4,019	409,697
Wolverine World Wide, Inc.(1)	17,554	379,868
		1,226,994
Thrifts and Mortgage Finance — 0.5%
Essent Group Ltd.(1)(2)	16,673	414,324
TOTAL COMMON STOCKS (Cost $85,760,545)		79,651,090
TEMPORARY CASH INVESTMENTS — 1.6%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $1,062,113), at 0.01%, dated 9/30/15, due 10/1/15 (Delivery value $1,035,000)		1,035,000
State Street Institutional Liquid Reserves Fund, Premier Class	387,250	387,250
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,422,250)		1,422,250
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 91.8% (Cost $87,182,795)		81,073,340
COMMON STOCKS SOLD SHORT — (88.9)%
Aerospace and Defense — (2.4)%
BWX Technologies, Inc.	(19,362)	(510,382)
DigitalGlobe, Inc.	(9,958)	(189,401)
Hexcel Corp.	(10,418)	(467,352)
Orbital ATK, Inc.	(7,033)	(505,462)
Raytheon Co.	(4,359)	(476,264)
		(2,148,861)
Air Freight and Logistics — (0.1)%
UTi Worldwide, Inc.	(24,243)	(111,275)
Airlines — (1.0)%
Allegiant Travel Co.	(2,259)	(488,509)
Spirit Airlines, Inc.	(8,621)	(407,773)
		(896,282)
Auto Components — (1.1)%
BorgWarner, Inc.	(10,449)	(434,574)
Visteon Corp.	(5,584)	(565,324)
		(999,898)
Banks — (2.3)%
BankUnited, Inc.	(13,508)	(482,911)

Cullen/Frost Bankers, Inc.	(2,647)	(168,296)
First Citizens BancShares, Inc., Class A	(2,459)	(555,734)
SVB Financial Group	(3,002)	(346,851)
UMB Financial Corp.	(8,884)	(451,396)
		(2,005,188)
Beverages — (1.1)%
Brown-Forman Corp., Class B	(4,649)	(450,488)
Constellation Brands, Inc., Class A	(4,108)	(514,363)
		(964,851)
Biotechnology — (1.1)%
Bluebird Bio, Inc.	(1,339)	(114,551)
Clovis Oncology, Inc.	(2,281)	(209,761)
Novavax, Inc.	(12,938)	(91,472)
Radius Health, Inc.	(3,486)	(241,615)
TESARO, Inc.	(3,686)	(147,808)
Ultragenyx Pharmaceutical, Inc.	(1,810)	(174,321)
		(979,528)
Building Products†
Armstrong World Industries, Inc.	(791)	(37,762)
Capital Markets — (3.0)%
Bank of New York Mellon Corp. (The)	(15,839)	(620,097)
Charles Schwab Corp. (The)	(14,249)	(406,951)
Goldman Sachs Group, Inc. (The)	(2,360)	(410,074)
Northern Trust Corp.	(6,104)	(416,049)
State Street Corp.	(6,211)	(417,441)
Stifel Financial Corp.	(9,556)	(402,308)
		(2,672,920)
Chemicals — (3.3)%
Agrium, Inc.	(4,780)	(427,810)
Airgas, Inc.	(4,661)	(416,367)
CF Industries Holdings, Inc.	(7,252)	(325,615)
Ecolab, Inc.	(4,106)	(450,510)
FMC Corp.	(9,797)	(332,216)
Platform Specialty Products Corp.	(20,435)	(258,503)
Tronox Ltd., Class A	(24,177)	(105,654)
WR Grace & Co.	(6,868)	(639,067)
		(2,955,742)
Commercial Services and Supplies — (1.5)%
Covanta Holding Corp.	(26,178)	(456,806)
Healthcare Services Group, Inc.	(13,511)	(455,321)
Stericycle, Inc.	(3,203)	(446,210)
		(1,358,337)
Communications Equipment — (1.3)%
Motorola Solutions, Inc.	(7,800)	(533,364)
ViaSat, Inc.	(9,683)	(622,520)
		(1,155,884)
Construction and Engineering — (1.7)%
AECOM	(20,237)	(556,720)
Dycom Industries, Inc.	(5,880)	(425,477)

Granite Construction, Inc.	(16,786)	(498,040)
		(1,480,237)
Construction Materials — (0.6)%
Vulcan Materials Co.	(5,478)	(488,638)
Consumer Finance — (1.3)%
Ally Financial, Inc.	(17,722)	(361,174)
Capital One Financial Corp.	(5,040)	(365,501)
Santander Consumer USA Holdings, Inc.	(4,052)	(82,742)
SLM Corp.	(46,948)	(347,415)
		(1,156,832)
Containers and Packaging — (0.7)%
Bemis Co., Inc.	(11,714)	(463,523)
Silgan Holdings, Inc.	(3,069)	(159,711)
		(623,234)
Distributors — (0.6)%
Pool Corp.	(7,653)	(553,312)
Diversified Financial Services — (1.0)%
Leucadia National Corp.	(26,720)	(541,347)
McGraw Hill Financial, Inc.	(4,093)	(354,045)
		(895,392)
Diversified Telecommunication Services — (0.5)%
Frontier Communications Corp.	(89,212)	(423,757)
Electric Utilities — (2.4)%
ALLETE, Inc.	(12,049)	(608,354)
FirstEnergy Corp.	(14,151)	(443,068)
ITC Holdings Corp.	(13,463)	(448,857)
PNM Resources, Inc.	(6,648)	(186,476)
Southern Co. (The)	(9,459)	(422,817)
		(2,109,572)
Electronic Equipment, Instruments and Components — (1.9)%
Amphenol Corp., Class A	(11,068)	(564,025)
Anixter International, Inc.	(7,498)	(433,235)
Avnet, Inc.	(6,925)	(295,559)
Zebra Technologies Corp., Class A	(5,228)	(400,203)
		(1,693,022)
Energy Equipment and Services — (1.9)%
Bristow Group, Inc.	(11,681)	(305,575)
Helmerich & Payne, Inc.	(6,112)	(288,853)
Patterson-UTI Energy, Inc.	(27,524)	(361,665)
Rowan Cos. plc	(27,580)	(445,417)
RPC, Inc.	(18,506)	(163,778)
Unit Corp.	(12,206)	(137,440)
		(1,702,728)
Food and Staples Retailing — (1.3)%
PriceSmart, Inc.	(5,263)	(407,040)
Rite Aid Corp.	(47,106)	(285,934)
United Natural Foods, Inc.	(9,381)	(455,072)
		(1,148,046)

Food Products — (2.4)%
Hain Celestial Group, Inc. (The)	(952)	(49,123)
Hershey Co. (The)	(5,649)	(519,030)
JM Smucker Co. (The)	(3,824)	(436,280)
Lancaster Colony Corp.	(1,800)	(175,464)
Post Holdings, Inc.	(7,285)	(430,544)
WhiteWave Foods Co. (The), Class A	(11,708)	(470,076)
		(2,080,517)
Gas Utilities — (0.8)%
South Jersey Industries, Inc.	(20,566)	(519,291)
WGL Holdings, Inc.	(3,452)	(199,077)
		(718,368)
Health Care Equipment and Supplies — (2.1)%
Becton Dickinson and Co.	(3,633)	(481,954)
Cooper Cos., Inc. (The)	(3,950)	(587,997)
IDEXX Laboratories, Inc.	(4,796)	(356,103)
Zimmer Biomet Holdings, Inc.	(4,329)	(406,623)
		(1,832,677)
Health Care Providers and Services — (5.0)%
Acadia Healthcare Co., Inc.	(6,821)	(452,028)
Brookdale Senior Living, Inc.	(17,473)	(401,180)
DaVita HealthCare Partners, Inc.	(6,098)	(441,068)
Henry Schein, Inc.	(4,128)	(547,868)
Laboratory Corp. of America Holdings	(4,310)	(467,506)
Owens & Minor, Inc.	(18,134)	(579,200)
Patterson Cos., Inc.	(9,693)	(419,222)
Team Health Holdings, Inc.	(8,644)	(467,035)
Tenet Healthcare Corp.	(7,877)	(290,819)
WellCare Health Plans, Inc.	(3,539)	(304,991)
		(4,370,917)
Hotels, Restaurants and Leisure — (3.2)%
MGM Resorts International	(26,125)	(482,006)
Norwegian Cruise Line Holdings Ltd.	(10,215)	(585,320)
Panera Bread Co., Class A	(2,821)	(545,610)
Royal Caribbean Cruises Ltd.	(5,292)	(471,464)
Wendy's Co. (The)	(48,156)	(416,549)
Wynn Resorts Ltd.	(6,000)	(318,720)
		(2,819,669)
Household Durables — (2.3)%
KB Home	(29,758)	(403,221)
Lennar Corp., Class A	(10,150)	(488,520)
M.D.C. Holdings, Inc.	(15,618)	(408,879)
Mohawk Industries, Inc.	(2,248)	(408,664)
Standard Pacific Corp.	(40,744)	(325,952)
		(2,035,236)
Independent Power and Renewable Electricity Producers — (0.1)%
TerraForm Power, Inc.	(4,627)	(65,796)
Insurance — (4.4)%
Arthur J Gallagher & Co.	(12,837)	(529,912)

Assurant, Inc.	(7,521)	(594,234)
First American Financial Corp.	(5,019)	(196,092)
Loews Corp.	(13,036)	(471,121)
MBIA, Inc.	(81,403)	(494,930)
Old Republic International Corp.	(41,689)	(652,016)
Validus Holdings Ltd.	(11,871)	(535,026)
White Mountains Insurance Group Ltd.	(581)	(434,181)
		(3,907,512)
Internet Software and Services — (0.9)%
LinkedIn Corp.	(2,073)	(394,139)
Yahoo!, Inc.	(13,903)	(401,936)
		(796,075)
IT Services — (4.4)%
Alliance Data Systems Corp.	(1,703)	(441,043)
Blackhawk Network Holdings, Inc.	(10,778)	(456,879)
Cognizant Technology Solutions Corp.	(8,971)	(561,674)
Fidelity National Information Services, Inc.	(5,140)	(344,791)
Fiserv, Inc.	(5,204)	(450,719)
FleetCor Technologies, Inc.	(3,071)	(422,631)
Gartner, Inc.	(5,360)	(449,865)
Global Payments, Inc.	(663)	(76,066)
MAXIMUS, Inc.	(3,198)	(190,473)
WEX, Inc.	(6,012)	(522,082)
		(3,916,223)
Life Sciences Tools and Services — (0.2)%
Bio-Techne Corp.	(1,757)	(162,452)
Machinery — (2.6)%
CLARCOR, Inc.	(9,642)	(459,731)
Donaldson Co., Inc.	(15,791)	(443,411)
IDEX Corp.	(6,202)	(442,203)
Oshkosh Corp.	(3,913)	(142,159)
WABCO Holdings, Inc.	(3,833)	(401,813)
Woodward, Inc.	(9,795)	(398,657)
		(2,287,974)
Marine — (0.5)%
Kirby Corp.	(6,630)	(410,729)
Media — (3.0)%
IMAX Corp.	(13,369)	(451,738)
Lions Gate Entertainment Corp.	(11,862)	(436,522)
Live Nation Entertainment, Inc.	(14,656)	(352,330)
Loral Space & Communications, Inc.	(7,986)	(375,981)
Morningstar, Inc.	(7,317)	(587,262)
Tribune Media Co.	(11,436)	(407,122)
		(2,610,955)
Metals and Mining — (1.5)%
Allegheny Technologies, Inc.	(17,917)	(254,063)
Freeport-McMoRan, Inc.	(40,470)	(392,154)
Goldcorp, Inc.	(35,808)	(448,316)

TimkenSteel Corp.	(19,513)	(197,472)
		(1,292,005)
Multi-Utilities — (1.2)%
Dominion Resources, Inc.	(8,600)	(605,268)
NorthWestern Corp.	(5,804)	(312,429)
Sempra Energy	(1,416)	(136,956)
		(1,054,653)
Multiline Retail — (1.0)%
Dollar Tree, Inc.	(6,450)	(429,957)
Nordstrom, Inc.	(6,773)	(485,692)
		(915,649)
Oil, Gas and Consumable Fuels — (3.5)%
Cabot Oil & Gas Corp.	(7,997)	(174,814)
CONSOL Energy, Inc.	(13,843)	(135,661)
Diamondback Energy, Inc.	(6,789)	(438,569)
Enbridge, Inc.	(10,589)	(393,170)
Encana Corp.	(24,175)	(155,687)
Gulfport Energy Corp.	(13,583)	(403,144)
Kinder Morgan, Inc.	(4,643)	(128,518)
Noble Energy, Inc.	(11,941)	(360,379)
Occidental Petroleum Corp.	(4,453)	(294,566)
Pioneer Natural Resources Co.	(789)	(95,974)
Rice Energy, Inc.	(19,406)	(313,601)
Williams Cos., Inc. (The)	(4,762)	(175,480)
		(3,069,563)
Paper and Forest Products — (0.9)%
KapStone Paper and Packaging Corp.	(21,878)	(361,206)
Louisiana-Pacific Corp.	(32,261)	(459,397)
		(820,603)
Pharmaceuticals — (0.8)%
Akorn, Inc.	(12,094)	(344,740)
Impax Laboratories, Inc.	(9,935)	(349,811)
		(694,551)
Professional Services — (1.0)%
Advisory Board Co. (The)	(9,255)	(421,473)
IHS, Inc., Class A	(3,740)	(433,840)
		(855,313)
Real Estate Investment Trusts (REITs) — (2.9)%
Alexandria Real Estate Equities, Inc.	(6,208)	(525,631)
Hudson Pacific Properties, Inc.	(12,526)	(360,624)
Kite Realty Group Trust	(20,036)	(477,057)
Potlatch Corp.	(13,822)	(397,936)
SL Green Realty Corp.	(1,585)	(171,434)
Weyerhaeuser Co.	(3,945)	(107,856)
WP Carey, Inc.	(8,631)	(498,958)
		(2,539,496)
Real Estate Management and Development — (1.1)%
Howard Hughes Corp. (The)	(4,277)	(490,743)
Kennedy-Wilson Holdings, Inc.	(23,347)	(517,603)
		(1,008,346)

Road and Rail — (2.3)%
Genesee & Wyoming, Inc., Class A	(6,177)	(364,937)
Hertz Global Holdings, Inc.	(18,261)	(305,506)
JB Hunt Transport Services, Inc.	(6,164)	(440,110)
Knight Transportation, Inc.	(17,955)	(430,920)
Landstar System, Inc.	(4,444)	(282,061)
Werner Enterprises, Inc.	(7,071)	(177,482)
		(2,001,016)
Semiconductors and Semiconductor Equipment — (1.0)%
Cypress Semiconductor Corp.	(45,705)	(389,407)
SunEdison, Inc.	(23,123)	(166,023)
SunPower Corp.	(18,365)	(368,034)
		(923,464)
Software — (0.9)%
CommVault Systems, Inc.	(11,429)	(388,129)
Proofpoint, Inc.	(2,563)	(154,600)
Solera Holdings, Inc.	(4,518)	(243,972)
		(786,701)
Specialty Retail — (2.2)%
Asbury Automotive Group, Inc.	(1,278)	(103,710)
Cabela's, Inc.	(11,425)	(520,980)
CarMax, Inc.	(7,862)	(466,374)
CST Brands, Inc.	(13,048)	(439,195)
Restoration Hardware Holdings, Inc.	(4,800)	(447,888)
		(1,978,147)
Textiles, Apparel and Luxury Goods — (1.9)%
G-III Apparel Group Ltd.	(6,491)	(400,235)
Hanesbrands, Inc.	(14,720)	(425,997)
Under Armour, Inc., Class A	(4,787)	(463,286)
VF Corp.	(5,708)	(389,342)
		(1,678,860)
Thrifts and Mortgage Finance — (0.5)%
TFS Financial Corp.	(26,533)	(457,694)
Trading Companies and Distributors — (1.0)%
Air Lease Corp.	(13,210)	(408,453)
Watsco, Inc.	(3,822)	(452,831)
		(861,284)
Transportation Infrastructure — (0.5)%
Macquarie Infrastructure Corp.	(5,976)	(446,168)
Wireless Telecommunication Services — (0.7)%
United States Cellular Corp.	(16,734)	(592,886)
TOTAL COMMON STOCKS SOLD SHORT — (88.9)% (Proceeds $88,726,466)		(78,552,797)
OTHER ASSETS AND LIABILITIES(3) — 97.1%		85,806,388
TOTAL NET ASSETS — 100.0%		$88,326,931

NOTES TO SCHEDULE OF INVESTMENTS
†	Category is less than 0.05% of total net assets.
(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $44,746,373.

(2)	Non-income producing.
(3)	Amount relates primarily to deposits with broker for securities sold short at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	79,651,090	—	—
Temporary Cash Investments	387,250	1,035,000	—
	80,038,340	1,035,000	—

Liabilities
Securities Sold Short
Common Stocks	(78,552,797)	—	—

3. Federal Tax Information

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$87,330,130
Gross tax appreciation of investments	$5,145,547
Gross tax depreciation of investments	(11,402,337)
Net tax appreciation (depreciation) of investments	(6,256,790)
Net tax appreciation (depreciation) on securities sold short	9,871,767
Net tax appreciation (depreciation)	$3,614,977

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Core Equity Plus Fund
September 30, 2015

Core Equity Plus - Schedule of Investments
SEPTEMBER 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 126.6%
Aerospace and Defense — 4.0%
Boeing Co. (The)(1)	2,522	330,256
Honeywell International, Inc.(1)	19,405	1,837,459
Huntington Ingalls Industries, Inc.	10,965	1,174,900
Spirit AeroSystems Holdings, Inc., Class A(1)(2)	22,978	1,110,757
Textron, Inc.(1)	32,634	1,228,344
Triumph Group, Inc.	8,506	357,932
United Technologies Corp.	2,776	247,036
		6,286,684
Air Freight and Logistics — 1.1%
United Parcel Service, Inc., Class B(1)	18,060	1,782,341
Airlines — 0.8%
United Continental Holdings, Inc.(1)(2)	24,073	1,277,073
Auto Components — 0.1%
Delphi Automotive plc	2,296	174,588
Automobiles — 0.1%
Ford Motor Co.	9,881	134,085
Banks — 4.5%
Bank of America Corp.(1)	170,981	2,663,884
Citigroup, Inc.(1)	50,384	2,499,551
JPMorgan Chase & Co.(1)	14,392	877,480
Wells Fargo & Co.(1)	17,829	915,519
		6,956,434
Beverages — 2.3%
Coca-Cola Co. (The)(1)	4,501	180,580
Dr Pepper Snapple Group, Inc.(1)	10,774	851,685
PepsiCo, Inc.(1)	26,975	2,543,742
		3,576,007
Biotechnology — 4.9%
AbbVie, Inc.(1)	36,010	1,959,304
Amgen, Inc.(1)	9,458	1,308,230
Biogen, Inc.(1)(2)	3,328	971,144
Celgene Corp.(1)(2)	10,211	1,104,524
Gilead Sciences, Inc.(1)	16,703	1,640,068
Medivation, Inc.(2)	7,958	338,215
United Therapeutics Corp.(1)(2)	2,393	314,057
		7,635,542
Building Products — 1.2%
Owens Corning	23,270	975,246
USG Corp.(1)(2)	35,272	938,940
		1,914,186
Capital Markets — 3.9%
Affiliated Managers Group, Inc.(2)	3,086	527,675

Ameriprise Financial, Inc.(1)	11,778	1,285,333
Artisan Partners Asset Management, Inc., Class A	25,183	887,197
Evercore Partners, Inc., Class A(1)	12,342	620,062
Franklin Resources, Inc.(1)	32,212	1,200,219
Legg Mason, Inc.(1)	27,709	1,152,972
Waddell & Reed Financial, Inc., Class A(1)	12,096	420,578
		6,094,036
Chemicals — 3.2%
Cabot Corp.(1)	33,769	1,065,750
Dow Chemical Co. (The)(1)	35,622	1,510,373
LyondellBasell Industries NV, Class A(1)	17,886	1,490,977
Minerals Technologies, Inc.(1)	20,833	1,003,317
		5,070,417
Commercial Services and Supplies — 2.5%
Deluxe Corp.(1)	17,495	975,171
Herman Miller, Inc.(1)	43,020	1,240,697
Pitney Bowes, Inc.(1)	51,444	1,021,163
Waste Management, Inc.	14,438	719,157
		3,956,188
Communications Equipment — 3.5%
Brocade Communications Systems, Inc.(1)	119,948	1,245,060
Cisco Systems, Inc.(1)	94,966	2,492,858
QUALCOMM, Inc.(1)	32,380	1,739,777
		5,477,695
Consumer Finance — 0.8%
Credit Acceptance Corp.(1)(2)	6,521	1,283,789
Containers and Packaging — 0.3%
Berry Plastics Group, Inc.(2)	13,048	392,353
Diversified Consumer Services — 1.0%
H&R Block, Inc.(1)	41,886	1,516,273
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)(2)	6,295	820,868
Diversified Telecommunication Services — 1.2%
AT&T, Inc.(1)	17,966	585,333
Verizon Communications, Inc.(1)	28,926	1,258,570
		1,843,903
Electric Utilities — 0.7%
Entergy Corp.(1)	6,606	430,051
NextEra Energy, Inc.	7,059	688,605
		1,118,656
Electrical Equipment — 0.8%
Eaton Corp. plc	3,084	158,209
Rockwell Automation, Inc.(1)	11,248	1,141,335
		1,299,544
Electronic Equipment, Instruments and Components — 0.8%
Corning, Inc.(1)	73,322	1,255,273
Energy Equipment and Services — 2.2%
Baker Hughes, Inc.	1,557	81,026
Cameron International Corp.(2)	11,631	713,213

Dril-Quip, Inc.(2)	11,123	647,581
FMC Technologies, Inc.(2)	6,552	203,112
Schlumberger Ltd.(1)	26,273	1,812,049
		3,456,981
Food and Staples Retailing — 3.3%
CVS Health Corp.(1)	22,502	2,170,993
Kroger Co. (The)	6,688	241,236
SUPERVALU, Inc.(1)(2)	83,112	596,744
Wal-Mart Stores, Inc.(1)	32,468	2,105,225
		5,114,198
Food Products — 4.5%
Archer-Daniels-Midland Co.(1)	32,978	1,366,938
Bunge Ltd.(1)	14,536	1,065,489
ConAgra Foods, Inc.(1)	21,987	890,693
Dean Foods Co.(1)	73,949	1,221,638
Ingredion, Inc.(1)	3,566	311,347
Pilgrim's Pride Corp.(1)	42,817	889,737
Seaboard Corp.(2)	150	461,850
Tyson Foods, Inc., Class A	18,697	805,841
		7,013,533
Health Care Equipment and Supplies — 3.6%
Boston Scientific Corp.(2)	10,442	171,353
C.R. Bard, Inc.	6,782	1,263,554
DENTSPLY International, Inc.(1)	19,878	1,005,231
Hologic, Inc.(2)	7,935	310,497
St. Jude Medical, Inc.(1)	21,417	1,351,199
Stryker Corp.(1)	16,114	1,516,327
		5,618,161
Health Care Providers and Services — 4.7%
Aetna, Inc.(1)	14,170	1,550,340
Express Scripts Holding Co.(1)(2)	20,377	1,649,722
HCA Holdings, Inc.(1)(2)	19,327	1,495,137
Health Net, Inc.(1)(2)	12,740	767,203
Molina Healthcare, Inc.(2)	8,543	588,185
UnitedHealth Group, Inc.	11,458	1,329,242
		7,379,829
Health Care Technology — 0.7%
Allscripts Healthcare Solutions, Inc.(1)(2)	44,801	555,532
Cerner Corp.(1)(2)	8,753	524,830
		1,080,362
Hotels, Restaurants and Leisure — 5.0%
Brinker International, Inc.(1)	23,168	1,220,259
Cracker Barrel Old Country Store, Inc.	9,084	1,337,891
Darden Restaurants, Inc.(1)	18,492	1,267,442
Diamond Resorts International, Inc.(1)(2)	42,424	992,297
Las Vegas Sands Corp.(1)	24,001	911,318
Marriott Vacations Worldwide Corp.	15,540	1,058,896
SeaWorld Entertainment, Inc.	11,335	201,876
Vail Resorts, Inc.	8,419	881,301
		7,871,280

Household Durables — 2.0%
Garmin Ltd.	17,763	637,336
GoPro, Inc., Class A(2)	28,949	903,788
Harman International Industries, Inc.	7,393	709,654
Helen of Troy Ltd.(2)	9,746	870,318
		3,121,096
Household Products — 1.9%
Procter & Gamble Co. (The)(1)	40,718	2,929,253
Industrial Conglomerates — 2.9%
3M Co.(1)	13,943	1,976,699
Danaher Corp.(1)	17,264	1,471,066
General Electric Co.(1)	42,870	1,081,181
		4,528,946
Insurance — 1.3%
Hanover Insurance Group, Inc. (The)	8,312	645,843
Progressive Corp. (The)(1)	42,986	1,317,091
		1,962,934
Internet and Catalog Retail — 0.9%
Amazon.com, Inc.(2)	1,062	543,627
Liberty Interactive Corp. QVC Group, Class A(1)(2)	32,427	850,560
		1,394,187
Internet Software and Services — 2.7%
eBay, Inc.(1)(2)	55,419	1,354,440
Facebook, Inc., Class A(1)(2)	3,892	349,891
Google, Inc., Class A(1)(2)	3,711	2,368,991
VeriSign, Inc.(2)	1,459	102,947
		4,176,269
IT Services — 4.3%
Accenture plc, Class A(1)	19,461	1,912,238
Amdocs Ltd.(1)	6,764	384,736
Computer Sciences Corp.(1)	14,117	866,502
Convergys Corp.	7,593	175,474
International Business Machines Corp.(1)	16,120	2,336,916
PayPal Holdings, Inc.(2)	18,497	574,147
Teradata Corp.(1)(2)	5,383	155,892
Western Union Co. (The)	6,461	118,624
Xerox Corp.	12,810	124,641
		6,649,170
Life Sciences Tools and Services — 1.0%
Bio-Rad Laboratories, Inc., Class A(1)(2)	10,433	1,401,256
Bruker Corp.(1)(2)	5,245	86,176
		1,487,432
Machinery — 3.3%
Caterpillar, Inc.(1)	21,317	1,393,279
Cummins, Inc.(1)	11,217	1,217,942
PACCAR, Inc.	6,185	322,671
Parker-Hannifin Corp.(1)	8,309	808,466
Stanley Black & Decker, Inc.(1)	14,462	1,402,525
		5,144,883

Marine — 0.5%
Matson, Inc.(1)	19,768	760,870
Media — 3.6%
Cablevision Systems Corp., Class A(1)	41,406	1,344,453
Comcast Corp., Class A(1)	19,904	1,132,140
Markit Ltd.(2)	16,563	480,327
Scripps Networks Interactive, Inc., Class A(1)	19,801	974,011
Twenty-First Century Fox, Inc.	45,523	1,228,211
Viacom, Inc., Class B	6,216	268,220
Walt Disney Co. (The)(1)	2,616	267,355
		5,694,717
Metals and Mining — 1.2%
Alcoa, Inc.(1)	103,944	1,004,099
Newmont Mining Corp.(1)	52,815	848,737
		1,852,836
Multi-Utilities — 0.4%
Public Service Enterprise Group, Inc.	14,002	590,324
Multiline Retail — 2.4%
Big Lots, Inc.(1)	13,237	634,317
Dollar General Corp.	5,877	425,730
Kohl's Corp.(1)	21,660	1,003,074
Target Corp.(1)	21,554	1,695,438
		3,758,559
Oil, Gas and Consumable Fuels — 4.2%
Chevron Corp.(1)	1,061	83,692
CVR Energy, Inc.(1)	33,612	1,379,773
Exxon Mobil Corp.(1)	21,577	1,604,250
Murphy Oil Corp.(1)	32,563	788,025
Tesoro Corp.	5,769	560,977
Valero Energy Corp.(1)	23,938	1,438,674
Western Refining, Inc.(1)	16,171	713,464
		6,568,855
Paper and Forest Products — 0.1%
Domtar Corp.	3,343	119,512
International Paper Co.	2,934	110,876
		230,388
Personal Products — 0.1%
Avon Products, Inc.(1)	50,305	163,491
Pharmaceuticals — 5.7%
Johnson & Johnson(1)	37,768	3,525,643
Merck & Co., Inc.(1)	47,941	2,367,806
Pfizer, Inc.(1)	96,987	3,046,362
		8,939,811
Professional Services — 0.6%
CEB, Inc.	8,915	609,251
ManpowerGroup, Inc.(1)	902	73,865
TriNet Group, Inc.(2)	12,931	217,241
		900,357

Real Estate Investment Trusts (REITs) — 2.9%
Hospitality Properties Trust(1)	41,091	1,051,108
Lamar Advertising Co., Class A(1)	22,278	1,162,466
Plum Creek Timber Co., Inc.	3,912	154,563
RLJ Lodging Trust(1)	42,031	1,062,124
Ryman Hospitality Properties, Inc.(1)	23,236	1,143,908
		4,574,169
Real Estate Management and Development — 1.5%
CBRE Group, Inc.(1)(2)	37,834	1,210,688
Jones Lang LaSalle, Inc.	7,620	1,095,527
		2,306,215
Semiconductors and Semiconductor Equipment — 3.2%
Analog Devices, Inc.	11,162	629,648
Fairchild Semiconductor International, Inc.(1)(2)	7,908	111,028
Intel Corp.(1)	85,100	2,564,914
Marvell Technology Group Ltd.	9,479	85,785
Micron Technology, Inc.(1)(2)	20,750	310,835
Texas Instruments, Inc.(1)	25,261	1,250,925
		4,953,135
Software — 6.4%
Activision Blizzard, Inc.	17,868	551,943
Cadence Design Systems, Inc.(1)(2)	66,598	1,377,247
Electronic Arts, Inc.(2)	7,870	533,192
Mentor Graphics Corp.(1)	31,358	772,348
Microsoft Corp.(1)	75,424	3,338,266
Oracle Corp.(1)	59,724	2,157,231
Symantec Corp.(1)	4,926	95,909
Synopsys, Inc.(1)(2)	25,422	1,173,988
		10,000,124
Specialty Retail — 3.2%
Aaron's, Inc.	20,655	745,852
Best Buy Co., Inc.(1)	20,617	765,303
Foot Locker, Inc.(1)	16,401	1,180,380
Gap, Inc. (The)(1)	9,411	268,213
Lowe's Cos., Inc.(1)	28,855	1,988,687
		4,948,435
Technology Hardware, Storage and Peripherals — 5.9%
Apple, Inc.(1)	54,309	5,990,283
EMC Corp.(1)	68,390	1,652,302
NetApp, Inc.	2,940	87,024
SanDisk Corp.(1)	8,480	460,718
Western Digital Corp.(1)	12,438	988,075
		9,178,402
Textiles, Apparel and Luxury Goods — 0.9%
NIKE, Inc., Class B	4,871	598,987
Wolverine World Wide, Inc.(1)	40,084	867,418
		1,466,405
Thrifts and Mortgage Finance — 0.8%
Essent Group Ltd.(1)(2)	47,914	1,190,663

Tobacco — 0.5%
Philip Morris International, Inc.	9,948	789,175
TOTAL COMMON STOCKS (Cost $194,260,458)		197,661,380
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 2/15/25, valued at $318,800), at 0.01%, dated 9/30/15, due 10/1/15 (Delivery value $309,000)		309,000
State Street Institutional Liquid Reserves Fund, Premier Class	116,090	116,090
TOTAL TEMPORARY CASH INVESTMENTS (Cost $425,090)		425,090
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 126.9% (Cost $194,685,548)		198,086,470
COMMON STOCKS SOLD SHORT — (27.9)%
Airlines — (0.8)%
Allegiant Travel Co.	(1,159)	(250,634)
Spirit Airlines, Inc.	(20,775)	(982,657)
		(1,233,291)
Auto Components — (1.0)%
BorgWarner, Inc.	(10,221)	(425,091)
Visteon Corp.	(11,506)	(1,164,868)
		(1,589,959)
Biotechnology — (0.5)%
Clovis Oncology, Inc.	(1,482)	(136,285)
Radius Health, Inc.	(5,611)	(388,898)
Ultragenyx Pharmaceutical, Inc.	(3,174)	(305,688)
		(830,871)
Chemicals — (1.0)%
FMC Corp.	(4,191)	(142,117)
Platform Specialty Products Corp.	(5,789)	(73,231)
Tronox Ltd., Class A	(23,248)	(101,594)
WR Grace & Co.	(13,454)	(1,251,894)
		(1,568,836)
Commercial Services and Supplies — (0.6)%
Covanta Holding Corp.	(57,199)	(998,123)
Communications Equipment — (0.7)%
Motorola Solutions, Inc.	(16,959)	(1,159,656)
Construction and Engineering — (1.2)%
AECOM	(36,125)	(993,799)
Granite Construction, Inc.	(30,482)	(904,401)
		(1,898,200)
Diversified Financial Services — (0.6)%
Leucadia National Corp.	(47,703)	(966,463)
Electric Utilities — (0.2)%
ALLETE, Inc.	(5,087)	(256,843)
Electronic Equipment, Instruments and Components — (0.8)%
Anixter International, Inc.	(19,592)	(1,132,026)
Zebra Technologies Corp., Class A	(1,825)	(139,704)
		(1,271,730)
Energy Equipment and Services — (1.0)%
Bristow Group, Inc.	(15,551)	(406,814)

Patterson-UTI Energy, Inc.	(12,845)	(168,783)
Rowan Cos. plc	(60,640)	(979,336)
		(1,554,933)
Food and Staples Retailing — (1.0)%
PriceSmart, Inc.	(14,187)	(1,097,222)
United Natural Foods, Inc.	(10,819)	(524,830)
		(1,622,052)
Food Products — (0.3)%
WhiteWave Foods Co. (The), Class A	(11,189)	(449,238)
Gas Utilities — (0.2)%
South Jersey Industries, Inc.	(13,401)	(338,375)
Health Care Equipment and Supplies — (0.1)%
Cooper Cos., Inc. (The)	(668)	(99,438)
Health Care Providers and Services — (2.8)%
Acadia Healthcare Co., Inc.	(16,601)	(1,100,148)
Brookdale Senior Living, Inc.	(38,350)	(880,516)
Henry Schein, Inc.	(5,043)	(669,307)
Patterson Cos., Inc.	(6,818)	(294,878)
Team Health Holdings, Inc.	(14,190)	(766,686)
Tenet Healthcare Corp.	(18,917)	(698,416)
		(4,409,951)
Hotels, Restaurants and Leisure — (1.1)%
MGM Resorts International	(47,467)	(875,766)
Wendy's Co. (The)	(63,022)	(545,141)
Wynn Resorts Ltd.	(6,626)	(351,973)
		(1,772,880)
Household Durables — (1.0)%
Lennar Corp., Class A	(13,312)	(640,707)
M.D.C. Holdings, Inc.	(33,589)	(879,360)
		(1,520,067)
Insurance — (0.9)%
Assurant, Inc.	(2,196)	(173,506)
MBIA, Inc.	(131,996)	(802,536)
Old Republic International Corp.	(30,518)	(477,301)
		(1,453,343)
Internet Software and Services — (0.5)%
Yahoo!, Inc.	(26,575)	(768,283)
IT Services — (0.7)%
Alliance Data Systems Corp.	(1,396)	(361,536)
Blackhawk Network Holdings, Inc.	(3,420)	(144,974)
FleetCor Technologies, Inc.	(2,493)	(343,087)
Gartner, Inc.	(997)	(83,678)
WEX, Inc.	(2,444)	(212,237)
		(1,145,512)
Machinery — (0.7)%
Donaldson Co., Inc.	(38,511)	(1,081,389)
Media — (1.4)%
Lions Gate Entertainment Corp.	(11,252)	(414,073)
Loral Space & Communications, Inc.	(20,714)	(975,215)
Tribune Media Co.	(23,321)	(830,228)
		(2,219,516)

Metals and Mining — (0.4)%
Freeport-McMoRan, Inc.	(10,751)	(104,177)
Hecla Mining Co.	(280,354)	(552,298)
		(656,475)
Multi-Utilities — (0.3)%
Dominion Resources, Inc.	(3,210)	(225,920)
WEC Energy Group, Inc.	(4,022)	(210,029)
		(435,949)
Oil, Gas and Consumable Fuels — (0.9)%
Cobalt International Energy, Inc.	(15,112)	(106,993)
Diamondback Energy, Inc.	(8,901)	(575,005)
Gulfport Energy Corp.	(21,577)	(640,405)
		(1,322,403)
Paper and Forest Products — (0.8)%
Louisiana-Pacific Corp.	(81,890)	(1,166,114)
Pharmaceuticals — (0.2)%
Akorn, Inc.	(9,346)	(266,408)
Professional Services — (0.8)%
Advisory Board Co. (The)	(26,008)	(1,184,404)
Real Estate Investment Trusts (REITs) — (0.4)%
Potlatch Corp.	(5,477)	(157,683)
WP Carey, Inc.	(7,624)	(440,743)
		(598,426)
Real Estate Management and Development — (0.6)%
Howard Hughes Corp. (The)	(3,501)	(401,705)
Kennedy-Wilson Holdings, Inc.	(24,319)	(539,152)
		(940,857)
Road and Rail — (0.1)%
Kansas City Southern	(842)	(76,521)
Semiconductors and Semiconductor Equipment — (1.0)%
Cypress Semiconductor Corp.	(124,978)	(1,064,812)
SunEdison, Inc.	(74,565)	(535,377)
		(1,600,189)
Software — (0.1)%
FireEye, Inc.	(2,748)	(87,441)
Specialty Retail — (1.2)%
Cabela's, Inc.	(19,983)	(911,225)
CarMax, Inc.	(15,509)	(919,994)
		(1,831,219)
Textiles, Apparel and Luxury Goods — (0.6)%
Under Armour, Inc., Class A	(9,089)	(879,633)
Trading Companies and Distributors — (0.7)%
Watsco, Inc.	(9,595)	(1,136,816)
Transportation Infrastructure — (0.7)%
Macquarie Infrastructure Corp.	(15,240)	(1,137,818)
TOTAL COMMON STOCKS SOLD SHORT — (27.9)% (Proceeds $51,691,079)		(43,529,622)
OTHER ASSETS AND LIABILITIES — 1.0%		1,553,856
TOTAL NET ASSETS — 100.0%		$156,110,704

NOTES TO SCHEDULE OF INVESTMENTS
(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $141,869,260.

(2) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	197,661,380	—	—
Temporary Cash Investments	116,090	309,000	—
	197,777,470	309,000	—
Liabilities
Securities Sold Short
Common Stocks	(43,529,622)	—	—

3. Federal Tax Information

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$194,712,002
Gross tax appreciation of investments	$21,250,075
Gross tax depreciation of investments	(17,875,607)
Net tax appreciation (depreciation) of investments	3,374,468
Net tax appreciation (depreciation) on securities sold short	8,161,457
Net tax appreciation (depreciation)	$11,535,925

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Disciplined Growth Fund
September 30, 2015

Disciplined Growth - Schedule of Investments
SEPTEMBER 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 4.3%
Astronics Corp.(1)	111,733	4,517,365
Boeing Co. (The)	10,736	1,405,879
General Dynamics Corp.	36,784	5,074,353
Honeywell International, Inc.	84,092	7,962,671
Huntington Ingalls Industries, Inc.	82,818	8,873,949
Spirit AeroSystems Holdings, Inc., Class A(1)	173,952	8,408,840
Textron, Inc.	210,658	7,929,167
		44,172,224
Air Freight and Logistics — 0.5%
United Parcel Service, Inc., Class B	54,524	5,380,973
Airlines — 1.0%
United Continental Holdings, Inc.(1)	195,274	10,359,286
Beverages — 3.1%
Coca-Cola Co. (The)	194,587	7,806,830
PepsiCo, Inc.	248,093	23,395,170
		31,202,000
Biotechnology — 10.1%
AbbVie, Inc.	308,166	16,767,312
Amgen, Inc.	136,059	18,819,681
Biogen, Inc.(1)	53,549	15,626,133
Celgene Corp.(1)	155,087	16,775,761
Gilead Sciences, Inc.	233,126	22,890,642
Incyte Corp.(1)	59,084	6,518,738
Regeneron Pharmaceuticals, Inc.(1)	12,650	5,884,021
		103,282,288
Building Products — 0.1%
Continental Building Products, Inc.(1)	53,081	1,090,284
Capital Markets — 0.9%
Legg Mason, Inc.	181,149	7,537,610
Moelis & Co., Class A	82,026	2,154,003
		9,691,613
Chemicals — 1.0%
LyondellBasell Industries NV, Class A	103,370	8,616,923
Minerals Technologies, Inc.	24,170	1,164,027
		9,780,950
Commercial Services and Supplies — 0.8%
Herman Miller, Inc.	56,082	1,617,405
Pitney Bowes, Inc.	57,689	1,145,127
Waste Management, Inc.	108,397	5,399,254
		8,161,786
Communications Equipment†
F5 Networks, Inc.(1)	1,989	230,326

Containers and Packaging — 0.2%
Berry Plastics Group, Inc.(1)	66,165	1,989,581
Diversified Consumer Services — 0.6%
Capella Education Co.	11,593	574,085
Strayer Education, Inc.(1)	98,215	5,398,879
		5,972,964
Diversified Telecommunication Services — 2.5%
Verizon Communications, Inc.	587,677	25,569,826
Electrical Equipment — 0.9%
Rockwell Automation, Inc.	87,359	8,864,318
Energy Equipment and Services — 0.3%
Schlumberger Ltd.	44,578	3,074,545
Food and Staples Retailing — 2.4%
CVS Health Corp.	183,391	17,693,564
Kroger Co. (The)	187,451	6,761,357
		24,454,921
Food Products — 3.0%
ConAgra Foods, Inc.	200,137	8,107,550
Hormel Foods Corp.	98,442	6,232,363
Pilgrim's Pride Corp.	378,952	7,874,622
Seaboard Corp.(1)	69	212,451
Tyson Foods, Inc., Class A	182,998	7,887,214
		30,314,200
Health Care Equipment and Supplies — 4.1%
Analogic Corp.	11,516	944,773
C.R. Bard, Inc.	45,270	8,434,254
Hologic, Inc.(1)	237,572	9,296,192
St. Jude Medical, Inc.	148,208	9,350,443
Stryker Corp.	110,681	10,415,082
Varian Medical Systems, Inc.(1)	46,508	3,431,360
		41,872,104
Health Care Providers and Services — 3.3%
Aetna, Inc.	85,861	9,394,052
Anthem, Inc.	20,600	2,884,000
Express Scripts Holding Co.(1)	157,985	12,790,465
HCA Holdings, Inc.(1)	53,181	4,114,082
McKesson Corp.	6,527	1,207,691
UnitedHealth Group, Inc.	25,964	3,012,084
		33,402,374
Health Care Technology†
Quality Systems, Inc.	35,383	441,580
Hotels, Restaurants and Leisure — 4.1%
Brinker International, Inc.	163,621	8,617,918
Cracker Barrel Old Country Store, Inc.	61,441	9,049,031
Darden Restaurants, Inc.	124,686	8,545,978
Las Vegas Sands Corp.	197,496	7,498,923
Marriott Vacations Worldwide Corp.	3,149	214,573
McDonald's Corp.	4,557	449,001
Ruth's Hospitality Group, Inc.	32,025	520,086

Vail Resorts, Inc.	61,114	6,397,414
		41,292,924
Household Durables — 1.6%
GoPro, Inc., Class A(1)	110,639	3,454,150
Harman International Industries, Inc.	85,869	8,242,565
Helen of Troy Ltd.(1)	52,961	4,729,417
		16,426,132
Household Products — 0.7%
Central Garden and Pet Co.(1)	72,655	1,170,472
Clorox Co. (The)	48,187	5,567,044
		6,737,516
Industrial Conglomerates — 1.7%
3M Co.	119,583	16,953,282
Insurance — 0.1%
Heritage Insurance Holdings, Inc.(1)	77,963	1,538,210
Internet and Catalog Retail — 2.7%
Amazon.com, Inc.(1)	50,126	25,658,998
PetMed Express, Inc.	107,837	1,736,176
		27,395,174
Internet Software and Services — 7.6%
eBay, Inc.(1)	437,201	10,685,192
Endurance International Group Holdings, Inc.(1)	81,006	1,082,240
Facebook, Inc., Class A(1)	263,085	23,651,342
Google, Inc., Class A(1)	48,563	31,001,162
IAC/InterActiveCorp	67,907	4,432,290
LogMeIn, Inc.(1)	11,068	754,395
VeriSign, Inc.(1)	80,442	5,675,988
		77,282,609
IT Services — 4.8%
Accenture plc, Class A	153,331	15,066,304
CSG Systems International, Inc.	38,833	1,196,056
International Business Machines Corp.	107,850	15,635,015
Jack Henry & Associates, Inc.	4,797	333,919
PayPal Holdings, Inc.(1)	125,932	3,908,929
Total System Services, Inc.	172,208	7,823,410
Visa, Inc., Class A	68,014	4,737,855
		48,701,488
Leisure Products — 0.1%
Smith & Wesson Holding Corp.(1)	82,560	1,392,787
Machinery — 3.2%
Caterpillar, Inc.	102,520	6,700,707
Cummins, Inc.	79,105	8,589,221
PACCAR, Inc.	174,510	9,104,187
Stanley Black & Decker, Inc.	87,002	8,437,454
		32,831,569
Media — 3.2%
Comcast Corp., Class A	53,253	3,029,031
Scripps Networks Interactive, Inc., Class A	164,545	8,093,968
Twenty-First Century Fox, Inc.	93,519	2,523,143

Viacom, Inc., Class B	219,559	9,473,971
Walt Disney Co. (The)	93,941	9,600,770
		32,720,883
Multiline Retail — 0.9%
Target Corp.	115,485	9,084,050
Personal Products — 0.1%
Herbalife Ltd.(1)	13,449	732,970
Pharmaceuticals — 1.6%
Bristol-Myers Squibb Co.	41,833	2,476,514
Jazz Pharmaceuticals plc(1)	35,258	4,682,615
Merck & Co., Inc.	189,877	9,378,025
		16,537,154
Professional Services — 0.2%
CEB, Inc.	19,566	1,337,140
RPX Corp.(1)	77,647	1,065,317
		2,402,457
Real Estate Investment Trusts (REITs) — 1.1%
Lamar Advertising Co., Class A	163,693	8,541,501
Ryman Hospitality Properties, Inc.	50,348	2,478,632
		11,020,133
Real Estate Management and Development — 0.9%
Jones Lang LaSalle, Inc.	52,634	7,567,190
Marcus & Millichap, Inc.(1)	43,522	2,001,577
		9,568,767
Semiconductors and Semiconductor Equipment — 3.8%
Analog Devices, Inc.	152,105	8,580,243
Avago Technologies Ltd.	43,496	5,437,435
Intel Corp.	338,629	10,206,278
Texas Instruments, Inc.	284,250	14,076,060
		38,300,016
Software — 6.3%
Cadence Design Systems, Inc.(1)	475,879	9,841,178
Electronic Arts, Inc.(1)	151,396	10,257,079
Intuit, Inc.	120,370	10,682,838
Microsoft Corp.	356,877	15,795,376
Oracle Corp.	241,108	8,708,821
VMware, Inc., Class A(1)	106,812	8,415,717
		63,701,009
Specialty Retail — 4.5%
Aaron's, Inc.	213,463	7,708,149
Build-A-Bear Workshop, Inc.(1)	83,022	1,568,285
Children's Place, Inc. (The)	28,188	1,625,602
Foot Locker, Inc.	150,909	10,860,921
Gap, Inc. (The)	63,477	1,809,094
Home Depot, Inc. (The)	53,632	6,193,960
Lowe's Cos., Inc.	227,167	15,656,350
		45,422,361
Technology Hardware, Storage and Peripherals — 8.1%
Apple, Inc.	670,515	73,957,804

EMC Corp.	344,643	8,326,575
		82,284,379
Textiles, Apparel and Luxury Goods — 1.1%
NIKE, Inc., Class B	58,470	7,190,056
Wolverine World Wide, Inc.	182,042	3,939,389
		11,129,445
Thrifts and Mortgage Finance — 0.8%
Essent Group Ltd.(1)	318,387	7,911,917
Tobacco — 1.4%
Philip Morris International, Inc.	180,378	14,309,387
Trading Companies and Distributors — 0.1%
Kaman Corp.	38,376	1,375,780
Wireless Telecommunication Services†
Shenandoah Telecommunications Co.	9,153	391,840
TOTAL COMMON STOCKS (Cost $1,023,254,366)		1,016,752,382
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $1,894,756), at 0.01%, dated 9/30/15, due 10/1/15 (Delivery value $1,854,001)		1,854,000
State Street Institutional Liquid Reserves Fund, Premier Class	687,554	687,554
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,541,554)		2,541,554
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,025,795,920)		1,019,293,936
OTHER ASSETS AND LIABILITIES — (0.1)%		(774,342)
TOTAL NET ASSETS — 100.0%		$1,018,519,594

NOTES TO SCHEDULE OF INVESTMENTS
†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,016,752,382	—	—
Temporary Cash Investments	687,554	1,854,000	—
	1,017,439,936	1,854,000	—

3. Federal Tax Information

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,028,428,100
Gross tax appreciation of investments	$54,418,264
Gross tax depreciation of investments	(63,552,428)
Net tax appreciation (depreciation) of investments	$(9,134,164)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Disciplined Growth Plus Fund
September 30, 2015

Disciplined Growth Plus - Schedule of Investments
SEPTEMBER 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 128.7%
Aerospace and Defense — 4.7%
Astronics Corp.(1)(2)	6,753	273,024
Boeing Co. (The)(1)	1,279	167,485
General Dynamics Corp.	510	70,354
Honeywell International, Inc.(1)	5,469	517,860
Huntington Ingalls Industries, Inc.(1)	2,373	254,267
Spirit AeroSystems Holdings, Inc., Class A(1)(2)	8,719	421,476
Textron, Inc.(1)	10,662	401,318
United Technologies Corp.(1)	1,580	140,604
		2,246,388
Air Freight and Logistics — 0.9%
United Parcel Service, Inc., Class B(1)	4,458	439,960
Airlines — 1.0%
United Continental Holdings, Inc.(1)(2)	9,200	488,060
Beverages — 3.8%
Coca-Cola Co. (The)(1)	9,331	374,360
Dr Pepper Snapple Group, Inc.(1)	4,742	374,855
PepsiCo, Inc.(1)	11,472	1,081,809
		1,831,024
Biotechnology — 10.2%
AbbVie, Inc.(1)	15,436	839,873
Acorda Therapeutics, Inc.(1)(2)	3,651	96,788
Alexion Pharmaceuticals, Inc.(2)	362	56,613
Amgen, Inc.(1)	4,466	617,737
Biogen, Inc.(1)(2)	1,532	447,053
Celgene Corp.(1)(2)	4,879	527,761
Cytokinetics, Inc.(1)(2)	16,541	110,659
Emergent Biosolutions, Inc.(1)(2)	2,690	76,638
Five Prime Therapeutics, Inc.(1)(2)	4,593	70,686
Gilead Sciences, Inc.(1)	8,225	807,613
Incyte Corp.(2)	1,918	211,613
Infinity Pharmaceuticals, Inc.(1)(2)	12,859	108,659
Medivation, Inc.(2)	3,348	142,290
NewLink Genetics Corp.(2)	1,498	53,688
Ophthotech Corp.(1)(2)	897	36,347
Orexigen Therapeutics, Inc.(1)(2)	42,396	89,456
Pfenex, Inc.(2)	2,402	36,054
Progenics Pharmaceuticals, Inc.(1)(2)	11,179	63,944
Regeneron Pharmaceuticals, Inc.(1)(2)	607	282,340
Spectrum Pharmaceuticals, Inc.(2)	11,887	71,084
United Therapeutics Corp.(1)(2)	1,013	132,946
Vertex Pharmaceuticals, Inc.(1)(2)	312	32,492
		4,912,334

Building Products — 1.7%
American Woodmark Corp.(1)(2)	669	43,398
Continental Building Products, Inc.(1)(2)	18,664	383,358
Patrick Industries, Inc.(2)	1,469	58,011
USG Corp.(1)(2)	13,058	347,604
		832,371
Capital Markets — 2.3%
Affiliated Managers Group, Inc.(2)	344	58,821
Ameriprise Financial, Inc.(1)	318	34,703
Artisan Partners Asset Management, Inc., Class A(1)	6,655	234,456
Diamond Hill Investment Group, Inc.(1)	1,264	235,154
Evercore Partners, Inc., Class A(1)	5,461	274,361
Moelis & Co., Class A(1)	10,247	269,086
		1,106,581
Chemicals — 3.2%
Chase Corp.(1)	7,374	290,462
Dow Chemical Co. (The)(1)	2,538	107,611
International Flavors & Fragrances, Inc.(1)	2,549	263,210
LyondellBasell Industries NV, Class A(1)	6,885	573,934
Minerals Technologies, Inc.	5,696	274,319
Trinseo SA(2)	1,648	41,612
		1,551,148
Commercial Services and Supplies — 2.2%
ARC Document Solutions, Inc.(1)(2)	56,509	336,229
Deluxe Corp.(1)	878	48,940
Herman Miller, Inc.(1)	11,595	334,400
Multi-Color Corp.	2,051	156,881
Pitney Bowes, Inc.(1)	8,410	166,938
		1,043,388
Communications Equipment — 0.9%
Arista Networks, Inc.(1)(2)	1,413	86,461
F5 Networks, Inc.(2)	1,646	190,607
Juniper Networks, Inc.(1)	5,297	136,186
		413,254
Containers and Packaging — 0.3%
Avery Dennison Corp.	419	23,703
Berry Plastics Group, Inc.(1)(2)	2,310	69,461
Graphic Packaging Holding Co.(1)	3,096	39,598
		132,762
Diversified Consumer Services — 1.8%
Capella Education Co.(1)	1,674	82,897
H&R Block, Inc.(1)	13,647	494,021
Strayer Education, Inc.(1)(2)	4,935	271,277
		848,195
Diversified Financial Services — 0.4%
GAIN Capital Holdings, Inc.(1)	24,346	177,239
Diversified Telecommunication Services — 1.6%
Verizon Communications, Inc.(1)	17,967	781,744

Electrical Equipment — 1.8%
Allied Motion Technologies, Inc.(1)	9,118	162,027
Enphase Energy, Inc.(1)(2)	11,770	43,549
General Cable Corp.(1)	19,253	229,111
Rockwell Automation, Inc.(1)	4,197	425,869
		860,556
Electronic Equipment, Instruments and Components — 0.4%
OSI Systems, Inc.(1)(2)	2,611	200,943
Energy Equipment and Services — 0.8%
Schlumberger Ltd.(1)	5,688	392,301
Food and Staples Retailing — 2.3%
CVS Health Corp.(1)	6,067	585,344
Fresh Market, Inc. (The)(1)(2)	5,703	128,831
Kroger Co. (The)(1)	11,463	413,470
		1,127,645
Food Products — 3.9%
Cal-Maine Foods, Inc.	1,168	63,784
ConAgra Foods, Inc.(1)	10,353	419,400
Dean Foods Co.(1)	25,173	415,858
Hormel Foods Corp.(1)	1,075	68,058
Ingredion, Inc.(1)	2,102	183,526
Pilgrim's Pride Corp.(1)	18,870	392,119
Seaboard Corp.(2)	44	135,476
Tyson Foods, Inc., Class A(1)	4,523	194,941
		1,873,162
Health Care Equipment and Supplies — 4.2%
Align Technology, Inc.(1)(2)	956	54,262
C.R. Bard, Inc.(1)	2,239	417,148
Cyberonics, Inc.(2)	575	34,948
DexCom, Inc.(1)(2)	637	54,693
Hologic, Inc.(1)(2)	9,082	355,379
Integra LifeSciences Holdings Corp.(2)	398	23,701
St. Jude Medical, Inc.(1)	6,925	436,898
Stryker Corp.(1)	5,286	497,413
SurModics, Inc.(1)(2)	5,943	129,795
		2,004,237
Health Care Providers and Services — 4.7%
Aetna, Inc.(1)	4,105	449,128
Alliance HealthCare Services, Inc.(1)(2)	5,464	53,329
Express Scripts Holding Co.(1)(2)	7,992	647,032
HCA Holdings, Inc.(1)(2)	2,664	206,087
Health Net, Inc.(1)(2)	2,477	149,165
Landauer, Inc.(1)	3,413	126,247
McKesson Corp.	242	44,777
Molina Healthcare, Inc.(1)(2)	3,461	238,290
UnitedHealth Group, Inc.(1)	2,838	329,236
		2,243,291
Health Care Technology — 0.2%
Quality Systems, Inc.(1)	8,335	104,021

Hotels, Restaurants and Leisure — 5.0%
Boyd Gaming Corp.(1)(2)	22,526	367,174
Brinker International, Inc.(1)	8,000	421,360
Cracker Barrel Old Country Store, Inc.(1)	2,528	372,324
Darden Restaurants, Inc.(1)	3,050	209,047
Denny's Corp.(1)(2)	13,459	148,453
Diamond Resorts International, Inc.(2)	1,571	36,745
Isle of Capri Casinos, Inc.(1)(2)	19,877	346,655
Las Vegas Sands Corp.(1)	8,991	341,388
McDonald's Corp.(1)	360	35,471
Ruth's Hospitality Group, Inc.(1)	6,306	102,409
Starbucks Corp.(1)	545	30,978
		2,412,004
Household Durables — 1.8%
GoPro, Inc., Class A(1)(2)	8,962	279,794
Harman International Industries, Inc.(1)	3,286	315,423
Helen of Troy Ltd.(2)	1,721	153,685
iRobot Corp.(1)(2)	3,962	115,453
		864,355
Household Products — 0.8%
Central Garden and Pet Co.(1)(2)	22,436	361,444
Independent Power and Renewable Electricity Producers — 0.4%
Ormat Technologies, Inc.(1)	5,035	171,341
Industrial Conglomerates — 1.0%
3M Co.(1)	3,267	463,163
Insurance — 0.1%
Heritage Insurance Holdings, Inc.(2)	1,545	30,483
Internet and Catalog Retail — 3.6%
1-800-Flowers.com, Inc., Class A(2)	5,147	46,838
Amazon.com, Inc.(1)(2)	1,930	987,948
Nutrisystem, Inc.(1)	5,902	156,521
PetMed Express, Inc.(1)	13,784	221,922
Shutterfly, Inc.(1)(2)	8,710	311,382
		1,724,611
Internet Software and Services — 7.9%
Cimpress NV(1)(2)	2,786	212,042
EarthLink Holdings Corp.(1)	8,220	63,952
eBay, Inc.(1)(2)	22,385	547,089
Endurance International Group Holdings, Inc.(1)(2)	15,393	205,651
Facebook, Inc., Class A(1)(2)	10,198	916,800
Google, Inc., Class A(1)(2)	2,247	1,434,417
LogMeIn, Inc.(1)(2)	2,578	175,717
VeriSign, Inc.(1)(2)	2,385	168,286
Web.com Group, Inc.(1)(2)	1,938	40,853
XO Group, Inc.(1)(2)	2,542	35,918
		3,800,725
IT Services — 6.1%
Accenture plc, Class A(1)	7,641	750,805
CSG Systems International, Inc.(1)	9,594	295,495

EVERTEC, Inc.(1)	4,311	77,900
International Business Machines Corp.(1)	5,471	793,131
PayPal Holdings, Inc.(1)(2)	6,461	200,549
Teradata Corp.(1)(2)	797	23,081
Total System Services, Inc.(1)	8,156	370,527
VeriFone Systems, Inc.(2)	2,251	62,420
Visa, Inc., Class A(1)	3,978	277,108
Western Union Co. (The)(1)	3,520	64,627
		2,915,643
Leisure Products — 0.5%
Nautilus, Inc.(1)(2)	8,875	133,125
Smith & Wesson Holding Corp.(1)(2)	5,256	88,669
		221,794
Life Sciences Tools and Services — 0.3%
Luminex Corp.(1)(2)	6,270	106,026
Thermo Fisher Scientific, Inc.	245	29,958
		135,984
Machinery — 4.5%
Blount International, Inc.(1)(2)	27,866	155,214
Caterpillar, Inc.(1)	4,888	319,480
Cummins, Inc.(1)	3,736	405,655
Mueller Industries, Inc., Class A	8,023	237,320
PACCAR, Inc.(1)	8,226	429,151
Parker-Hannifin Corp.(1)	1,178	114,619
Stanley Black & Decker, Inc.(1)	4,230	410,225
Wabash National Corp.(1)(2)	7,999	84,709
		2,156,373
Marine — 0.1%
Matson, Inc.(1)	1,028	39,568
Media — 3.3%
Comcast Corp., Class A(1)	5,111	290,714
Interpublic Group of Cos., Inc. (The)(1)	1,889	36,137
Omnicom Group, Inc.(1)	2,932	193,219
Scripps Networks Interactive, Inc., Class A(1)	6,899	339,362
Viacom, Inc., Class B(1)	5,889	254,110
Walt Disney Co. (The)(1)	4,622	472,368
		1,585,910
Multiline Retail — 0.9%
Target Corp.(1)	5,742	451,666
Paper and Forest Products — 0.5%
International Paper Co.(1)	6,783	256,330
Personal Products — 0.6%
Herbalife Ltd.(2)	1,852	100,934
Medifast, Inc.(1)(2)	2,218	59,575
Natural Health Trends Corp.(1)	2,594	84,772
USANA Health Sciences, Inc.(2)	494	66,211
		311,492
Pharmaceuticals — 3.2%
Allergan plc(1)(2)	112	30,443

Bristol-Myers Squibb Co.	1,926	114,019
Endo International plc(1)(2)	2,474	171,399
Jazz Pharmaceuticals plc(1)(2)	1,225	162,692
Johnson & Johnson(1)	5,100	476,085
Lannett Co., Inc.(1)(2)	598	24,829
Merck & Co., Inc.(1)	9,051	447,029
Mylan NV(1)(2)	3,239	130,402
		1,556,898
Professional Services — 1.2%
CEB, Inc.	1,660	113,444
RPX Corp.(1)(2)	27,477	376,985
TrueBlue, Inc.(1)(2)	3,145	70,668
		561,097
Real Estate Investment Trusts (REITs) — 0.9%
Lamar Advertising Co., Class A(1)	7,527	392,759
Ryman Hospitality Properties, Inc.(1)	917	45,144
		437,903
Real Estate Management and Development — 1.9%
CBRE Group, Inc.(1)(2)	7,101	227,232
Jones Lang LaSalle, Inc.(1)	2,378	341,885
Marcus & Millichap, Inc.(1)(2)	7,940	365,161
		934,278
Road and Rail — 0.9%
ArcBest Corp.(1)	8,024	206,778
PAM Transportation Services, Inc.(1)(2)	6,815	225,236
		432,014
Semiconductors and Semiconductor Equipment — 3.7%
Analog Devices, Inc.(1)	7,975	449,870
Avago Technologies Ltd.	2,184	273,022
Intel Corp.(1)	16,787	505,960
Microsemi Corp.(1)(2)	1,033	33,903
Texas Instruments, Inc.(1)	9,948	492,625
		1,755,380
Software — 8.4%
Aspen Technology, Inc.(1)(2)	3,042	115,322
Cadence Design Systems, Inc.(1)(2)	16,254	336,133
Electronic Arts, Inc.(1)(2)	8,294	561,918
Glu Mobile, Inc.(1)(2)	43,680	190,882
Intuit, Inc.(1)	5,552	492,740
Microsoft Corp.(1)	29,358	1,299,385
MicroStrategy, Inc., Class A(2)	303	59,530
Oracle Corp.(1)	12,798	462,264
Pegasystems, Inc.(1)	1,642	40,410
PTC, Inc.(1)(2)	973	30,883
Verint Systems, Inc.(1)(2)	627	27,055
VMware, Inc., Class A(1)(2)	5,543	436,733
		4,053,255
Specialty Retail — 5.1%
Aaron's, Inc.(1)	7,078	255,587

Build-A-Bear Workshop, Inc.(1)(2)	24,439	461,653
Cato Corp. (The), Class A(1)	8,143	277,106
Foot Locker, Inc.(1)	5,788	416,562
Home Depot, Inc. (The)(1)	2,319	267,821
Lowe's Cos., Inc.(1)	11,323	780,381
		2,459,110
Technology Hardware, Storage and Peripherals — 8.5%
Apple, Inc.(1)	31,835	3,511,400
EMC Corp.(1)	18,141	438,287
NetApp, Inc.(1)	3,861	114,286
		4,063,973
Textiles, Apparel and Luxury Goods — 0.9%
NIKE, Inc., Class B	1,308	160,845
Vince Holding Corp.(1)(2)	6,892	23,640
Wolverine World Wide, Inc.(1)	11,299	244,510
		428,995
Thrifts and Mortgage Finance — 0.7%
Essent Group Ltd.(1)(2)	12,767	317,260
Tobacco — 1.5%
Altria Group, Inc.(1)	754	41,017
Philip Morris International, Inc.(1)	8,563	679,303
		720,320
Trading Companies and Distributors — 0.5%
Kaman Corp.(1)	6,661	238,797
Wireless Telecommunication Services — 0.6%
Shenandoah Telecommunications Co.(1)	6,468	276,895
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 128.7% (Cost $62,953,995)		61,749,665
COMMON STOCKS SOLD SHORT — (29.4)%
Aerospace and Defense — (0.7)%
Sparton Corp.	(16,200)	(346,680)
Air Freight and Logistics — (0.2)%
Radiant Logistics, Inc.	(21,393)	(95,413)
Airlines — (0.6)%
Allegiant Travel Co.	(211)	(45,629)
Spirit Airlines, Inc.	(4,735)	(223,965)
		(269,594)
Beverages — (0.2)%
Craft Brew Alliance, Inc.	(13,358)	(106,463)
Biotechnology — (0.7)%
Bluebird Bio, Inc.	(354)	(30,285)
Insmed, Inc.	(4,906)	(91,104)
Oncothyreon, Inc.	(42,102)	(115,360)
Ultragenyx Pharmaceutical, Inc.	(431)	(41,510)
Xencor, Inc.	(6,506)	(79,568)
		(357,827)
Capital Markets — (1.5)%
Charles Schwab Corp. (The)	(6,693)	(191,152)
Cowen Group, Inc., Class A	(44,141)	(201,283)

KCG Holdings, Inc., Class A	(30,600)	(335,682)
		(728,117)
Chemicals — (0.8)%
LSB Industries, Inc.	(17,509)	(268,238)
WR Grace & Co.	(1,038)	(96,586)
		(364,824)
Commercial Services and Supplies — (1.1)%
Heritage-Crystal Clean, Inc.	(13,913)	(142,886)
InnerWorkings, Inc.	(62,507)	(390,669)
		(533,555)
Communications Equipment — (0.8)%
Motorola Solutions, Inc.	(5,445)	(372,329)
Construction and Engineering — (1.3)%
Furmanite Corp.	(7,090)	(43,107)
Great Lakes Dredge & Dock Corp.	(43,448)	(218,978)
Primoris Services Corp.	(21,122)	(378,295)
		(640,380)
Distributors — (0.7)%
Core-Mark Holding Co., Inc.	(5,040)	(329,868)
Diversified Financial Services — (0.1)%
Leucadia National Corp.	(1,477)	(29,924)
Diversified Telecommunication Services — (0.2)%
Cogent Communications Holdings, Inc.	(3,336)	(90,606)
Electronic Equipment, Instruments and Components — (1.4)%
Badger Meter, Inc.	(3,422)	(198,681)
FARO Technologies, Inc.	(11,581)	(405,335)
Mesa Laboratories, Inc.	(622)	(69,291)
		(673,307)
Energy Equipment and Services — (0.7)%
RigNet, Inc.	(13,140)	(335,070)
Food and Staples Retailing — (0.8)%
Chefs' Warehouse, Inc. (The)	(12,553)	(177,751)
United Natural Foods, Inc.	(3,826)	(185,599)
		(363,350)
Food Products — (0.2)%
Inventure Foods, Inc.	(3,994)	(35,467)
Lifeway Foods, Inc.	(5,507)	(57,713)
		(93,180)
Health Care Equipment and Supplies — (0.8)%
Endologix, Inc.	(5,986)	(73,388)
LDR Holding Corp.	(2,758)	(95,234)
Nevro Corp.	(867)	(40,220)
Spectranetics Corp. (The)	(12,974)	(152,964)
		(361,806)
Health Care Providers and Services — (2.2)%
Brookdale Senior Living, Inc.	(10,736)	(246,499)
Capital Senior Living Corp.	(2,071)	(41,523)
Cross Country Healthcare, Inc.	(21,502)	(292,642)
Ensign Group, Inc. (The)	(5,735)	(244,483)

Providence Service Corp. (The)	(5,364)	(233,763)
		(1,058,910)
Hotels, Restaurants and Leisure — (0.5)%
Kona Grill, Inc.	(6,175)	(97,256)
MGM Resorts International	(4,362)	(80,479)
Wynn Resorts Ltd.	(1,545)	(82,071)
		(259,806)
Household Durables — (0.9)%
Skullcandy, Inc.	(10,581)	(58,513)
William Lyon Homes, Class A	(18,720)	(385,632)
		(444,145)
Independent Power and Renewable Electricity Producers — (0.3)%
TerraForm Power, Inc.	(8,453)	(120,202)
Insurance — (0.8)%
Ambac Financial Group, Inc.	(25,066)	(362,705)
Arthur J Gallagher & Co.	(1,075)	(44,376)
		(407,081)
Internet Software and Services — (0.9)%
GTT Communications, Inc.	(17,551)	(408,236)
IT Services — (1.3)%
Forrester Research, Inc.	(6,190)	(194,613)
Heartland Payment Systems, Inc.	(3,681)	(231,940)
ServiceSource International, Inc.	(22,884)	(91,536)
WEX, Inc.	(1,363)	(118,363)
		(636,452)
Leisure Products — (0.6)%
Arctic Cat, Inc.	(12,253)	(271,771)
Marine Products Corp.	(4,934)	(34,242)
		(306,013)
Machinery — (1.9)%
Donaldson Co., Inc.	(2,324)	(65,258)
EnPro Industries, Inc.	(9,009)	(352,883)
Gorman-Rupp Co. (The)	(5,929)	(142,118)
NN, Inc.	(19,117)	(353,664)
		(913,923)
Media — (0.3)%
Loral Space & Communications, Inc.	(3,134)	(147,549)
Oil, Gas and Consumable Fuels — (1.3)%
Cabot Oil & Gas Corp.	(1,631)	(35,654)
Matador Resources Co.	(7,047)	(146,155)
SemGroup Corp., Class A	(4,705)	(203,444)
Synergy Resources Corp.	(24,390)	(239,022)
		(624,275)
Paper and Forest Products — (1.0)%
Deltic Timber Corp.	(5,968)	(356,946)
Wausau Paper Corp.	(20,950)	(134,080)
		(491,026)
Pharmaceuticals — (0.1)%
Aerie Pharmaceuticals, Inc.	(1,717)	(30,460)

Professional Services — (0.6)%
Advisory Board Co. (The)	(6,525)	(297,148)
Real Estate Investment Trusts (REITs) — (0.2)%
Potlatch Corp.	(3,781)	(108,855)
Real Estate Management and Development — (0.5)%
Howard Hughes Corp. (The)	(301)	(34,537)
Kennedy-Wilson Holdings, Inc.	(9,123)	(202,257)
		(236,794)
Road and Rail — (0.2)%
Roadrunner Transportation Systems, Inc.	(4,873)	(89,663)
Semiconductors and Semiconductor Equipment — (0.4)%
Lattice Semiconductor Corp.	(37,843)	(145,696)
SunEdison, Inc.	(7,112)	(51,064)
		(196,760)
Software — (0.7)%
CommVault Systems, Inc.	(993)	(33,723)
Paylocity Holding Corp.	(2,577)	(77,284)
Varonis Systems, Inc.	(3,897)	(60,715)
Xura, Inc.	(7,052)	(157,824)
		(329,546)
Specialty Retail — (1.0)%
Cabela's, Inc.	(4,920)	(224,352)
Destination XL Group, Inc.	(11,703)	(67,994)
Signet Jewelers Ltd.	(1,216)	(165,534)
		(457,880)
Technology Hardware, Storage and Peripherals — (0.7)%
Cray, Inc.	(9,608)	(190,334)
Silicon Graphics International Corp.	(39,590)	(155,589)
		(345,923)
Trading Companies and Distributors — (0.2)%
Watsco, Inc.	(944)	(111,845)
TOTAL COMMON STOCKS SOLD SHORT — (29.4)% (Proceeds $16,945,350)		(14,114,785)
OTHER ASSETS AND LIABILITIES — 0.7%		340,227
TOTAL NET ASSETS — 100.0%		$47,975,107

NOTES TO SCHEDULE OF INVESTMENTS
(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $49,343,335.

(2) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	61,749,665	—	—
Liabilities
Securities Sold Short
Common Stocks	(14,114,785)	—	—

3. Federal Tax Information

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$63,011,361
Gross tax appreciation of investments	$3,663,404
Gross tax depreciation of investments	(4,925,100)
Net tax appreciation (depreciation) of investments	(1,261,696)
Net tax appreciation (depreciation) on securities sold short	2,810,301
Net tax appreciation (depreciation)	$1,548,605

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Value Fund
September 30, 2015

Emerging Markets Value - Schedule of Investments
SEPTEMBER 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 91.7%
Brazil — 5.3%
Banco Bradesco SA Preference Shares	1,440	7,740
Banco do Brasil SA	5,000	18,956
Banco do Estado do Rio Grande do Sul SA Preference Shares	10,700	15,222
BB Seguridade Participacoes SA	4,900	30,516
Cia Energetica de Minas Gerais ADR	11,384	20,264
EDP - Energias do Brasil SA	15,000	44,117
JBS SA	10,500	44,468
Lojas Renner SA	3,000	14,029
Petroleo Brasileiro SA Preference Shares ADR(1)	4,576	16,840
Transmissora Alianca de Energia Eletrica SA	7,800	37,559
Via Varejo SA	4,500	4,688
		254,399
Chile — 1.9%
Banco Santander Chile ADR	1,700	30,974
Corpbanca SA	4,925,089	43,446
Empresa Nacional de Electricidad SA	13,095	15,395
		89,815
China — 22.6%
Agricultural Bank of China Ltd., H Shares	76,000	28,885
Bank of China Ltd., H Shares	145,000	62,762
Bank of Communications Co. Ltd., H Shares	25,000	17,400
Belle International Holdings Ltd.	14,000	12,227
China CITIC Bank Corp. Ltd., H Shares(1)	95,000	55,359
China Construction Bank Corp., H Shares	253,000	169,471
China Everbright Bank Co. Ltd., H Shares	46,000	20,079
China Galaxy Securities Co. Ltd., H Shares	12,000	8,509
China Jinmao Holdings Group Ltd.	62,000	15,755
China Merchants Bank Co. Ltd., H Shares	20,000	48,731
China Mobile Ltd.	14,000	167,091
China National Building Material Co. Ltd., H Shares	48,000	27,850
China Petroleum & Chemical Corp., H Shares	54,000	33,211
China Railway Group Ltd., H Shares	34,000	31,186
China Shenhua Energy Co. Ltd., H Shares	28,000	43,073
China Unicom Ltd.	10,000	12,710
Chongqing Changan Automobile Co. Ltd., B Shares	6,500	11,032
Chongqing Rural Commercial Bank Co. Ltd., H Shares	19,000	10,806
CNOOC Ltd.	30,000	31,015
Evergrande Real Estate Group Ltd.	59,000	33,717
Huadian Power International Corp. Ltd., H Shares	40,000	31,416
Huaneng Power International, Inc., H Shares	2,000	2,170
Industrial & Commercial Bank of China Ltd., H Shares	217,000	125,808
PICC Property & Casualty Co. Ltd., H Shares	6,000	11,765

Shimao Property Holdings Ltd.	9,500	14,391
Sunac China Holdings Ltd.	20,000	10,561
Tencent Holdings Ltd.	900	15,137
Zhejiang Expressway Co. Ltd., H Shares	24,000	26,218
		1,078,335
Colombia — 0.7%
Banco Davivienda SA Preference Shares	1,620	12,581
Cemex Latam Holdings SA(1)	4,874	19,415
		31,996
Egypt — 1.3%
Commercial International Bank Egypt S.A.E.	8,906	59,885
India — 3.8%
HDFC Bank Ltd. ADR	800	48,872
ICICI Bank Ltd. ADR	600	5,028
Infosys Ltd. ADR	4,900	93,541
Tata Motors Ltd. ADR(1)	1,424	32,040
		179,481
Indonesia — 2.1%
PT Bank Mandiri (Persero) Tbk	39,100	21,214
PT Bank Negara Indonesia (Persero) Tbk	104,900	29,716
PT Bank Rakyat Indonesia (Persero) Tbk	79,900	47,460
		98,390
Malaysia — 2.8%
Alliance Financial Group Bhd	4,800	3,662
Berjaya Sports Toto Bhd	22,100	15,494
Genting Bhd	17,200	28,483
Hong Leong Bank Bhd	10,500	31,371
Hong Leong Financial Group Bhd	4,900	15,626
Malayan Banking Bhd	20,300	39,626
		134,262
Mexico — 3.9%
America Movil SAB de CV, Series L ADR	5,108	84,537
Gentera SAB de CV	5,200	8,496
Gruma SAB de CV, B Shares	4,100	56,389
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	500	4,348
Kimberly-Clark de Mexico SAB de CV, A Shares	14,300	32,339
		186,109
Peru — 0.2%
Credicorp Ltd.	100	10,636
Philippines — 1.1%
Globe Telecom, Inc.	1,080	54,497
Poland — 2.3%
Energa SA	11,006	48,920
Polskie Gornictwo Naftowe i Gazownictwo SA	36,821	63,261
		112,181
Qatar — 1.0%
Barwa Real Estate Co.	4,134	48,488
Russia — 3.2%
Gazprom PAO ADR	13,381	54,011

MMC Norilsk Nickel PJSC ADR	3,340	47,997
Rosneft Oil Co. OJSC GDR	2,133	7,893
Tatneft PAO ADR	1,566	43,909
		153,810
South Africa — 7.8%
Coronation Fund Managers Ltd.	7,060	33,345
Growthpoint Properties Ltd.	11,365	21,058
MMI Holdings Ltd.	22,587	38,849
MTN Group Ltd.	5,666	72,945
Sappi Ltd.(1)	11,615	35,743
Sasol Ltd.	3,433	96,380
Standard Bank Group Ltd.	3,350	32,713
Vodacom Group Ltd.	3,976	39,517
		370,550
South Korea — 15.3%
BNK Financial Group, Inc.	4,284	49,712
CJ Corp.	237	52,640
Coway Co. Ltd.	579	41,032
Dongbu Insurance Co. Ltd.	247	12,778
Hanwha Corp.	1,079	35,574
Hyosung Corp.	527	50,391
Hyundai Engineering & Construction Co. Ltd.	1,053	30,611
Hyundai Motor Co.	145	20,168
Hyundai Steel Co.	450	19,682
Kangwon Land, Inc.	1,847	65,519
Kia Motors Corp.	383	17,373
Korea Electric Power Corp.	772	31,782
Lotte Chemical Corp.	175	40,197
LS Industrial Systems Co. Ltd.	1,085	41,412
NCSoft Corp.	24	3,848
Orion Corp.	22	17,559
Samsung Electronics Co. Ltd.	106	101,940
SK Hynix, Inc.	1,442	41,208
SK Telecom Co. Ltd.	265	58,697
		732,123
Taiwan — 12.3%
AU Optronics Corp.	60,000	17,644
Cathay Financial Holding Co. Ltd.	37,300	51,036
Cheng Shin Rubber Industry Co. Ltd.	25,000	40,869
Foxconn Technology Co. Ltd.	13,130	37,914
Fubon Financial Holding Co. Ltd.	51,000	79,664
Highwealth Construction Corp.	36,400	51,509
Hon Hai Precision Industry Co. Ltd.	30,954	80,967
Innolux Corp.	58,000	18,199
Inotera Memories, Inc.(1)	44,000	27,674
Mega Financial Holding Co. Ltd.	20,000	13,880
Pegatron Corp.	22,000	54,181
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,000	20,750
Wan Hai Lines Ltd.	71,000	44,745

Zhen Ding Technology Holding Ltd.	16,000	46,063
		585,095
Thailand — 1.0%
PTT Exploration & Production PCL	12,800	24,809
PTT PCL	3,800	25,225
		50,034
Turkey — 2.1%
Eregli Demir ve Celik Fabrikalari TAS	40,284	49,697
TAV Havalimanlari Holding AS	2,869	22,539
Turk Telekomunikasyon AS	13,927	27,463
		99,699
United Arab Emirates — 1.0%
Dubai Islamic Bank PJSC	25,909	47,491
TOTAL COMMON STOCKS (Cost $5,523,017)		4,377,276
EXCHANGE-TRADED FUNDS — 7.1%
iShares MSCI India ETF	8,261	236,017
iShares MSCI Emerging Markets ETF	3,160	103,585
TOTAL EXCHANGE-TRADED FUNDS (Cost $328,501)		339,602
TEMPORARY CASH INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost $18,152)	679	18,152
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $5,869,670)		4,735,030
OTHER ASSETS AND LIABILITIES — 0.8%		37,020
TOTAL NET ASSETS — 100.0%		$4,772,050

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	33.6%
Information Technology	11.8%
Telecommunication Services	10.7%
Energy	9.2%
Materials	6.7%
Consumer Discretionary	6.4%
Industrials	5.3%
Utilities	4.8%
Consumer Staples	3.2%
Exchange-Traded Funds	7.1%
Cash and Equivalents*	1.2%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	37,104	217,295	—
Chile	30,974	58,841	—
India	179,481	—	—
Mexico	84,537	101,572	—
Peru	10,636	—	—
Taiwan	20,750	564,345	—
Other Countries	—	3,071,741	—
Exchange-Traded Funds	339,602	—	—
Temporary Cash Investments	18,152	—	—
	721,236	4,013,794	—

3. Federal Tax Information

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,874,435
Gross tax appreciation of investments	$163,356
Gross tax depreciation of investments	(1,302,761)
Net tax appreciation (depreciation) of investments	$(1,139,405)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Equity Growth Fund
September 30, 2015

Equity Growth - Schedule of Investments
SEPTEMBER 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Aerospace and Defense — 3.9%
General Dynamics Corp.	219,818	30,323,893
Honeywell International, Inc.	417,994	39,579,852
Huntington Ingalls Industries, Inc.	60,689	6,502,827
Spirit AeroSystems Holdings, Inc., Class A(1)	494,583	23,908,142
Textron, Inc.	705,061	26,538,496
		126,853,210
Air Freight and Logistics — 1.0%
United Parcel Service, Inc., Class B	338,709	33,427,191
Airlines — 0.8%
United Continental Holdings, Inc.(1)	521,978	27,690,933
Auto Components — 0.4%
Goodyear Tire & Rubber Co. (The)	311,658	9,140,929
Johnson Controls, Inc.	77,971	3,224,881
		12,365,810
Banks — 4.7%
Bank of America Corp.	989,004	15,408,682
Citigroup, Inc.	1,091,352	54,141,973
JPMorgan Chase & Co.	1,013,403	61,787,181
Wells Fargo & Co.	415,649	21,343,576
		152,681,412
Beverages — 1.8%
Coca-Cola Co. (The)	89,153	3,576,818
PepsiCo, Inc.	577,883	54,494,367
		58,071,185
Biotechnology — 6.8%
AbbVie, Inc.	778,749	42,371,733
Amgen, Inc.	322,625	44,625,490
Biogen, Inc.(1)	125,854	36,725,456
Celgene Corp.(1)	359,437	38,880,300
Gilead Sciences, Inc.	544,831	53,496,956
United Therapeutics Corp.(1)	40,899	5,367,585
		221,467,520
Building Products — 0.7%
Owens Corning	553,981	23,217,344
Capital Markets — 2.7%
Affiliated Managers Group, Inc.(1)	59,322	10,143,469
Ameriprise Financial, Inc.	257,507	28,101,739
Franklin Resources, Inc.	646,268	24,079,946
Janus Capital Group, Inc.	99,414	1,352,030
Legg Mason, Inc.	598,594	24,907,496
		88,584,680

Chemicals — 2.6%
Cabot Corp.	633,512	19,993,639
Dow Chemical Co. (The)	798,869	33,872,045
LyondellBasell Industries NV, Class A	380,319	31,703,392
		85,569,076
Commercial Services and Supplies — 0.2%
Pitney Bowes, Inc.	406,896	8,076,886
Communications Equipment — 2.7%
Cisco Systems, Inc.	2,044,535	53,669,044
QUALCOMM, Inc.	634,286	34,080,187
		87,749,231
Consumer Finance — 0.1%
Credit Acceptance Corp.(1)	9,983	1,965,353
Containers and Packaging — 0.1%
Avery Dennison Corp.	47,330	2,677,458
Diversified Consumer Services — 0.7%
H&R Block, Inc.	609,980	22,081,276
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(1)	138,098	18,007,979
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	383,843	12,505,605
Verizon Communications, Inc.	257,516	11,204,521
		23,710,126
Electric Utilities — 1.0%
NextEra Energy, Inc.	333,698	32,552,240
Electrical Equipment — 0.4%
Rockwell Automation, Inc.	132,809	13,476,129
Electronic Equipment, Instruments and Components — 0.9%
Corning, Inc.	1,633,056	27,957,919
Energy Equipment and Services — 1.1%
Schlumberger Ltd.	514,839	35,508,446
Food and Staples Retailing — 3.8%
CVS Health Corp.	460,159	44,396,140
Kroger Co. (The)	919,346	33,160,810
Wal-Mart Stores, Inc.	694,741	45,047,007
		122,603,957
Food Products — 3.3%
Archer-Daniels-Midland Co.	640,882	26,564,559
Bunge Ltd.	280,183	20,537,414
Ingredion, Inc.	145,452	12,699,414
Pilgrim's Pride Corp.	1,058,961	22,005,210
Sanderson Farms, Inc.	17,367	1,190,855
Tyson Foods, Inc., Class A	566,315	24,408,176
		107,405,628
Health Care Equipment and Supplies — 2.0%
C.R. Bard, Inc.	24,465	4,558,074
St. Jude Medical, Inc.	458,817	28,946,765

Stryker Corp.	349,974	32,932,553
		66,437,392
Health Care Providers and Services — 3.5%
Aetna, Inc.	285,790	31,268,284
Express Scripts Holding Co.(1)	423,267	34,267,696
HCA Holdings, Inc.(1)	378,243	29,260,879
UnitedHealth Group, Inc.	161,921	18,784,455
		113,581,314
Hotels, Restaurants and Leisure — 2.0%
Brinker International, Inc.	487,110	25,656,084
Cracker Barrel Old Country Store, Inc.	72,957	10,745,107
Darden Restaurants, Inc.	400,797	27,470,626
		63,871,817
Household Durables — 0.4%
GoPro, Inc., Class A(1)	441,721	13,790,530
Household Products — 1.7%
Procter & Gamble Co. (The)	768,610	55,293,803
Industrial Conglomerates — 1.7%
3M Co.	215,903	30,608,568
Carlisle Cos., Inc.	31,261	2,731,586
General Electric Co.	871,858	21,988,259
		55,328,413
Insurance — 2.0%
Amtrust Financial Services, Inc.	176,667	11,126,488
Aspen Insurance Holdings Ltd.	135,269	6,285,950
Hanover Insurance Group, Inc. (The)	306,493	23,814,506
Progressive Corp. (The)	806,561	24,713,029
		65,939,973
Internet and Catalog Retail — 0.6%
Amazon.com, Inc.(1)	37,521	19,206,625
Internet Software and Services — 2.9%
eBay, Inc.(1)	1,177,767	28,784,625
Facebook, Inc., Class A(1)	126,211	11,346,369
Google, Inc., Class A(1)	85,778	54,758,102
		94,889,096
IT Services — 3.6%
Accenture plc, Class A	415,397	40,816,909
Amdocs Ltd.	362,646	20,627,304
International Business Machines Corp.	345,858	50,139,034
PayPal Holdings, Inc.(1)	214,513	6,658,484
		118,241,731
Life Sciences Tools and Services — 0.1%
Bio-Rad Laboratories, Inc., Class A(1)	31,420	4,220,020
Machinery — 3.3%
Caterpillar, Inc.	459,901	30,059,129
Cummins, Inc.	241,557	26,228,259
PACCAR, Inc.	437,965	22,848,634
Stanley Black & Decker, Inc.	301,859	29,274,286
		108,410,308

Media — 2.8%
Comcast Corp., Class A	623,552	35,467,638
Scripps Networks Interactive, Inc., Class A	170,951	8,409,080
Twenty-First Century Fox, Inc.	1,242,633	33,526,238
Viacom, Inc., Class B	279,691	12,068,667
Walt Disney Co. (The)	20,012	2,045,226
		91,516,849
Metals and Mining — 0.4%
Alcoa, Inc.	1,490,792	14,401,051
Multi-Utilities — 0.2%
Public Service Enterprise Group, Inc.	127,828	5,389,228
Multiline Retail — 2.6%
Big Lots, Inc.	589,193	28,234,129
Kohl's Corp.	391,382	18,124,900
Target Corp.	479,854	37,745,316
		84,104,345
Oil, Gas and Consumable Fuels — 3.4%
Chevron Corp.	27,439	2,164,388
CVR Energy, Inc.	231,373	9,497,862
EOG Resources, Inc.	29,991	2,183,345
Exxon Mobil Corp.	461,217	34,291,484
Marathon Petroleum Corp.	83,501	3,868,601
Murphy Oil Corp.	521,889	12,629,714
Tesoro Corp.	155,587	15,129,280
Valero Energy Corp.	519,452	31,219,065
		110,983,739
Pharmaceuticals — 4.6%
Johnson & Johnson	365,504	34,119,798
Merck & Co., Inc.	853,140	42,136,585
Mylan NV(1)	185,979	7,487,514
Pfizer, Inc.	2,071,565	65,067,857
		148,811,754
Real Estate Investment Trusts (REITs) — 2.2%
Hospitality Properties Trust	405,407	10,370,311
Lamar Advertising Co., Class A	476,101	24,842,950
Plum Creek Timber Co., Inc.	186,853	7,382,562
RLJ Lodging Trust	474,795	11,998,070
Ryman Hospitality Properties, Inc.	314,517	15,483,672
		70,077,565
Real Estate Management and Development — 1.2%
CBRE Group, Inc.(1)	514,253	16,456,096
Jones Lang LaSalle, Inc.	165,763	23,831,746
		40,287,842
Semiconductors and Semiconductor Equipment — 3.1%
Analog Devices, Inc.	246,837	13,924,075
Intel Corp.	1,859,630	56,049,248
Texas Instruments, Inc.	614,011	30,405,825
		100,379,148

Software — 5.0%
Activision Blizzard, Inc.	196,145	6,058,919
Microsoft Corp.	1,892,413	83,758,200
Oracle Corp.	1,330,494	48,057,443
Synopsys, Inc.(1)	513,990	23,736,058
		161,610,620
Specialty Retail — 2.5%
Best Buy Co., Inc.	405,066	15,036,050
Foot Locker, Inc.	373,700	26,895,189
Lowe's Cos., Inc.	590,480	40,695,882
		82,627,121
Technology Hardware, Storage and Peripherals — 4.6%
Apple, Inc.	1,122,532	123,815,280
EMC Corp.	278,812	6,736,098
Western Digital Corp.	253,753	20,158,138
		150,709,516
Textiles, Apparel and Luxury Goods — 0.7%
NIKE, Inc., Class B	161,212	19,824,240
Wolverine World Wide, Inc.	80,628	1,744,790
		21,569,030
Thrifts and Mortgage Finance — 0.4%
Essent Group Ltd.(1)	545,034	13,544,095
Tobacco — 0.7%
Philip Morris International, Inc.	268,456	21,296,614
TOTAL COMMON STOCKS (Cost $3,051,608,153)		3,230,220,528
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 8/15/24, valued at $17,978,650), at 0.01%, dated 9/30/15, due 10/1/15 (Delivery value $17,625,005)		17,625,000
State Street Institutional Liquid Reserves Fund, Premier Class	6,582,733	6,582,733
TOTAL TEMPORARY CASH INVESTMENTS (Cost $24,207,733)		24,207,733
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $3,075,815,886)		3,254,428,261
OTHER ASSETS AND LIABILITIES — 0.1%		3,277,793
TOTAL NET ASSETS — 100.0%		$3,257,706,054

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	3,230,220,528	—	—
Temporary Cash Investments	6,582,733	17,625,000	—
	3,236,803,261	17,625,000	—

3. Federal Tax Information

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,079,735,530
Gross tax appreciation of investments	$390,155,488
Gross tax depreciation of investments	(215,462,757)
Net tax appreciation (depreciation) of investments	$174,692,731

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Gold Fund
September 30, 2015

Global Gold - Schedule of Investments
SEPTEMBER 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.6%
Australia — 5.7%
Newcrest Mining Ltd.(1)	1,450,313	13,126,472
Northern Star Resources Ltd.	369,800	701,156
		13,827,628
Canada — 64.7%
Agnico-Eagle Mines Ltd.	470,766	11,934,068
Agnico-Eagle Mines Ltd. New York Shares	202,700	5,132,364
Alacer Gold Corp.(1)	629,000	1,418,726
Alamos Gold, Inc., Class A	747,600	2,767,437
ATAC Resources Ltd.(1)	2,073,300	652,519
B2Gold Corp.(1)	2,780,182	2,937,472
Barrick Gold Corp.	1,679,612	10,682,332
Continental Gold, Inc.(1)	621,000	767,816
Detour Gold Corp.(1)	836,501	8,919,752
Eldorado Gold Corp.	2,221,400	7,124,460
First Majestic Silver Corp.(1)	102,400	327,649
Franco-Nevada Corp.	436,094	19,218,200
GoGold Resources, Inc.(1)	5,697,425	5,336,666
Gold Standard Ventures Corp.(1)(2)	3,100,000	1,178,000
Gold Standard Ventures Corp. (Acquired 2/25/14, Cost $3,843,794)(1)(2)(3)	5,918,108	2,261,697
Goldcorp, Inc.	1,294,976	16,234,506
Goldcorp, Inc. New York Shares	39,500	494,540
Guyana Goldfields, Inc.(1)	1,621,621	4,350,246
IAMGOLD Corp.(1)	341,519	557,895
Kinross Gold Corp.(1)	930,152	1,617,050
Kinross Gold Corp. New York Shares(1)	996,657	1,714,250
MAG Silver Corp.(1)	390,500	2,779,880
Nevsun Resources Ltd.	220,400	645,758
New Gold, Inc.(1)	1,764,300	3,979,425
OceanaGold Corp.	322,300	470,952
Osisko Gold Royalties Ltd.	508,790	5,375,750
Pan American Silver Corp.	96,870	615,555
Pan American Silver Corp. NASDAQ Shares	145,300	922,655
Premier Gold Mines Ltd.(1)	2,398,800	4,044,436
Pretium Resources, Inc.(1)	143,400	868,244
Primero Mining Corp.(1)	786,212	1,838,128
Romarco Minerals, Inc.(1)	5,903,126	2,079,033
Roxgold, Inc.(1)	4,969,200	2,085,239
Sandstorm Gold Ltd.(1)	603,807	1,606,231
SEMAFO, Inc.(1)	1,463,100	3,168,497
Silver Wheaton Corp.	825,100	9,909,451
Tahoe Resources, Inc.	375,300	2,899,470
Torex Gold Resources, Inc.(1)	3,147,390	2,948,099
Yamana Gold, Inc.	1,966,822	3,316,111
Yamana Gold, Inc. New York Shares	1,252,081	2,128,538
		157,309,097

China — 1.2%
Zhaojin Mining Industry Co. Ltd.	1,406,500	740,128
Zijin Mining Group Co. Ltd., H Shares	7,992,000	2,109,158
		2,849,286
Hong Kong — 0.3%
G-Resources Group Ltd.	24,249,000	633,680
Peru — 1.9%
Cia de Minas Buenaventura SA ADR	784,700	4,676,812
South Africa — 5.5%
AngloGold Ashanti Ltd.(1)	435,302	3,565,088
AngloGold Ashanti Ltd. ADR(1)	517,376	4,237,309
Gold Fields Ltd.	1,566,410	4,124,315
Harmony Gold Mining Co. Ltd.(1)	773,950	466,878
Sibanye Gold Ltd. ADR	191,300	887,632
		13,281,222
United Kingdom — 8.1%
Fresnillo plc	200,203	1,794,731
Randgold Resources Ltd. ADR	302,500	17,874,725
		19,669,456
United States — 11.2%
Coeur Mining, Inc.(1)	225,959	637,204
Hecla Mining Co.	650,175	1,280,845
Newmont Mining Corp.	694,314	11,157,626
Royal Gold, Inc.	300,921	14,137,269
		27,212,944
TOTAL COMMON STOCKS (Cost $294,332,730)		239,460,125
WARRANTS†
Canada†
Sandstorm Gold Ltd.(1)	115,000	15,512
Gold Standard Ventures Corp. (Acquired 2/25/14, Cost $ —)(1)(2)(3)	2,959,054	22,174
TOTAL WARRANTS (Cost $—)		37,686
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $2,205,469), at 0.01%, dated 9/30/15, due 10/1/15 (Delivery value $2,158,001)		2,158,000
State Street Institutional Liquid Reserves Fund, Premier Class	806,562	806,562
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,964,562)		2,964,562
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $297,297,292)		242,462,373
OTHER ASSETS AND LIABILITIES — 0.2%		591,207
TOTAL NET ASSETS — 100.0%		$243,053,580

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(3)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $2,283,871, which represented 0.9% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Canada	32,162,130	125,146,967	—
Peru	4,676,812	—	—
South Africa	5,124,941	8,156,281	—
United Kingdom	17,874,725	1,794,731	—
United States	27,212,944	—	—
Other Countries	—	17,310,594	—
Warrants	—	37,686	—
Temporary Cash Investments	806,562	2,158,000	—
	87,858,114	154,604,259	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended September 30, 2015 follows:

Company	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Ending Value
Gold Standard Ventures Corp.(1)(2)(3)	$4,596,663	—	—	—	—	$3,461,871

(1) Includes all common stock and warrants of the issuer held by the fund.
(2) Non-income producing.
(3) A portion has been deemed restricted.

4. Federal Tax Information

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$316,066,623
Gross tax appreciation of investments	$41,204,522
Gross tax depreciation of investments	(114,808,772)
Net tax appreciation (depreciation) of investments	$(73,604,250)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Income & Growth Fund
September 30, 2015

Income & Growth - Schedule of Investments
SEPTEMBER 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Aerospace and Defense — 2.7%
General Dynamics Corp.	114,207	15,754,856
Honeywell International, Inc.	252,899	23,947,006
United Technologies Corp.	106,962	9,518,548
		49,220,410
Air Freight and Logistics — 1.1%
United Parcel Service, Inc., Class B	202,678	20,002,292
Auto Components — 0.1%
Johnson Controls, Inc.	35,980	1,488,133
Automobiles — 1.4%
Ford Motor Co.	1,433,743	19,455,893
General Motors Co.	149,723	4,494,684
Thor Industries, Inc.	19,842	1,027,816
		24,978,393
Banks — 3.9%
Bank of America Corp.	184,141	2,868,917
Citigroup, Inc.	354,732	17,598,254
JPMorgan Chase & Co.	616,271	37,574,043
Wells Fargo & Co.	243,572	12,507,422
		70,548,636
Beverages — 1.8%
Coca-Cola Co. (The)	58,026	2,328,003
PepsiCo, Inc.	331,030	31,216,129
		33,544,132
Biotechnology — 5.6%
AbbVie, Inc.	428,045	23,289,929
Amgen, Inc.	196,694	27,206,714
Biogen, Inc.(1)	72,451	21,141,926
Gilead Sciences, Inc.	302,943	29,745,973
		101,384,542
Capital Markets — 3.5%
Ameriprise Financial, Inc.	145,586	15,887,800
Franklin Resources, Inc.	406,408	15,142,762
Legg Mason, Inc.	296,547	12,339,321
NorthStar Asset Management Group, Inc.	169,342	2,431,751
T. Rowe Price Group, Inc.	100,778	7,004,071
Waddell & Reed Financial, Inc., Class A	328,114	11,408,524
		64,214,229
Chemicals — 1.8%
Dow Chemical Co. (The)	486,470	20,626,328
Potash Corp. of Saskatchewan, Inc.	628,040	12,906,222
		33,532,550

Commercial Services and Supplies — 0.9%
Pitney Bowes, Inc.	733,724	14,564,421
Waste Management, Inc.	45,655	2,274,076
		16,838,497
Communications Equipment — 2.9%
Cisco Systems, Inc.	1,123,205	29,484,131
QUALCOMM, Inc.	430,130	23,110,885
		52,595,016
Containers and Packaging†
Avery Dennison Corp.	6,703	379,189
Diversified Consumer Services — 0.3%
H&R Block, Inc.	166,832	6,039,318
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(1)	85,040	11,089,216
Diversified Telecommunication Services — 3.8%
AT&T, Inc.	1,071,404	34,906,342
Verizon Communications, Inc.	793,439	34,522,531
		69,428,873
Electric Utilities — 2.2%
Entergy Corp.	242,409	15,780,826
NextEra Energy, Inc.	192,756	18,803,348
PPL Corp.	192,783	6,340,633
		40,924,807
Electrical Equipment — 0.8%
Rockwell Automation, Inc.	146,075	14,822,230
Electronic Equipment, Instruments and Components — 0.9%
Corning, Inc.	962,954	16,485,773
Energy Equipment and Services — 1.2%
Noble Corp. plc	1,203,313	13,128,145
Schlumberger Ltd.	135,879	9,371,574
		22,499,719
Food and Staples Retailing — 1.4%
Wal-Mart Stores, Inc.	391,366	25,376,171
Food Products — 1.3%
Archer-Daniels-Midland Co.	28,571	1,184,268
Bunge Ltd.	144,400	10,584,520
ConAgra Foods, Inc.	292,762	11,859,789
		23,628,577
Health Care Equipment and Supplies — 2.0%
St. Jude Medical, Inc.	285,198	17,993,142
Stryker Corp.	195,798	18,424,592
		36,417,734
Health Care Providers and Services — 2.3%
Aetna, Inc.	184,917	20,231,769
Anthem, Inc.	28,693	4,017,020
UnitedHealth Group, Inc.	145,446	16,873,190
		41,121,979

Hotels, Restaurants and Leisure — 2.2%
Brinker International, Inc.	14,363	756,499
Darden Restaurants, Inc.	266,374	18,257,274
Las Vegas Sands Corp.	305,393	11,595,772
McDonald's Corp.	94,515	9,312,563
		39,922,108
Household Durables — 1.6%
Garmin Ltd.	385,595	13,835,149
GoPro, Inc., Class A(1)	56,350	1,759,247
Tupperware Brands Corp.	273,550	13,537,989
		29,132,385
Household Products — 2.0%
Clorox Co. (The)	40,148	4,638,298
Procter & Gamble Co. (The)	435,055	31,297,857
		35,936,155
Industrial Conglomerates — 2.1%
3M Co.	174,088	24,680,456
General Electric Co.	515,607	13,003,608
		37,684,064
Insurance — 0.8%
Progressive Corp. (The)	461,289	14,133,895
Internet and Catalog Retail — 0.4%
Amazon.com, Inc.(1)	13,093	6,702,176
Internet Software and Services — 1.5%
Facebook, Inc., Class A(1)	60,130	5,405,687
Google, Inc., Class A(1)	16,854	10,759,088
Google, Inc., Class C(1)	16,900	10,282,298
		26,447,073
IT Services — 3.1%
Accenture plc, Class A	214,316	21,058,690
International Business Machines Corp.	208,802	30,270,026
Western Union Co. (The)	279,265	5,127,306
		56,456,022
Leisure Products — 0.8%
Mattel, Inc.	664,648	13,997,487
Machinery — 2.9%
Caterpillar, Inc.	263,674	17,233,733
Cummins, Inc.	134,697	14,625,400
PACCAR, Inc.	60,746	3,169,119
Stanley Black & Decker, Inc.	187,057	18,140,788
		53,169,040
Media — 1.1%
Comcast Corp., Class A	17,867	1,016,275
Viacom, Inc., Class B	398,027	17,174,865
Walt Disney Co. (The)	14,651	1,497,332
		19,688,472
Metals and Mining — 0.1%
Nucor Corp.	62,442	2,344,697

Multi-Utilities — 1.0%
Public Service Enterprise Group, Inc.	438,208	18,474,849
Multiline Retail — 1.8%
Kohl's Corp.	267,750	12,399,503
Target Corp.	268,511	21,121,075
		33,520,578
Oil, Gas and Consumable Fuels — 3.3%
Chevron Corp.	60,997	4,811,444
Exxon Mobil Corp.	262,392	19,508,845
Marathon Petroleum Corp.	180,755	8,374,379
Murphy Oil Corp.	382,401	9,254,104
Valero Energy Corp.	289,176	17,379,478
		59,328,250
Paper and Forest Products — 1.6%
Domtar Corp.	408,292	14,596,439
International Paper Co.	365,917	13,828,003
		28,424,442
Pharmaceuticals — 6.1%
Johnson & Johnson	483,222	45,108,774
Merck & Co., Inc.	640,893	31,653,705
Pfizer, Inc.	1,107,714	34,793,297
		111,555,776
Real Estate Investment Trusts (REITs) — 3.9%
Digital Realty Trust, Inc.	5,573	364,028
HCP, Inc.	85,137	3,171,353
Hospitality Properties Trust	560,643	14,341,248
Liberty Property Trust	138,180	4,354,052
Mid-America Apartment Communities, Inc.	182,063	14,905,498
Plum Creek Timber Co., Inc.	398,339	15,738,374
Public Storage	84,640	17,912,363
		70,786,916
Semiconductors and Semiconductor Equipment — 4.8%
Analog Devices, Inc.	280,750	15,837,108
Applied Materials, Inc.	303,589	4,459,722
Intel Corp.	1,053,676	31,757,795
Intersil Corp., Class A	199,926	2,339,134
Marvell Technology Group Ltd.	671,941	6,081,066
Teradyne, Inc.	438,913	7,904,823
Texas Instruments, Inc.	368,587	18,252,428
		86,632,076
Software — 4.7%
CA, Inc.	560,156	15,292,259
Microsoft Corp.	1,209,835	53,547,297
Oracle Corp.	151,857	5,485,075
Symantec Corp.	582,322	11,337,809
		85,662,440
Specialty Retail — 2.2%
American Eagle Outfitters, Inc.	503,935	7,876,504
Best Buy Co., Inc.	147,890	5,489,677

DSW, Inc., Class A	164,320	4,158,939
Lowe's Cos., Inc.	333,056	22,954,220
		40,479,340
Technology Hardware, Storage and Peripherals — 6.5%
Apple, Inc.	751,418	82,881,405
EMC Corp.	535,894	12,947,199
Seagate Technology plc	358,617	16,066,042
Western Digital Corp.	83,139	6,604,562
		118,499,208
Textiles, Apparel and Luxury Goods — 0.3%
Coach, Inc.	199,475	5,770,812
Thrifts and Mortgage Finance — 0.1%
Essent Group Ltd.(1)	41,744	1,037,338
Tobacco — 1.5%
Philip Morris International, Inc.	348,487	27,645,474
TOTAL COMMON STOCKS (Cost $1,623,202,963)		1,799,991,489
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $10,168,744), at 0.01%, dated 9/30/15, due 10/1/15 (Delivery value $9,968,003)		9,968,000
State Street Institutional Liquid Reserves Fund, Premier Class	3,724,725	3,724,725
TOTAL TEMPORARY CASH INVESTMENTS (Cost $13,692,725)		13,692,725
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $1,636,895,688)		1,813,684,214
OTHER ASSETS AND LIABILITIES — 0.4%		6,917,178
TOTAL NET ASSETS — 100.0%		$1,820,601,392

NOTES TO SCHEDULE OF INVESTMENTS
†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,799,991,489	—	—
Temporary Cash Investments	3,724,725	9,968,000	—
	1,803,716,214	9,968,000	—

3. Federal Tax Information

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,640,057,764
Gross tax appreciation of investments	$311,508,114
Gross tax depreciation of investments	(137,881,664)
Net tax appreciation (depreciation) of investments	$173,626,450

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Core Equity Fund
September 30, 2015

International Core Equity - Schedule of Investments
SEPTEMBER 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Australia — 4.0%
Australia & New Zealand Banking Group Ltd.	9,918	189,998
BHP Billiton Ltd.	1,733	27,332
CIMIC Group Ltd.	5,688	94,062
Commonwealth Bank of Australia	355	18,266
Qantas Airways Ltd.(1)	42,443	111,130
Telstra Corp. Ltd.	68,838	271,755
Westpac Banking Corp.	9,528	200,295
Woodside Petroleum Ltd.	14,952	305,715
		1,218,553
Belgium — 1.9%
bpost SA	10,123	240,357
KBC Groep NV	5,332	336,233
		576,590
Denmark — 2.8%
Bavarian Nordic A/S(1)	910	36,096
Novo Nordisk A/S, B Shares	6,255	336,671
Pandora A/S	1,332	155,839
Vestas Wind Systems A/S	6,524	340,008
		868,614
France — 7.6%
AXA SA	13,452	326,576
Cie Generale des Etablissements Michelin, Class B	1,754	160,056
Eutelsat Communications SA	2,584	79,296
Faurecia	4,483	139,740
Metropole Television SA	12,317	235,569
Orange SA	17,324	261,993
Peugeot SA(1)	18,667	282,008
Safran SA	5,071	382,622
Sanofi	2,869	273,317
Valeo SA	1,084	146,796
Veolia Environnement SA	845	19,364
		2,307,337
Germany — 9.8%
Allianz SE	635	99,527
Bayer AG	1,109	141,739
Continental AG	814	172,910
Deutsche Telekom AG	27,832	494,075
Deutsche Wohnen AG	1,205	32,204
Dialog Semiconductor plc(1)	6,107	244,362
Duerr AG	4,064	285,269
E.ON SE	13,614	116,793
Merck KGaA	3,903	345,535

Metro AG	10,909	300,944
Muenchener Rueckversicherungs-Gesellschaft AG	200	37,259
Nordex SE(1)	7,041	192,295
ProSiebenSat.1 Media SE	7,514	367,959
Salzgitter AG	6,175	153,082
		2,983,953
Hong Kong — 3.6%
BOC Hong Kong Holdings Ltd.	84,500	249,962
CK Hutchison Holdings Ltd.	6,500	84,648
Hang Seng Bank Ltd.	12,500	225,622
Link REIT	50,000	275,609
WH Group Ltd.(1)	526,000	262,028
		1,097,869
Israel — 1.3%
Bank Hapoalim BM	59,091	297,458
Teva Pharmaceutical Industries Ltd.	1,642	92,843
		390,301
Italy — 2.8%
Enel SpA	23,237	103,902
Eni SpA	25,223	396,867
Fiat Chrysler Automobiles NV(1)	26,030	339,283
		840,052
Japan — 22.5%
Alfresa Holdings Corp.	5,400	92,449
Alps Electric Co. Ltd.	1,000	28,375
Canon, Inc.	12,500	362,138
Central Japan Railway Co.	2,300	371,968
Daicel Corp.	3,200	39,364
DeNA Co. Ltd.	2,100	39,208
Eisai Co. Ltd.	2,000	118,628
Fuji Heavy Industries Ltd.	9,100	329,299
FUJIFILM Holdings Corp.	8,400	315,175
Iida Group Holdings Co. Ltd.	3,900	61,085
ITOCHU Corp.	20,000	212,136
Jafco Co. Ltd.	3,000	119,118
Japan Airlines Co. Ltd.	10,500	370,675
Japan Tobacco, Inc.	7,300	227,087
JX Holdings, Inc.	84,400	305,543
KDDI Corp.	11,000	246,338
Mitsubishi Chemical Holdings Corp.	23,500	123,263
Mitsubishi Tanabe Pharma Corp.	7,400	130,254
Mitsubishi UFJ Financial Group, Inc.	2,300	13,901
Murata Manufacturing Co. Ltd.	1,000	129,868
Nexon Co. Ltd.	9,500	127,241
Nippon Telegraph & Telephone Corp.	8,700	305,541
Nitto Denko Corp.	2,800	168,171
NOK Corp.	2,100	45,465
NTT Data Corp.	2,800	141,381
NTT DoCoMo, Inc.	7,100	119,036

ORIX Corp.	6,200	80,199
Otsuka Corp.	2,500	122,058
Panasonic Corp.	21,100	214,209
San-A Co. Ltd.	3,000	131,695
Sankyu, Inc.	21,000	101,945
Sony Corp.	16,500	403,449
Sumitomo Chemical Co. Ltd.	27,000	137,146
Sumitomo Mitsui Financial Group, Inc.	11,200	426,356
Teijin Ltd.	42,000	127,865
Tokio Marine Holdings, Inc.	1,900	71,106
Tokyo Electric Power Co., Inc.(1)	30,900	207,350
Toyota Motor Corp.	1,900	111,747
Yamazaki Baking Co. Ltd.	12,000	185,151
		6,862,983
Netherlands — 3.7%
Boskalis Westminster NV	3,290	144,025
Heineken Holding NV	1,681	119,862
ING Groep NV CVA	32,384	459,713
Koninklijke Ahold NV	18,763	366,205
Unilever NV CVA	819	32,960
		1,122,765
New Zealand — 0.6%
Meridian Energy Ltd.	129,215	174,118
Norway — 0.7%
TGS Nopec Geophysical Co. ASA	11,781	217,764
Portugal — 1.0%
EDP - Energias de Portugal SA	81,474	298,649
Singapore — 1.6%
Oversea-Chinese Banking Corp. Ltd.	8,900	55,104
United Overseas Bank Ltd.	20,600	268,753
Wilmar International Ltd.	95,000	172,192
		496,049
Spain — 2.0%
Almirall SA	5,347	95,422
Banco Santander SA	51,238	272,826
Gamesa Corp. Tecnologica SA	4,620	64,050
Mapfre SA	17,356	45,347
Telefonica SA	10,780	130,657
		608,302
Sweden — 4.0%
Atlas Copco AB, A Shares	3,918	94,455
Axfood AB	6,119	100,981
Boliden AB	2,319	36,305
Electrolux AB	3,826	108,250
Investment AB Kinnevik, B Shares	9,704	277,823
Investor AB, B Shares	10,021	344,901
Peab AB	36,179	251,185
		1,213,900

Switzerland — 8.4%
Nestle SA	3,804	286,466
Novartis AG	7,780	716,653
Roche Holding AG	2,934	775,615
Swiss Reinsurance Co.	4,913	422,318
Zurich Insurance Group AG	1,470	361,650
		2,562,702
United Kingdom — 20.8%
AstraZeneca plc	7,766	492,856
Aviva plc	45,971	315,134
Berkeley Group Holdings plc	3,017	152,759
BHP Billiton plc	19,854	303,094
BP plc	29,489	149,470
British American Tobacco plc	1,586	87,653
British Land Co. plc (The)	9,051	115,077
BT Group plc	19,649	125,033
Debenhams plc	118,396	141,760
Direct Line Insurance Group plc	55,781	317,021
Experian plc	5,837	93,678
Go-Ahead Group plc	7,947	295,695
HSBC Holdings plc	50,739	383,830
Imperial Tobacco Group plc	9,177	474,985
Investec plc	14,295	109,576
Land Securities Group plc	19,056	363,778
Legal & General Group plc	93,313	336,961
Lloyds Banking Group plc	97,680	111,353
Marks & Spencer Group plc	43,387	329,700
Moneysupermarket.com Group plc	19,787	101,383
Reckitt Benckiser Group plc	1,434	130,166
Rio Tinto plc	6,505	218,235
Royal Dutch Shell plc, B Shares	9,226	218,837
Segro plc	50,151	326,154
Shire plc	629	42,932
Sky plc	23,089	365,363
WM Morrison Supermarkets plc	97,884	246,597
		6,349,080
TOTAL COMMON STOCKS (Cost $32,415,697)		30,189,581
EXCHANGE-TRADED FUNDS — 0.6%
iShares MSCI Japan ETF (Cost $212,186)	17,412	199,019
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $32,627,883)		30,388,600
OTHER ASSETS AND LIABILITIES — 0.3%		79,628
TOTAL NET ASSETS — 100.0%		$30,468,228

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	26.4%
Consumer Discretionary	14.4%
Health Care	12.0%
Industrials	11.9%
Consumer Staples	10.0%
Telecommunication Services	6.4%
Information Technology	5.2%
Energy	5.2%
Materials	4.4%
Utilities	3.2%
Exchange-Traded Funds	0.6%
Other Assets and Liabilities	0.3%

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	—	30,189,581	—
Exchange-Traded Funds	199,019	—	—
	199,019	30,189,581	—

3. Federal Tax Information

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$32,665,260
Gross tax appreciation of investments	$1,025,169
Gross tax depreciation of investments	(3,301,829)
Net tax appreciation (depreciation) of investments	$(2,276,660)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Core Equity Plus Fund
September 30, 2015

NT Core Equity Plus - Schedule of Investments
SEPTEMBER 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 126.2%
Aerospace and Defense — 4.0%
Boeing Co. (The)(1)	9,797	1,282,917
Honeywell International, Inc.(1)	54,981	5,206,151
Huntington Ingalls Industries, Inc.	30,798	3,300,006
Spirit AeroSystems Holdings, Inc., Class A(1)(2)	65,310	3,157,085
Textron, Inc.(1)	95,257	3,585,474
Triumph Group, Inc.(1)	23,617	993,803
United Technologies Corp.	7,821	695,991
		18,221,427
Air Freight and Logistics — 1.2%
United Parcel Service, Inc., Class B(1)	53,041	5,234,616
Airlines — 0.8%
United Continental Holdings, Inc.(1)(2)	71,244	3,779,494
Auto Components — 0.1%
Delphi Automotive plc	5,700	433,428
Automobiles — 0.1%
Ford Motor Co.	27,105	367,815
Banks — 4.4%
Bank of America Corp.(1)	492,495	7,673,072
Citigroup, Inc.(1)	150,516	7,467,099
JPMorgan Chase & Co.(1)	40,820	2,488,795
Wells Fargo & Co.(1)	48,390	2,484,827
		20,113,793
Beverages — 2.4%
Coca-Cola Co. (The)(1)	14,392	577,407
Dr Pepper Snapple Group, Inc.(1)	32,018	2,531,023
PepsiCo, Inc.(1)	80,901	7,628,964
		10,737,394
Biotechnology — 5.0%
AbbVie, Inc.(1)	102,814	5,594,110
Amgen, Inc.(1)	27,411	3,791,490
Biogen, Inc.(1)(2)	9,950	2,903,510
Celgene Corp.(1)(2)	30,848	3,336,828
Gilead Sciences, Inc.(1)	49,507	4,861,092
Medivation, Inc.(2)	25,606	1,088,255
United Therapeutics Corp.(1)(2)	6,731	883,376
		22,458,661
Building Products — 1.2%
Owens Corning(1)	65,371	2,739,699
USG Corp.(1)(2)	101,962	2,714,228
		5,453,927
Capital Markets — 3.9%
Affiliated Managers Group, Inc.(2)	9,079	1,552,418
Ameriprise Financial, Inc.(1)	33,166	3,619,406
Artisan Partners Asset Management, Inc., Class A(1)	71,096	2,504,712
Evercore Partners, Inc., Class A(1)	36,474	1,832,454

Franklin Resources, Inc.(1)	92,008	3,428,218
Legg Mason, Inc.(1)	78,007	3,245,871
Waddell & Reed Financial, Inc., Class A	36,053	1,253,563
		17,436,642
Chemicals — 3.2%
Cabot Corp.(1)	97,383	3,073,407
Dow Chemical Co. (The)(1)	103,446	4,386,110
LyondellBasell Industries NV, Class A(1)	50,793	4,234,105
Minerals Technologies, Inc.	58,757	2,829,737
		14,523,359
Commercial Services and Supplies — 2.6%
Deluxe Corp.(1)	52,754	2,940,508
Herman Miller, Inc.(1)	127,642	3,681,195
Pitney Bowes, Inc.(1)	149,730	2,972,141
Waste Management, Inc.(1)	39,622	1,973,572
		11,567,416
Communications Equipment — 3.6%
Brocade Communications Systems, Inc.(1)	340,479	3,534,172
Cisco Systems, Inc.(1)	278,630	7,314,037
QUALCOMM, Inc.(1)	97,352	5,230,723
		16,078,932
Consumer Finance — 0.8%
Credit Acceptance Corp.(2)	18,806	3,702,337
Containers and Packaging — 0.2%
Berry Plastics Group, Inc.(1)(2)	35,625	1,071,244
Diversified Consumer Services — 0.9%
H&R Block, Inc.(1)	118,702	4,297,012
Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(1)(2)	15,142	1,974,517
Diversified Telecommunication Services — 1.2%
AT&T, Inc.(1)	48,056	1,565,665
Verizon Communications, Inc.(1)	86,412	3,759,786
		5,325,451
Electric Utilities — 0.8%
Entergy Corp.(1)	20,700	1,347,570
NextEra Energy, Inc.	22,021	2,148,149
		3,495,719
Electrical Equipment — 0.9%
Eaton Corp. plc	10,690	548,397
Rockwell Automation, Inc.(1)	32,600	3,307,922
		3,856,319
Electronic Equipment, Instruments and Components — 0.8%
Corning, Inc.(1)	206,444	3,534,321
Energy Equipment and Services — 2.2%
Baker Hughes, Inc.	4,456	231,890
Cameron International Corp.(2)	34,042	2,087,455
Dril-Quip, Inc.(1)(2)	34,877	2,030,539
FMC Technologies, Inc.(2)	17,655	547,305
Schlumberger Ltd.(1)	75,207	5,187,027
		10,084,216
Food and Staples Retailing — 3.3%
CVS Health Corp.(1)	65,835	6,351,761

Kroger Co. (The)	17,497	631,117
SUPERVALU, Inc.(1)(2)	229,453	1,647,472
Wal-Mart Stores, Inc.(1)	95,706	6,205,577
		14,835,927
Food Products — 4.5%
Archer-Daniels-Midland Co.(1)	94,809	3,929,833
Bunge Ltd.(1)	43,100	3,159,230
ConAgra Foods, Inc.(1)	62,577	2,534,994
Dean Foods Co.(1)	212,174	3,505,114
Ingredion, Inc.	10,305	899,730
Pilgrim's Pride Corp.(1)	123,092	2,557,852
Seaboard Corp.(1)(2)	453	1,394,787
Tyson Foods, Inc., Class A	53,327	2,298,394
		20,279,934
Health Care Equipment and Supplies — 3.6%
Boston Scientific Corp.(2)	27,474	450,848
C.R. Bard, Inc.	19,960	3,718,748
DENTSPLY International, Inc.(1)	58,024	2,934,274
Hologic, Inc.(2)	24,479	957,863
St. Jude Medical, Inc.(1)	62,503	3,943,314
Stryker Corp.(1)	46,537	4,379,132
		16,384,179
Health Care Providers and Services — 4.7%
Aetna, Inc.(1)	41,941	4,588,765
Express Scripts Holding Co.(1)(2)	57,391	4,646,376
HCA Holdings, Inc.(1)(2)	55,926	4,326,435
Health Net, Inc.(1)(2)	38,674	2,328,948
Molina Healthcare, Inc.(2)	25,852	1,779,910
UnitedHealth Group, Inc.(1)	31,995	3,711,740
		21,382,174
Health Care Technology — 0.7%
Allscripts Healthcare Solutions, Inc.(1)(2)	130,581	1,619,205
Cerner Corp.(1)(2)	28,141	1,687,334
		3,306,539
Hotels, Restaurants and Leisure — 5.0%
Brinker International, Inc.(1)	67,896	3,576,082
Cracker Barrel Old Country Store, Inc.	26,368	3,883,479
Darden Restaurants, Inc.(1)	54,739	3,751,811
Diamond Resorts International, Inc.(1)(2)	119,560	2,796,508
Las Vegas Sands Corp.(1)	67,281	2,554,660
Marriott Vacations Worldwide Corp.	44,813	3,053,558
SeaWorld Entertainment, Inc.	30,884	550,044
Vail Resorts, Inc.	24,086	2,521,323
		22,687,465
Household Durables — 2.0%
Garmin Ltd.	53,052	1,903,506
GoPro, Inc., Class A(2)	83,398	2,603,685
Harman International Industries, Inc.	20,516	1,969,331
Helen of Troy Ltd.(2)	28,007	2,501,025
		8,977,547
Household Products — 1.9%
Procter & Gamble Co. (The)(1)	120,036	8,635,390

Industrial Conglomerates — 2.9%
3M Co.(1)	40,398	5,727,224
Danaher Corp.(1)	48,017	4,091,529
General Electric Co.(1)	124,149	3,131,038
		12,949,791
Insurance — 1.3%
Hanover Insurance Group, Inc. (The)(1)	25,467	1,978,786
Progressive Corp. (The)(1)	127,793	3,915,577
		5,894,363
Internet and Catalog Retail — 0.9%
Amazon.com, Inc.(2)	2,956	1,513,147
Liberty Interactive Corp. QVC Group, Class A(1)(2)	90,577	2,375,835
		3,888,982
Internet Software and Services — 2.7%
eBay, Inc.(1)(2)	163,251	3,989,854
Facebook, Inc., Class A(1)(2)	12,005	1,079,250
Google, Inc., Class A(1)(2)	10,729	6,849,072
VeriSign, Inc.(2)	3,490	246,254
		12,164,430
IT Services — 4.3%
Accenture plc, Class A(1)	57,750	5,674,515
Amdocs Ltd.(1)	19,942	1,134,301
Computer Sciences Corp.(1)	39,601	2,430,709
Convergys Corp.	26,082	602,755
International Business Machines Corp.(1)	47,216	6,844,903
PayPal Holdings, Inc.(2)	55,116	1,710,801
Teradata Corp.(2)	13,612	394,204
Western Union Co. (The)	23,642	434,067
Xerox Corp.	31,934	310,718
		19,536,973
Life Sciences Tools and Services — 1.0%
Bio-Rad Laboratories, Inc., Class A(1)(2)	30,120	4,045,417
Bruker Corp.(1)(2)	18,783	308,605
		4,354,022
Machinery — 3.3%
Caterpillar, Inc.(1)	60,476	3,952,711
Cummins, Inc.(1)	32,135	3,489,218
PACCAR, Inc.	16,546	863,205
Parker-Hannifin Corp.(1)	26,120	2,541,476
Stanley Black & Decker, Inc.(1)	41,819	4,055,607
		14,902,217
Marine — 0.5%
Matson, Inc.(1)	59,590	2,293,619
Media — 3.7%
Cablevision Systems Corp., Class A(1)	123,306	4,003,746
Comcast Corp., Class A(1)	57,696	3,281,749
Markit Ltd.(2)	51,321	1,488,309
Scripps Networks Interactive, Inc., Class A(1)	55,934	2,751,393
Twenty-First Century Fox, Inc.	131,880	3,558,122
Viacom, Inc., Class B	20,367	878,836
Walt Disney Co. (The)(1)	8,043	821,995
		16,784,150

Metals and Mining — 1.1%
Alcoa, Inc.(1)	292,928	2,829,684
Newmont Mining Corp.(1)	145,014	2,330,375
		5,160,059
Multi-Utilities — 0.4%
Public Service Enterprise Group, Inc.	42,982	1,812,121
Multiline Retail — 2.4%
Big Lots, Inc.(1)	40,629	1,946,942
Dollar General Corp.	16,786	1,215,978
Kohl's Corp.(1)	62,697	2,903,498
Target Corp.(1)	63,317	4,980,515
		11,046,933
Oil, Gas and Consumable Fuels — 4.2%
Chevron Corp.(1)	4,089	322,540
CVR Energy, Inc.(1)	98,758	4,054,016
Exxon Mobil Corp.(1)	64,239	4,776,170
Murphy Oil Corp.(1)	92,163	2,230,344
Tesoro Corp.	15,999	1,555,743
Valero Energy Corp.(1)	67,439	4,053,084
Western Refining, Inc.(1)	48,431	2,136,776
		19,128,673
Paper and Forest Products — 0.1%
Domtar Corp.	8,454	302,230
International Paper Co.	6,535	246,958
		549,188
Personal Products — 0.1%
Avon Products, Inc.(1)	149,515	485,924
Pharmaceuticals — 5.7%
Johnson & Johnson(1)	110,782	10,341,500
Merck & Co., Inc.(1)	139,808	6,905,117
Pfizer, Inc.(1)	279,818	8,789,083
		26,035,700
Professional Services — 0.6%
CEB, Inc.	25,878	1,768,503
ManpowerGroup, Inc.(1)	3,524	288,580
TriNet Group, Inc.(2)	36,213	608,378
		2,665,461
Real Estate Investment Trusts (REITs) — 2.9%
Hospitality Properties Trust(1)	118,072	3,020,282
Lamar Advertising Co., Class A(1)	64,995	3,391,439
Plum Creek Timber Co., Inc.	12,584	497,194
RLJ Lodging Trust(1)	125,538	3,172,345
Ryman Hospitality Properties, Inc.(1)	64,986	3,199,261
		13,280,521
Real Estate Management and Development — 1.4%
CBRE Group, Inc.(1)(2)	107,789	3,449,248
Jones Lang LaSalle, Inc.(1)	21,337	3,067,620
		6,516,868
Semiconductors and Semiconductor Equipment — 3.1%
Analog Devices, Inc.	32,702	1,844,720
Fairchild Semiconductor International, Inc.(2)	14,533	204,043
Intel Corp.(1)	247,129	7,448,468

Marvell Technology Group Ltd.(1)	23,123	209,263
Micron Technology, Inc.(1)(2)	54,256	812,755
Texas Instruments, Inc.(1)	75,326	3,730,144
		14,249,393
Software — 6.4%
Activision Blizzard, Inc.	52,251	1,614,033
Cadence Design Systems, Inc.(1)(2)	189,038	3,909,306
Electronic Arts, Inc.(2)	21,851	1,480,405
Mentor Graphics Corp.(1)	95,178	2,344,234
Microsoft Corp.(1)	219,011	9,693,427
Oracle Corp.(1)	172,682	6,237,274
Symantec Corp.(1)	17,441	339,576
Synopsys, Inc.(1)(2)	72,433	3,344,956
		28,963,211
Specialty Retail — 3.2%
Aaron's, Inc.	60,387	2,180,575
Best Buy Co., Inc.(1)	61,143	2,269,628
Foot Locker, Inc.(1)	49,300	3,548,121
Gap, Inc. (The)(1)	32,494	926,079
Lowe's Cos., Inc.(1)	83,796	5,775,220
		14,699,623
Technology Hardware, Storage and Peripherals — 5.9%
Apple, Inc.(1)	157,558	17,378,647
EMC Corp.(1)	194,227	4,692,524
NetApp, Inc.(1)	7,571	224,102
SanDisk Corp.(1)	22,879	1,243,016
Western Digital Corp.(1)	37,604	2,987,262
		26,525,551
Textiles, Apparel and Luxury Goods — 0.9%
NIKE, Inc., Class B	12,542	1,542,290
Wolverine World Wide, Inc.(1)	114,491	2,477,585
		4,019,875
Thrifts and Mortgage Finance — 0.8%
Essent Group Ltd.(1)(2)	143,755	3,572,312
TOTAL COMMON STOCKS (Cost $572,722,408)		571,717,155
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $2,157,006), at 0.01%, dated 9/30/15, due 10/1/15 (Delivery value $2,113,001)		2,113,000
State Street Institutional Liquid Reserves Fund, Premier Class	789,812	789,812
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,902,812)		2,902,812
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 126.9% (Cost $575,625,220)		574,619,967
COMMON STOCKS SOLD SHORT — (27.7)%
Airlines — (0.8)%
Allegiant Travel Co.	(4,098)	(886,193)
Spirit Airlines, Inc.	(60,227)	(2,848,737)
		(3,734,930)
Auto Components — (1.0)%
BorgWarner, Inc.	(27,385)	(1,138,942)
Visteon Corp.	(33,817)	(3,423,633)
		(4,562,575)

Biotechnology — (0.6)%
Clovis Oncology, Inc.	(6,084)	(559,485)
Radius Health, Inc.	(18,056)	(1,251,461)
Ultragenyx Pharmaceutical, Inc.	(8,963)	(863,227)
		(2,674,173)
Chemicals — (1.0)%
FMC Corp.	(11,347)	(384,777)
Platform Specialty Products Corp.	(11,576)	(146,436)
Tronox Ltd., Class A	(66,036)	(288,577)
WR Grace & Co.	(39,659)	(3,690,270)
		(4,510,060)
Commercial Services and Supplies — (0.6)%
Covanta Holding Corp.	(157,000)	(2,739,650)
Communications Equipment — (0.7)%
Motorola Solutions, Inc.	(47,377)	(3,239,639)
Construction and Engineering — (1.2)%
AECOM	(104,418)	(2,872,539)
Granite Construction, Inc.	(89,964)	(2,669,232)
		(5,541,771)
Diversified Financial Services — (0.6)%
Leucadia National Corp.	(136,488)	(2,765,247)
Electric Utilities — (0.2)%
ALLETE, Inc.	(14,321)	(723,067)
Electronic Equipment, Instruments and Components — (0.8)%
Anixter International, Inc.	(56,055)	(3,238,858)
Zebra Technologies Corp., Class A	(4,956)	(379,382)
		(3,618,240)
Energy Equipment and Services — (1.0)%
Bristow Group, Inc.	(44,277)	(1,158,286)
Patterson-UTI Energy, Inc.	(36,057)	(473,789)
Rowan Cos. plc	(169,276)	(2,733,808)
		(4,365,883)
Food and Staples Retailing — (1.0)%
PriceSmart, Inc.	(40,723)	(3,149,517)
United Natural Foods, Inc.	(30,879)	(1,497,940)
		(4,647,457)
Food Products — (0.3)%
WhiteWave Foods Co. (The), Class A	(32,048)	(1,286,727)
Gas Utilities — (0.2)%
South Jersey Industries, Inc.	(39,939)	(1,008,460)
Health Care Equipment and Supplies — (0.1)%
Cooper Cos., Inc. (The)	(1,950)	(290,277)
Health Care Providers and Services — (2.8)%
Acadia Healthcare Co., Inc.	(46,986)	(3,113,762)
Brookdale Senior Living, Inc.	(112,990)	(2,594,250)
Henry Schein, Inc.	(14,931)	(1,981,642)
Patterson Cos., Inc.	(18,743)	(810,635)
Team Health Holdings, Inc.	(40,129)	(2,168,170)
Tenet Healthcare Corp.	(56,243)	(2,076,492)
		(12,744,951)
Hotels, Restaurants and Leisure — (1.1)%
MGM Resorts International	(133,967)	(2,471,691)

Wendy's Co. (The)	(182,483)	(1,578,478)
Wynn Resorts Ltd.	(18,649)	(990,635)
		(5,040,804)
Household Durables — (1.0)%
Lennar Corp., Class A	(36,748)	(1,768,681)
M.D.C. Holdings, Inc.	(96,865)	(2,535,926)
		(4,304,607)
Insurance — (0.9)%
Assurant, Inc.	(5,644)	(445,933)
MBIA, Inc.	(389,330)	(2,367,126)
Old Republic International Corp.	(88,864)	(1,389,833)
		(4,202,892)
Internet Software and Services — (0.5)%
Yahoo!, Inc.	(76,847)	(2,221,647)
IT Services — (0.7)%
Alliance Data Systems Corp.	(4,038)	(1,045,761)
Blackhawk Network Holdings, Inc.	(9,930)	(420,933)
FleetCor Technologies, Inc.	(6,413)	(882,557)
Gartner, Inc.	(2,764)	(231,982)
WEX, Inc.	(8,703)	(755,769)
		(3,337,002)
Machinery — (0.7)%
Donaldson Co., Inc.	(111,989)	(3,144,651)
Media — (1.4)%
Lions Gate Entertainment Corp.	(33,773)	(1,242,847)
Loral Space & Communications, Inc.	(61,862)	(2,912,463)
Tribune Media Co.	(67,202)	(2,392,391)
		(6,547,701)
Metals and Mining — (0.4)%
Freeport-McMoRan, Inc.	(37,643)	(364,761)
Hecla Mining Co.	(768,556)	(1,514,055)
		(1,878,816)
Multi-Utilities — (0.3)%
Dominion Resources, Inc.	(9,694)	(682,264)
WEC Energy Group, Inc.	(11,548)	(603,036)
		(1,285,300)
Oil, Gas and Consumable Fuels — (0.8)%
Cobalt International Energy, Inc.	(50,542)	(357,838)
Diamondback Energy, Inc.	(25,757)	(1,663,902)
Gulfport Energy Corp.	(59,296)	(1,759,905)
		(3,781,645)
Paper and Forest Products — (0.7)%
Louisiana-Pacific Corp.	(232,527)	(3,311,184)
Pharmaceuticals — (0.2)%
Akorn, Inc.	(26,593)	(758,033)
Professional Services — (0.8)%
Advisory Board Co. (The)	(76,549)	(3,486,041)
Real Estate Investment Trusts (REITs) — (0.3)%
Potlatch Corp.	(13,488)	(388,320)
WP Carey, Inc.	(19,958)	(1,153,772)
		(1,542,092)

Real Estate Management and Development — (0.6)%
Howard Hughes Corp. (The)	(10,089)	(1,157,612)
Kennedy-Wilson Holdings, Inc.	(69,774)	(1,546,889)
		(2,704,501)
Road and Rail — (0.1)%
Kansas City Southern	(2,848)	(258,826)
Semiconductors and Semiconductor Equipment — (1.0)%
Cypress Semiconductor Corp.	(359,014)	(3,058,799)
SunEdison, Inc.	(213,261)	(1,531,214)
		(4,590,013)
Software — (0.1)%
FireEye, Inc.	(8,289)	(263,756)
Specialty Retail — (1.2)%
Cabela's, Inc.	(56,672)	(2,584,243)
CarMax, Inc.	(46,598)	(2,764,194)
		(5,348,437)
Textiles, Apparel and Luxury Goods — (0.6)%
Under Armour, Inc., Class A	(25,886)	(2,505,247)
Trading Companies and Distributors — (0.7)%
Watsco, Inc.	(28,287)	(3,351,444)
Transportation Infrastructure — (0.7)%
Macquarie Infrastructure Corp.	(42,260)	(3,155,132)
TOTAL COMMON STOCKS SOLD SHORT — (27.7)% (Proceeds $149,333,701)		(125,472,878)
OTHER ASSETS AND LIABILITIES — 0.8%		3,747,817
TOTAL NET ASSETS — 100.0%		$452,894,906

NOTES TO SCHEDULE OF INVESTMENTS
(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $387,724,709.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	571,717,155	—	—
Temporary Cash Investments	789,812	2,113,000	—
	572,506,967	2,113,000	—
Liabilities
Securities Sold Short
Common Stocks	(125,472,878)	—	—

3. Federal Tax Information

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$575,721,223
Gross tax appreciation of investments	$49,928,401
Gross tax depreciation of investments	(51,029,657)
Net tax appreciation (depreciation) of investments	(1,101,256)
Net tax appreciation (depreciation) on securities sold short	23,783,450
Net tax appreciation (depreciation)	$22,682,194

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Disciplined Growth Fund
September 30, 2015

NT Disciplined Growth - Schedule of Investments
SEPTEMBER 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%
Aerospace and Defense — 4.3%
Astronics Corp.(1)	43,789	1,770,389
Boeing Co. (The)	5,242	686,440
General Dynamics Corp.	15,190	2,095,461
Honeywell International, Inc.	35,142	3,327,596
Huntington Ingalls Industries, Inc.	33,060	3,542,379
Spirit AeroSystems Holdings, Inc., Class A(1)	70,209	3,393,903
Textron, Inc.	83,958	3,160,179
		17,976,347
Air Freight and Logistics — 0.5%
United Parcel Service, Inc., Class B	23,622	2,331,255
Airlines — 1.0%
United Continental Holdings, Inc.(1)	78,696	4,174,823
Beverages — 3.3%
Coca-Cola Co. (The)	94,927	3,808,471
PepsiCo, Inc.	108,980	10,276,814
		14,085,285
Biotechnology — 10.1%
AbbVie, Inc.	127,445	6,934,283
Amgen, Inc.	56,168	7,769,158
Biogen, Inc.(1)	22,056	6,436,161
Celgene Corp.(1)	63,737	6,894,431
Gilead Sciences, Inc.	95,937	9,420,054
Incyte Corp.(1)	24,397	2,691,721
Regeneron Pharmaceuticals, Inc.(1)	5,188	2,413,146
		42,558,954
Building Products — 0.1%
Continental Building Products, Inc.(1)	21,588	443,418
Capital Markets — 1.0%
Legg Mason, Inc.	73,639	3,064,119
Moelis & Co., Class A	39,040	1,025,190
		4,089,309
Chemicals — 1.0%
LyondellBasell Industries NV, Class A	41,674	3,473,944
Minerals Technologies, Inc.	11,529	555,237
		4,029,181
Commercial Services and Supplies — 0.9%
Herman Miller, Inc.	23,318	672,491
Pitney Bowes, Inc.	28,640	568,504
Waste Management, Inc.	50,112	2,496,079
		3,737,074
Communications Equipment†
F5 Networks, Inc.(1)	745	86,271

Containers and Packaging — 0.2%
Berry Plastics Group, Inc.(1)	22,416	674,049
Diversified Consumer Services — 0.6%
Capella Education Co.	4,706	233,041
Strayer Education, Inc.(1)	39,922	2,194,512
		2,427,553
Diversified Telecommunication Services — 2.6%
Verizon Communications, Inc.	250,435	10,896,427
Electrical Equipment — 0.8%
Rockwell Automation, Inc.	35,368	3,588,791
Energy Equipment and Services — 0.4%
Schlumberger Ltd.	22,048	1,520,651
Food and Staples Retailing — 2.4%
CVS Health Corp.	75,599	7,293,791
Kroger Co. (The)	78,855	2,844,300
		10,138,091
Food Products — 3.1%
ConAgra Foods, Inc.	85,093	3,447,117
Hormel Foods Corp.	44,092	2,791,465
Pilgrim's Pride Corp.	156,620	3,254,564
Seaboard Corp.(1)	56	172,424
Tyson Foods, Inc., Class A	77,422	3,336,888
		13,002,458
Health Care Equipment and Supplies — 4.2%
Analogic Corp.	5,761	472,632
C.R. Bard, Inc.	19,303	3,596,342
Hologic, Inc.(1)	98,252	3,844,601
St. Jude Medical, Inc.	61,088	3,854,042
Stryker Corp.	46,813	4,405,103
Varian Medical Systems, Inc.(1)	19,704	1,453,761
		17,626,481
Health Care Providers and Services — 3.3%
Aetna, Inc.	34,886	3,816,877
Anthem, Inc.	8,903	1,246,420
Express Scripts Holding Co.(1)	65,863	5,332,268
HCA Holdings, Inc.(1)	22,069	1,707,258
McKesson Corp.	2,973	550,094
UnitedHealth Group, Inc.	11,172	1,296,064
		13,948,981
Health Care Technology — 0.1%
Quality Systems, Inc.	20,211	252,233
Hotels, Restaurants and Leisure — 4.1%
Brinker International, Inc.	67,227	3,540,846
Cracker Barrel Old Country Store, Inc.	25,319	3,728,982
Darden Restaurants, Inc.	51,289	3,515,348
Las Vegas Sands Corp.	83,205	3,159,294
McDonald's Corp.	6,078	598,866
Ruth's Hospitality Group, Inc.	14,525	235,886
Vail Resorts, Inc.	25,697	2,689,962
		17,469,184

Household Durables — 1.6%
GoPro, Inc., Class A(1)	44,526	1,390,102
Harman International Industries, Inc.	35,160	3,375,008
Helen of Troy Ltd.(1)	22,204	1,982,817
		6,747,927
Household Products — 0.8%
Central Garden and Pet Co.(1)	31,879	513,571
Clorox Co. (The)	24,793	2,864,335
		3,377,906
Industrial Conglomerates — 1.7%
3M Co.	50,660	7,182,068
Insurance — 0.1%
Heritage Insurance Holdings, Inc.(1)	31,264	616,839
Internet and Catalog Retail — 2.7%
Amazon.com, Inc.(1)	20,508	10,497,840
PetMed Express, Inc.	44,889	722,713
		11,220,553
Internet Software and Services — 7.5%
eBay, Inc.(1)	178,422	4,360,634
Endurance International Group Holdings, Inc.(1)	28,110	375,550
Facebook, Inc., Class A(1)	107,741	9,685,916
Google, Inc., Class A(1)	19,871	12,685,050
IAC/InterActiveCorp	27,892	1,820,511
LogMeIn, Inc.(1)	4,094	279,047
VeriSign, Inc.(1)	33,131	2,337,723
		31,544,431
IT Services — 4.8%
Accenture plc, Class A	63,227	6,212,685
CSG Systems International, Inc.	16,239	500,161
International Business Machines Corp.	45,963	6,663,256
Jack Henry & Associates, Inc.	2,370	164,976
PayPal Holdings, Inc.(1)	50,816	1,577,328
Total System Services, Inc.	69,655	3,164,427
Visa, Inc., Class A	29,327	2,042,919
		20,325,752
Leisure Products — 0.1%
Smith & Wesson Holding Corp.(1)	30,622	516,593
Machinery — 3.2%
Caterpillar, Inc.	43,521	2,844,533
Cummins, Inc.	31,354	3,404,417
PACCAR, Inc.	72,283	3,771,004
Stanley Black & Decker, Inc.	34,160	3,312,837
		13,332,791
Media — 3.2%
Comcast Corp., Class A	23,376	1,329,627
Scripps Networks Interactive, Inc., Class A	68,088	3,349,249
Twenty-First Century Fox, Inc.	38,976	1,051,573
Viacom, Inc., Class B	90,443	3,902,615
Walt Disney Co. (The)	38,700	3,955,140
		13,588,204

Multiline Retail — 0.9%
Target Corp.	47,457	3,732,968
Personal Products — 0.1%
Herbalife Ltd.(1)	5,580	304,110
Pharmaceuticals — 1.7%
Bristol-Myers Squibb Co.	18,121	1,072,763
Jazz Pharmaceuticals plc(1)	15,089	2,003,970
Merck & Co., Inc.	79,643	3,933,568
		7,010,301
Professional Services — 0.2%
CEB, Inc.	7,940	542,619
RPX Corp.(1)	31,651	434,252
		976,871
Real Estate Investment Trusts (REITs) — 1.1%
Lamar Advertising Co., Class A	68,597	3,579,392
Ryman Hospitality Properties, Inc.	23,866	1,174,923
		4,754,315
Real Estate Management and Development — 0.9%
Jones Lang LaSalle, Inc.	21,074	3,029,809
Marcus & Millichap, Inc.(1)	17,126	787,625
		3,817,434
Semiconductors and Semiconductor Equipment — 3.7%
Analog Devices, Inc.	60,632	3,420,251
Avago Technologies Ltd.	17,634	2,204,426
Intel Corp.	138,678	4,179,755
Texas Instruments, Inc.	117,640	5,825,533
		15,629,965
Software — 6.2%
Cadence Design Systems, Inc.(1)	195,648	4,046,001
Electronic Arts, Inc.(1)	61,341	4,155,853
Intuit, Inc.	49,609	4,402,799
Microsoft Corp.	147,317	6,520,250
Oracle Corp.	101,128	3,652,743
VMware, Inc., Class A(1)	43,760	3,447,850
		26,225,496
Specialty Retail — 4.4%
Aaron's, Inc.	86,997	3,141,462
Build-A-Bear Workshop, Inc.(1)	33,790	638,293
Children's Place, Inc. (The)	11,912	686,965
Foot Locker, Inc.	60,898	4,382,829
Gap, Inc. (The)	28,877	822,995
Home Depot, Inc. (The)	22,372	2,583,742
Lowe's Cos., Inc.	92,997	6,409,353
		18,665,639
Technology Hardware, Storage and Peripherals — 8.0%
Apple, Inc.	275,661	30,405,408
EMC Corp.	142,788	3,449,758
		33,855,166

Textiles, Apparel and Luxury Goods — 1.0%
NIKE, Inc., Class B	22,917	2,818,104
Wolverine World Wide, Inc.	74,269	1,607,181
		4,425,285
Thrifts and Mortgage Finance — 0.8%
Essent Group Ltd.(1)	130,919	3,253,337
Trading Companies and Distributors — 0.1%
Kaman Corp.	16,349	586,112
Wireless Telecommunication Services†
Shenandoah Telecommunications Co.	3,680	157,541
TOTAL COMMON STOCKS (Cost $450,366,245)		416,904,420
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.750%, 8/15/41, valued at $3,858,100), at 0.01%, dated 9/30/15, due 10/1/15 (Delivery value $3,777,001)		3,777,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,410,746	1,410,746
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,187,746)		5,187,746
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $455,553,991)		422,092,166
OTHER ASSETS AND LIABILITIES†		(58,650)
TOTAL NET ASSETS — 100.0%		$422,033,516

NOTES TO SCHEDULE OF INVESTMENTS
†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	416,904,420	—	—
Temporary Cash Investments	1,410,746	3,777,000	—
	418,315,166	3,777,000	—

3. Federal Tax Information

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$455,798,430
Gross tax appreciation of investments	$7,745,315
Gross tax depreciation of investments	(41,451,579)
Net tax appreciation (depreciation) of investments	$(33,706,264)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Equity Growth Fund
September 30, 2015

NT Equity Growth - Schedule of Investments
SEPTEMBER 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Aerospace and Defense — 3.9%
General Dynamics Corp.	89,606	12,361,148
Honeywell International, Inc.	172,901	16,371,996
Huntington Ingalls Industries, Inc.	24,474	2,622,389
Spirit AeroSystems Holdings, Inc., Class A(1)	199,448	9,641,316
Textron, Inc.	280,537	10,559,413
		51,556,262
Air Freight and Logistics — 1.0%
United Parcel Service, Inc., Class B	140,721	13,887,755
Airlines — 0.8%
United Continental Holdings, Inc.(1)	212,793	11,288,669
Auto Components — 0.4%
Goodyear Tire & Rubber Co. (The)	123,919	3,634,544
Johnson Controls, Inc.	31,416	1,299,366
		4,933,910
Banks — 4.7%
Bank of America Corp.	386,268	6,018,055
Citigroup, Inc.	450,554	22,351,984
JPMorgan Chase & Co.	427,117	26,041,323
Wells Fargo & Co.	156,856	8,054,556
		62,465,918
Beverages — 1.9%
Coca-Cola Co. (The)	48,464	1,944,376
PepsiCo, Inc.	248,030	23,389,229
		25,333,605
Biotechnology — 6.8%
AbbVie, Inc.	320,758	17,452,443
Amgen, Inc.	132,925	18,386,186
Biogen, Inc.(1)	51,713	15,090,371
Celgene Corp.(1)	147,789	15,986,336
Gilead Sciences, Inc.	224,006	21,995,149
United Therapeutics Corp.(1)	16,200	2,126,088
		91,036,573
Building Products — 0.7%
Owens Corning	221,890	9,299,410
Capital Markets — 2.7%
Affiliated Managers Group, Inc.(1)	23,918	4,089,739
Ameriprise Financial, Inc.	106,424	11,614,051
Franklin Resources, Inc.	260,632	9,711,148
Janus Capital Group, Inc.	35,212	478,883
Legg Mason, Inc.	242,699	10,098,706
		35,992,527

Chemicals — 2.6%
Cabot Corp.	267,234	8,433,905
Dow Chemical Co. (The)	329,558	13,973,259
LyondellBasell Industries NV, Class A	153,519	12,797,344
		35,204,508
Commercial Services and Supplies — 0.2%
Pitney Bowes, Inc.	165,179	3,278,803
Communications Equipment — 2.7%
Cisco Systems, Inc.	843,157	22,132,871
QUALCOMM, Inc.	259,493	13,942,559
		36,075,430
Consumer Finance — 0.1%
Credit Acceptance Corp.(1)	3,711	730,585
Containers and Packaging — 0.1%
Avery Dennison Corp.	20,103	1,137,227
Diversified Consumer Services — 0.7%
H&R Block, Inc.	252,853	9,153,279
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)	51,965	6,776,236
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	157,976	5,146,858
Verizon Communications, Inc.	114,849	4,997,080
		10,143,938
Electric Utilities — 1.0%
NextEra Energy, Inc.	143,537	14,002,034
Electrical Equipment — 0.4%
Rockwell Automation, Inc.	53,246	5,402,872
Electronic Equipment, Instruments and Components — 0.8%
Corning, Inc.	661,689	11,328,116
Energy Equipment and Services — 1.1%
Schlumberger Ltd.	219,144	15,114,362
Food and Staples Retailing — 3.8%
CVS Health Corp.	189,161	18,250,253
Kroger Co. (The)	374,290	13,500,640
Wal-Mart Stores, Inc.	290,497	18,835,826
		50,586,719
Food Products — 3.3%
Archer-Daniels-Midland Co.	268,301	11,121,076
Bunge Ltd.	113,349	8,308,482
Ingredion, Inc.	62,377	5,446,136
Pilgrim's Pride Corp.	438,011	9,101,869
Sanderson Farms, Inc.	9,916	679,940
Tyson Foods, Inc., Class A	228,514	9,848,953
		44,506,456
Health Care Equipment and Supplies — 2.1%
C.R. Bard, Inc.	10,714	1,996,125
St. Jude Medical, Inc.	188,878	11,916,313

Stryker Corp.	145,317	13,674,330
		27,586,768
Health Care Providers and Services — 3.5%
Aetna, Inc.	115,482	12,634,886
Express Scripts Holding Co.(1)	175,443	14,203,865
HCA Holdings, Inc.(1)	155,283	12,012,693
UnitedHealth Group, Inc.	67,184	7,794,016
		46,645,460
Hotels, Restaurants and Leisure — 2.0%
Brinker International, Inc.	203,268	10,706,125
Cracker Barrel Old Country Store, Inc.	29,627	4,363,465
Darden Restaurants, Inc.	165,733	11,359,340
		26,428,930
Household Durables — 0.4%
GoPro, Inc., Class A(1)	177,895	5,553,882
Household Products — 1.7%
Procter & Gamble Co. (The)	322,120	23,173,313
Industrial Conglomerates — 1.7%
3M Co.	91,081	12,912,553
Carlisle Cos., Inc.	12,907	1,127,814
General Electric Co.	333,389	8,408,071
		22,448,438
Insurance — 2.1%
Amtrust Financial Services, Inc.	71,774	4,520,326
Aspen Insurance Holdings Ltd.	68,791	3,196,718
Hanover Insurance Group, Inc. (The)	128,998	10,023,145
Progressive Corp. (The)	331,465	10,156,087
		27,896,276
Internet and Catalog Retail — 0.6%
Amazon.com, Inc.(1)	15,360	7,862,630
Internet Software and Services — 2.9%
eBay, Inc.(1)	484,230	11,834,581
Facebook, Inc., Class A(1)	50,678	4,555,952
Google, Inc., Class A(1)	35,191	22,464,879
		38,855,412
IT Services — 3.7%
Accenture plc, Class A	170,115	16,715,500
Amdocs Ltd.	148,323	8,436,612
International Business Machines Corp.	145,661	21,116,475
PayPal Holdings, Inc.(1)	83,969	2,606,398
		48,874,985
Life Sciences Tools and Services — 0.2%
Bio-Rad Laboratories, Inc., Class A(1)	15,858	2,129,888
Machinery — 3.3%
Caterpillar, Inc.	183,978	12,024,802
Cummins, Inc.	97,316	10,566,571
PACCAR, Inc.	177,551	9,262,836
Stanley Black & Decker, Inc.	122,236	11,854,447
		43,708,656

Media — 2.8%
Comcast Corp., Class A	259,656	14,769,233
Scripps Networks Interactive, Inc., Class A	70,610	3,473,306
Twenty-First Century Fox, Inc.	514,963	13,893,702
Viacom, Inc., Class B	116,719	5,036,425
Walt Disney Co. (The)	7,016	717,035
		37,889,701
Metals and Mining — 0.4%
Alcoa, Inc.	595,584	5,753,341
Multi-Utilities — 0.2%
Public Service Enterprise Group, Inc.	57,861	2,439,420
Multiline Retail — 2.6%
Big Lots, Inc.	239,153	11,460,212
Kohl's Corp.	156,573	7,250,896
Target Corp.	195,278	15,360,567
		34,071,675
Oil, Gas and Consumable Fuels — 3.4%
Chevron Corp.	12,592	993,257
CVR Energy, Inc.	95,933	3,938,050
EOG Resources, Inc.	11,841	862,025
Exxon Mobil Corp.	187,175	13,916,461
Marathon Petroleum Corp.	34,958	1,619,604
Murphy Oil Corp.	210,247	5,087,977
Tesoro Corp.	62,963	6,122,522
Valero Energy Corp.	213,929	12,857,133
		45,397,029
Pharmaceuticals — 4.7%
Johnson & Johnson	161,276	15,055,115
Merck & Co., Inc.	352,297	17,399,949
Mylan NV(1)	78,487	3,159,887
Pfizer, Inc.	855,260	26,863,716
		62,478,667
Real Estate Investment Trusts (REITs) — 2.3%
Hospitality Properties Trust	188,743	4,828,046
Lamar Advertising Co., Class A	198,801	10,373,436
Plum Creek Timber Co., Inc.	91,219	3,604,063
RLJ Lodging Trust	198,494	5,015,943
Ryman Hospitality Properties, Inc.	126,444	6,224,838
		30,046,326
Real Estate Management and Development — 1.2%
CBRE Group, Inc.(1)	202,698	6,486,336
Jones Lang LaSalle, Inc.	66,188	9,515,849
		16,002,185
Semiconductors and Semiconductor Equipment — 3.1%
Analog Devices, Inc.	99,236	5,597,903
Intel Corp.	755,315	22,765,194
Texas Instruments, Inc.	250,303	12,395,004
		40,758,101

Software — 4.9%
Activision Blizzard, Inc.	77,529	2,394,871
Microsoft Corp.	774,417	34,275,696
Oracle Corp.	547,303	19,768,584
Synopsys, Inc.(1)	206,177	9,521,254
		65,960,405
Specialty Retail — 2.5%
Best Buy Co., Inc.	168,447	6,252,753
Foot Locker, Inc.	152,785	10,995,936
Lowe's Cos., Inc.	239,185	16,484,630
		33,733,319
Technology Hardware, Storage and Peripherals — 4.6%
Apple, Inc.	461,067	50,855,690
EMC Corp.	113,904	2,751,921
Western Digital Corp.	105,642	8,392,200
		61,999,811
Textiles, Apparel and Luxury Goods — 0.7%
NIKE, Inc., Class B	65,302	8,030,187
Wolverine World Wide, Inc.	41,953	907,863
		8,938,050
Thrifts and Mortgage Finance — 0.4%
Essent Group Ltd.(1)	222,038	5,517,644
TOTAL COMMON STOCKS (Cost $1,290,557,317)		1,321,385,506
TEMPORARY CASH INVESTMENTS — 2.2%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 8/15/24, valued at $21,444,600), at 0.01%, dated 9/30/15, due 10/1/15 (Delivery value $21,020,006)		21,020,000
State Street Institutional Liquid Reserves Fund, Premier Class	7,850,581	7,850,581
TOTAL TEMPORARY CASH INVESTMENTS (Cost $28,870,581)		28,870,581
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $1,319,427,898)		1,350,256,087
OTHER ASSETS AND LIABILITIES — (1.2)%		(16,093,638)
TOTAL NET ASSETS — 100.0%		$1,334,162,449

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,321,385,506	—	—
Temporary Cash Investments	7,850,581	21,020,000	—
	1,329,236,087	21,020,000	—

3. Federal Tax Information

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,323,368,116
Gross tax appreciation of investments	$112,838,574
Gross tax depreciation of investments	(85,950,603)
Net tax appreciation (depreciation) of investments	$26,887,971

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Small Company Fund
September 30, 2015

NT Small Company - Schedule of Investments
SEPTEMBER 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Aerospace and Defense — 0.9%
Aerojet Rocketdyne Holdings, Inc.(1)	67,243	1,087,992
Astronics Corp.(1)	35,873	1,450,345
National Presto Industries, Inc.	4,134	348,331
		2,886,668
Air Freight and Logistics — 0.7%
Air Transport Services Group, Inc.(1)	66,438	568,045
Atlas Air Worldwide Holdings, Inc.(1)	49,092	1,696,619
		2,264,664
Airlines — 1.1%
JetBlue Airways Corp.(1)	61,150	1,575,835
Virgin America, Inc.(1)	56,095	1,920,132
		3,495,967
Auto Components — 1.4%
American Axle & Manufacturing Holdings, Inc.(1)	103,522	2,064,229
Cooper Tire & Rubber Co.	41,013	1,620,424
Cooper-Standard Holding, Inc.(1)	3,693	214,194
Stoneridge, Inc.(1)	6,153	75,928
Tower International, Inc.(1)	19,077	453,269
		4,428,044
Banks — 6.6%
BancFirst Corp.	4,636	292,532
Bank of the Ozarks, Inc.	53,009	2,319,674
Berkshire Hills Bancorp, Inc.	17,282	475,946
Cardinal Financial Corp.	66,191	1,523,055
Cathay General Bancorp	74,978	2,246,341
Eagle Bancorp, Inc.(1)	7,709	350,759
Enterprise Financial Services Corp.	1,593	40,096
First BanCorp(1)	59,518	211,884
First Financial Bancorp	35,216	671,921
First Merchants Corp.	12,045	315,820
First Midwest Bancorp, Inc.	38,623	677,447
First NBC Bank Holding Co.(1)	28,389	994,750
Great Southern Bancorp, Inc.	1,509	65,340
Hancock Holding Co.	11,810	319,460
Heartland Financial USA, Inc.	14,133	512,887
Hilltop Holdings, Inc.(1)	98,250	1,946,332
Home Bancshares, Inc.	55,982	2,267,271
IBERIABANK Corp.	22,909	1,333,533
Opus Bank	16,805	642,623
Park National Corp.	2,462	222,122
South State Corp.	17,495	1,344,841
Trico Bancshares	12,784	314,103

Umpqua Holdings Corp.	89,033	1,451,238
United Community Banks, Inc.	28,382	580,128
Wilshire Bancorp, Inc.	62,396	655,782
		21,775,885
Beverages — 0.2%
Boston Beer Co., Inc. (The), Class A(1)	3,344	704,280
Biotechnology — 4.7%
Acorda Therapeutics, Inc.(1)	64,471	1,709,126
Adamas Pharmaceuticals, Inc.(1)	10,797	180,742
Array BioPharma, Inc.(1)	93,754	427,518
BioSpecifics Technologies Corp.(1)	9,742	424,167
Eagle Pharmaceuticals, Inc.(1)	19,912	1,474,085
Emergent Biosolutions, Inc.(1)	60,834	1,733,161
Enanta Pharmaceuticals, Inc.(1)	23,528	850,302
FibroGen, Inc.(1)	8,393	183,974
Geron Corp.(1)	168,892	466,142
Halozyme Therapeutics, Inc.(1)	63,651	854,833
Infinity Pharmaceuticals, Inc.(1)	31,988	270,299
Ligand Pharmaceuticals, Inc., Class B(1)	20,242	1,733,727
MacroGenics, Inc.(1)	6,550	140,301
MannKind Corp.(1)	293,575	942,376
MiMedx Group, Inc.(1)	183,776	1,773,438
NewLink Genetics Corp.(1)	15,701	562,724
Ophthotech Corp.(1)	26,690	1,081,479
Orexigen Therapeutics, Inc.(1)	103,487	218,357
Rigel Pharmaceuticals, Inc.(1)	39,308	97,091
Sorrento Therapeutics, Inc.(1)	3,964	33,258
Spectrum Pharmaceuticals, Inc.(1)	55,117	329,600
		15,486,700
Building Products — 1.6%
American Woodmark Corp.(1)	27,970	1,814,414
Apogee Enterprises, Inc.	22,295	995,472
Continental Building Products, Inc.(1)	81,623	1,676,537
Patrick Industries, Inc.(1)	8,733	344,866
Universal Forest Products, Inc.	4,624	266,712
		5,098,001
Capital Markets — 3.1%
Calamos Asset Management, Inc., Class A	30,087	285,225
Diamond Hill Investment Group, Inc.	4,117	765,927
Evercore Partners, Inc., Class A	41,348	2,077,323
Greenhill & Co., Inc.	34,852	992,236
INTL FCStone, Inc.(1)	22,298	550,538
Investment Technology Group, Inc.	80,937	1,079,700
Janus Capital Group, Inc.	142,102	1,932,587
Manning & Napier, Inc.	37,947	279,290
Moelis & Co., Class A	54,184	1,422,872
OM Asset Management plc	45,577	702,797
Westwood Holdings Group, Inc.	1,700	92,395
		10,180,890

Chemicals — 1.6%
FutureFuel Corp.	12,052	119,074
Innospec, Inc.	13,498	627,792
KMG Chemicals, Inc.	3,920	75,617
Minerals Technologies, Inc.	42,046	2,024,935
OMNOVA Solutions, Inc.(1)	10,072	55,799
Rayonier Advanced Materials, Inc.	127,005	777,271
Trinseo SA(1)	67,198	1,696,749
		5,377,237
Commercial Services and Supplies — 2.5%
ACCO Brands Corp.(1)	215,192	1,521,407
ARC Document Solutions, Inc.(1)	81,180	483,021
Deluxe Corp.	39,930	2,225,698
Ennis, Inc.	56,078	973,514
Herman Miller, Inc.	60,690	1,750,300
Multi-Color Corp.	8,644	661,180
West Corp.	29,127	652,445
		8,267,565
Communications Equipment — 1.1%
Alliance Fiber Optic Products, Inc.	1,411	24,114
Brocade Communications Systems, Inc.	50,727	526,546
Ciena Corp.(1)	39,630	821,134
Extreme Networks, Inc.(1)	26,060	87,562
Infinera Corp.(1)	9,759	190,886
Polycom, Inc.(1)	184,505	1,933,612
		3,583,854
Construction and Engineering — 0.3%
Argan, Inc.	29,143	1,010,679
Consumer Finance — 0.7%
Credit Acceptance Corp.(1)	4,988	981,988
Regional Management Corp.(1)	18,483	286,486
World Acceptance Corp.(1)	35,648	956,792
		2,225,266
Containers and Packaging — 0.7%
Berry Plastics Group, Inc.(1)	46,293	1,392,030
Graphic Packaging Holding Co.	81,224	1,038,855
		2,430,885
Distributors — 0.1%
VOXX International Corp.(1)	22,655	168,100
Diversified Consumer Services — 1.6%
Capella Education Co.	19,264	953,953
K12, Inc.(1)	102,944	1,280,623
LifeLock, Inc.(1)	188,544	1,651,646
Strayer Education, Inc.(1)	24,776	1,361,937
		5,248,159
Diversified Financial Services — 0.7%
GAIN Capital Holdings, Inc.	137,632	1,001,961
MarketAxess Holdings, Inc.	14,061	1,305,986
		2,307,947

Diversified Telecommunication Services — 0.7%
Fairpoint Communications, Inc.(1)	4,743	73,090
IDT Corp., Class B	35,620	509,366
Inteliquent, Inc.	31,319	699,353
Intelsat SA(1)	53,959	346,957
Vonage Holdings Corp.(1)	140,172	824,211
		2,452,977
Electrical Equipment — 1.0%
Allied Motion Technologies, Inc.	6,941	123,342
AZZ, Inc.	24,720	1,203,617
Enphase Energy, Inc.(1)	79,114	292,722
General Cable Corp.	126,596	1,506,492
		3,126,173
Electronic Equipment, Instruments and Components — 1.2%
Coherent, Inc.(1)	22,847	1,249,731
DTS, Inc.(1)	11,094	296,210
Newport Corp.(1)	27,185	373,793
OSI Systems, Inc.(1)	1,855	142,761
Sanmina Corp.(1)	68,786	1,469,957
Tech Data Corp.(1)	5,792	396,752
		3,929,204
Food and Staples Retailing — 0.7%
Ingles Markets, Inc., Class A	23,360	1,117,309
SpartanNash Co.	6,513	168,361
SUPERVALU, Inc.(1)	146,660	1,053,019
		2,338,689
Food Products — 2.3%
Cal-Maine Foods, Inc.	40,123	2,191,117
Dean Foods Co.	127,542	2,106,994
Pilgrim's Pride Corp.	26,359	547,740
Sanderson Farms, Inc.	30,814	2,112,916
Seaboard Corp.(1)	191	588,089
		7,546,856
Gas Utilities — 0.1%
ONE Gas, Inc.	8,383	380,001
Health Care Equipment and Supplies — 5.9%
Abaxis, Inc.	6,617	291,082
Align Technology, Inc.(1)	13,119	744,634
Analogic Corp.	24,839	2,037,792
Anika Therapeutics, Inc.(1)	15,413	490,596
Cyberonics, Inc.(1)	20,792	1,263,738
Globus Medical, Inc.(1)	14,369	296,863
Greatbatch, Inc.(1)	38,056	2,147,119
Hill-Rom Holdings, Inc.	20,726	1,077,545
ICU Medical, Inc.(1)	13,751	1,505,734
Integra LifeSciences Holdings Corp.(1)	33,851	2,015,827
Meridian Bioscience, Inc.	4,359	74,539
Merit Medical Systems, Inc.(1)	78,092	1,867,180
Natus Medical, Inc.(1)	49,139	1,938,534

STERIS Corp.	25,975	1,687,596
SurModics, Inc.(1)	5,694	124,357
West Pharmaceutical Services, Inc.	33,316	1,803,062
		19,366,198
Health Care Providers and Services — 1.9%
Air Methods Corp.(1)	37,291	1,271,250
Centene Corp.(1)	15,345	832,159
Landauer, Inc.	26,626	984,896
LHC Group, Inc.(1)	6,952	311,241
Molina Healthcare, Inc.(1)	33,605	2,313,704
RadNet, Inc.(1)	46,604	258,652
Surgical Care Affiliates, Inc.(1)	3,790	123,895
U.S. Physical Therapy, Inc.	5,558	249,499
		6,345,296
Health Care Technology — 0.6%
Computer Programs & Systems, Inc.	5,543	233,526
Quality Systems, Inc.	149,004	1,859,570
		2,093,096
Hotels, Restaurants and Leisure — 4.8%
Boyd Gaming Corp.(1)	121,043	1,973,001
Cracker Barrel Old Country Store, Inc.	17,049	2,510,977
Denny's Corp.(1)	23,116	254,969
Diamond Resorts International, Inc.(1)	70,208	1,642,165
DineEquity, Inc.	5,193	475,990
Isle of Capri Casinos, Inc.(1)	98,905	1,724,903
Jack in the Box, Inc.	6,690	515,398
La Quinta Holdings, Inc.(1)	103,716	1,636,639
Marriott Vacations Worldwide Corp.	26,089	1,777,704
Monarch Casino & Resort, Inc.(1)	8,005	143,850
Ruth's Hospitality Group, Inc.	52,483	852,324
SeaWorld Entertainment, Inc.	45,190	804,834
Sonic Corp.	63,020	1,446,309
Speedway Motorsports, Inc.	7,235	130,592
		15,889,655
Household Durables — 1.0%
CSS Industries, Inc.	12,388	326,300
Helen of Troy Ltd.(1)	25,601	2,286,169
Hooker Furniture Corp.	5,909	139,098
Zagg, Inc.(1)	74,836	508,136
		3,259,703
Household Products — 0.2%
Central Garden and Pet Co.(1)	37,901	610,585
Independent Power and Renewable Electricity Producers — 0.6%
Atlantic Power Corp.	69,474	129,222
Ormat Technologies, Inc.	55,606	1,892,272
		2,021,494
Insurance — 3.4%
AMERISAFE, Inc.	26,796	1,332,565
Federated National Holding Co.	25,156	604,247

HCI Group, Inc.	23,248	901,325
Heritage Insurance Holdings, Inc.(1)	87,249	1,721,423
Maiden Holdings Ltd.	101,855	1,413,747
Selective Insurance Group, Inc.	66,157	2,054,836
Third Point Reinsurance Ltd.(1)	33,227	446,903
United Fire Group, Inc.	5,514	193,266
United Insurance Holdings Corp.	12,773	167,965
Universal Insurance Holdings, Inc.	73,423	2,168,916
		11,005,193
Internet and Catalog Retail — 0.4%
1-800-Flowers.com, Inc., Class A(1)	59,510	541,541
PetMed Express, Inc.	56,698	912,838
		1,454,379
Internet Software and Services — 4.9%
Brightcove, Inc.(1)	10,582	52,063
Carbonite, Inc.(1)	10,149	112,958
Cimpress NV(1)	21,174	1,611,553
Constant Contact, Inc.(1)	64,791	1,570,534
DHI Group, Inc.(1)	47,576	347,781
EarthLink Holdings Corp.	213,828	1,663,582
Endurance International Group Holdings, Inc.(1)	114,591	1,530,936
Everyday Health, Inc.(1)	24,513	224,049
Liquidity Services, Inc.(1)	16,588	122,585
LogMeIn, Inc.(1)	32,811	2,236,398
Marchex, Inc., Class B	9,393	37,854
Monster Worldwide, Inc.(1)	189,201	1,214,670
NIC, Inc.	4,504	79,766
Shutterstock, Inc.(1)	37,387	1,130,583
TechTarget, Inc.(1)	7,546	64,292
United Online, Inc.(1)	16,383	163,830
Web.com Group, Inc.(1)	83,422	1,758,536
WebMD Health Corp.(1)	22,305	888,631
Wix.com Ltd.(1)	13,146	229,003
XO Group, Inc.(1)	68,564	968,809
		16,008,413
IT Services — 1.8%
Convergys Corp.	95,585	2,208,970
CSG Systems International, Inc.	52,304	1,610,963
NeuStar, Inc., Class A(1)	72,490	1,972,453
Science Applications International Corp.	3,291	132,331
		5,924,717
Leisure Products — 0.4%
Nautilus, Inc.(1)	14,121	211,815
Smith & Wesson Holding Corp.(1)	65,445	1,104,057
		1,315,872
Life Sciences Tools and Services — 1.5%
Affymetrix, Inc.(1)	112,600	961,604
Cambrex Corp.(1)	42,452	1,684,495
INC Research Holdings, Inc., Class A(1)	37,715	1,508,600

Luminex Corp.(1)	48,513	820,355
		4,975,054
Machinery — 2.0%
Blount International, Inc.(1)	59,688	332,462
Federal Signal Corp.	35,785	490,612
Global Brass & Copper Holdings, Inc.	25,188	516,606
Kadant, Inc.	6,634	258,792
Lydall, Inc.(1)	13,012	370,712
Meritor, Inc.(1)	75,836	806,137
Mueller Industries, Inc., Class A	25,624	757,958
Mueller Water Products, Inc., Class A	148,714	1,139,149
Wabash National Corp.(1)	165,028	1,747,647
		6,420,075
Marine — 0.7%
Matson, Inc.	55,622	2,140,891
Media — 0.4%
Entercom Communications Corp., Class A(1)	27,852	282,976
Nexstar Broadcasting Group, Inc., Class A	23,825	1,128,114
		1,411,090
Metals and Mining — 0.8%
Century Aluminum Co.(1)	107,937	496,510
Materion Corp.	49,657	1,490,703
Ryerson Holding Corp.(1)	12,457	65,399
Schnitzer Steel Industries, Inc., Class A	33,290	450,747
		2,503,359
Multiline Retail — 0.6%
Big Lots, Inc.	42,162	2,020,403
Oil, Gas and Consumable Fuels — 1.2%
Alon USA Energy, Inc.	100,983	1,824,763
Frontline Ltd.(1)	139,852	376,202
Pacific Ethanol, Inc.(1)	11,776	76,426
Panhandle Oil and Gas, Inc., Class A	9,599	155,120
Par Petroleum Corp.(1)	18,013	375,211
REX American Resources Corp.(1)	19,789	1,001,719
		3,809,441
Paper and Forest Products — 0.6%
Clearwater Paper Corp.(1)	18,073	853,768
Neenah Paper, Inc.	18,947	1,104,231
Schweitzer-Mauduit International, Inc.	3,365	115,689
		2,073,688
Personal Products — 0.6%
Natural Health Trends Corp.	63,703	2,081,814
Pharmaceuticals — 3.1%
Catalent, Inc.(1)	81,672	1,984,630
Lannett Co., Inc.(1)	38,860	1,613,467
Nektar Therapeutics(1)	160,642	1,760,636
Prestige Brands Holdings, Inc.(1)	47,029	2,123,830
Sagent Pharmaceuticals, Inc.(1)	7,699	118,026
Sucampo Pharmaceuticals, Inc., Class A(1)	72,085	1,432,329

Supernus Pharmaceuticals, Inc.(1)	69,880	980,416
		10,013,334
Professional Services — 1.2%
CRA International, Inc.(1)	13,036	281,317
Heidrick & Struggles International, Inc.	2,903	56,463
Korn / Ferry International	26,410	873,379
RPX Corp.(1)	110,919	1,521,809
TrueBlue, Inc.(1)	47,300	1,062,831
		3,795,799
Real Estate Investment Trusts (REITs) — 6.6%
Agree Realty Corp.	9,806	292,709
American Assets Trust, Inc.	10,230	417,998
Armada Hoffler Properties, Inc.	13,685	133,702
Ashford Hospitality Prime, Inc.	1,173	16,457
CareTrust REIT, Inc.	14,576	165,438
Coresite Realty Corp.	4,858	249,896
DiamondRock Hospitality Co.	182,467	2,016,260
DuPont Fabros Technology, Inc.	46,965	1,215,454
Dynex Capital, Inc.	32,630	214,053
EPR Properties	31,314	1,614,863
Equity One, Inc.	18,245	444,083
First Industrial Realty Trust, Inc.	3,984	83,465
Franklin Street Properties Corp.	28,829	309,912
Hatteras Financial Corp.	25,553	387,128
Investors Real Estate Trust	28,759	222,595
Lexington Realty Trust	183,140	1,483,434
LTC Properties, Inc.	16,707	712,888
Medical Properties Trust, Inc.	183,360	2,027,962
One Liberty Properties, Inc.	3,339	71,221
PS Business Parks, Inc.	17,804	1,413,281
RLJ Lodging Trust	89,529	2,262,398
Rouse Properties, Inc.	30,999	482,964
Ryman Hospitality Properties, Inc.	43,184	2,125,948
Summit Hotel Properties, Inc.	155,863	1,818,921
Sunstone Hotel Investors, Inc.	105,754	1,399,125
		21,582,155
Real Estate Management and Development — 1.1%
Marcus & Millichap, Inc.(1)	41,438	1,905,734
RE/MAX Holdings, Inc., Class A	49,376	1,776,548
		3,682,282
Road and Rail — 0.9%
ArcBest Corp.	64,816	1,670,308
PAM Transportation Services, Inc.(1)	2,948	97,432
Swift Transportation Co.(1)	48,316	725,706
USA Truck, Inc.(1)	504	8,684
YRC Worldwide, Inc.(1)	28,537	378,401
		2,880,531
Semiconductors and Semiconductor Equipment — 5.4%
Advanced Energy Industries, Inc.(1)	61,462	1,616,451

Cabot Microelectronics Corp.(1)	24,893	964,355
Cirrus Logic, Inc.(1)	67,613	2,130,486
Diodes, Inc.(1)	25,107	536,537
Fairchild Semiconductor International, Inc.(1)	122,656	1,722,090
Integrated Device Technology, Inc.(1)	103,370	2,098,411
IXYS Corp.	13,145	146,698
Microsemi Corp.(1)	73,369	2,407,970
MKS Instruments, Inc.	22,826	765,356
OmniVision Technologies, Inc.(1)	26,230	688,800
Rambus, Inc.(1)	49,520	584,336
Semtech Corp.(1)	50,275	759,152
Synaptics, Inc.(1)	31,055	2,560,795
Tessera Technologies, Inc.	16,507	534,992
Xcerra Corp.(1)	10,297	64,665
		17,581,094
Software — 4.2%
ACI Worldwide, Inc.(1)	99,300	2,097,216
Aspen Technology, Inc.(1)	25,976	984,750
BroadSoft, Inc.(1)	6,717	201,241
Cadence Design Systems, Inc.(1)	19,509	403,446
Glu Mobile, Inc.(1)	160,958	703,387
Mentor Graphics Corp.	93,746	2,308,964
MicroStrategy, Inc., Class A(1)	10,110	1,986,312
Pegasystems, Inc.	50,899	1,252,624
PTC, Inc.(1)	24,471	776,710
QAD, Inc., Class A	3,668	93,901
TiVo, Inc.(1)	1,173	10,158
VASCO Data Security International, Inc.(1)	73,430	1,251,247
Verint Systems, Inc.(1)	40,079	1,729,409
		13,799,365
Specialty Retail — 3.5%
Build-A-Bear Workshop, Inc.(1)	79,922	1,509,727
Cato Corp. (The), Class A	35,823	1,219,057
Chico's FAS, Inc.	148,641	2,338,123
Children's Place, Inc. (The)	34,489	1,988,981
Citi Trends, Inc.	13,716	320,680
Express, Inc.(1)	103,766	1,854,298
Kirkland's, Inc.	3,931	84,674
Outerwall, Inc.	31,556	1,796,483
Shoe Carnival, Inc.	6,983	166,195
Tilly's, Inc., Class A(1)	20,932	154,059
		11,432,277
Technology Hardware, Storage and Peripherals — 0.5%
QLogic Corp.(1)	167,548	1,717,367
Textiles, Apparel and Luxury Goods — 0.5%
Movado Group, Inc.	2,384	61,579
Perry Ellis International, Inc.(1)	22,604	496,384
Vince Holding Corp.(1)	40,455	138,761

Wolverine World Wide, Inc.	41,710	902,604
		1,599,328
Thrifts and Mortgage Finance — 1.0%
BofI Holding, Inc.(1)	7,908	1,018,788
Brookline Bancorp, Inc.	34,929	354,180
Essent Group Ltd.(1)	75,380	1,873,193
Meta Financial Group, Inc.	2,206	92,144
		3,338,305
Trading Companies and Distributors — 0.4%
Kaman Corp.	34,970	1,253,674
Water Utilities — 0.5%
American States Water Co.	41,624	1,723,234
Wireless Telecommunication Services — 0.2%
Shenandoah Telecommunications Co.	3,042	130,228
Spok Holdings, Inc.	25,581	421,063
		551,291
TOTAL COMMON STOCKS (Cost $328,682,192)		324,395,143
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $2,781,831), at 0.01%, dated 9/30/15, due 10/1/15 (Delivery value $2,725,001)		2,725,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,018,581	1,018,581
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,743,581)		3,743,581
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $332,425,773)		328,138,724
OTHER ASSETS AND LIABILITIES — (0.1)%		(285,022)
TOTAL NET ASSETS — 100.0%		$327,853,702

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	324,395,143	—	—
Temporary Cash Investments	1,018,581	2,725,000	—
	325,413,724	2,725,000	—

3. Federal Tax Information

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$333,407,224
Gross tax appreciation of investments	$31,185,163
Gross tax depreciation of investments	(36,453,663)
Net tax appreciation (depreciation) of investments	$(5,268,500)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Small Company Fund
September 30, 2015

Small Company - Schedule of Investments
SEPTEMBER 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%
Aerospace and Defense — 0.9%
Aerojet Rocketdyne Holdings, Inc.(1)	152,516	2,467,709
Astronics Corp.(1)	80,596	3,258,496
National Presto Industries, Inc.	8,952	754,296
		6,480,501
Air Freight and Logistics — 0.7%
Air Transport Services Group, Inc.(1)	145,361	1,242,837
Atlas Air Worldwide Holdings, Inc.(1)	110,399	3,815,389
		5,058,226
Airlines — 1.1%
JetBlue Airways Corp.(1)	136,371	3,514,280
Virgin America, Inc.(1)	125,816	4,306,682
		7,820,962
Auto Components — 1.3%
American Axle & Manufacturing Holdings, Inc.(1)	232,399	4,634,036
Cooper Tire & Rubber Co.	92,711	3,663,012
Cooper-Standard Holding, Inc.(1)	8,412	487,896
Stoneridge, Inc.(1)	15,407	190,122
Tower International, Inc.(1)	42,372	1,006,759
		9,981,825
Banks — 6.7%
BancFirst Corp.	8,417	531,113
Bank of the Ozarks, Inc.	123,098	5,386,769
Berkshire Hills Bancorp, Inc.	40,725	1,121,567
Cardinal Financial Corp.	152,110	3,500,051
Cathay General Bancorp	162,766	4,876,469
Eagle Bancorp, Inc.(1)	18,776	854,308
Enterprise Financial Services Corp.	5,986	150,668
First BanCorp(1)	137,923	491,006
First Financial Bancorp	77,179	1,472,575
First Merchants Corp.	24,206	634,681
First Midwest Bancorp, Inc.	88,309	1,548,940
First NBC Bank Holding Co.(1)	63,184	2,213,967
Great Southern Bancorp, Inc.	5,407	234,123
Hancock Holding Co.	27,733	750,178
Heartland Financial USA, Inc.	32,853	1,192,235
Hilltop Holdings, Inc.(1)	220,534	4,368,779
Home Bancshares, Inc.	125,296	5,074,488
IBERIABANK Corp.	50,712	2,951,946
Opus Bank	37,256	1,424,669
Park National Corp.	4,066	366,835
South State Corp.	42,190	3,243,145
Trico Bancshares	28,632	703,488

Umpqua Holdings Corp.	196,416	3,201,581
United Community Banks, Inc.	67,071	1,370,931
Wilshire Bancorp, Inc.	146,787	1,542,731
		49,207,243
Beverages — 0.2%
Boston Beer Co., Inc. (The), Class A(1)	7,298	1,537,032
Biotechnology — 4.7%
Acorda Therapeutics, Inc.(1)	142,579	3,779,769
Adamas Pharmaceuticals, Inc.(1)	24,172	404,639
Array BioPharma, Inc.(1)	212,981	971,193
BioSpecifics Technologies Corp.(1)	22,804	992,886
Eagle Pharmaceuticals, Inc.(1)	44,785	3,315,434
Emergent Biosolutions, Inc.(1)	137,363	3,913,472
Enanta Pharmaceuticals, Inc.(1)	54,204	1,958,933
FibroGen, Inc.(1)	20,455	448,374
Geron Corp.(1)	383,322	1,057,969
Halozyme Therapeutics, Inc.(1)	142,766	1,917,347
Infinity Pharmaceuticals, Inc.(1)	72,221	610,268
Ligand Pharmaceuticals, Inc., Class B(1)	46,005	3,940,328
MacroGenics, Inc.(1)	15,387	329,590
MannKind Corp.(1)	676,464	2,171,449
MiMedx Group, Inc.(1)	410,802	3,964,239
NewLink Genetics Corp.(1)	35,685	1,278,950
Ophthotech Corp.(1)	59,288	2,402,350
Orexigen Therapeutics, Inc.(1)	235,860	497,665
Rigel Pharmaceuticals, Inc.(1)	78,505	193,907
Sorrento Therapeutics, Inc.(1)	9,117	76,492
Spectrum Pharmaceuticals, Inc.(1)	122,182	730,648
		34,955,902
Building Products — 1.6%
American Woodmark Corp.(1)	63,131	4,095,308
Apogee Enterprises, Inc.	49,419	2,206,558
Continental Building Products, Inc.(1)	182,815	3,755,020
Patrick Industries, Inc.(1)	21,103	833,357
Universal Forest Products, Inc.	10,020	577,954
		11,468,197
Capital Markets — 3.1%
Calamos Asset Management, Inc., Class A	65,474	620,694
Diamond Hill Investment Group, Inc.	9,031	1,680,127
Evercore Partners, Inc., Class A	93,604	4,702,665
Greenhill & Co., Inc.	76,721	2,184,247
INTL FCStone, Inc.(1)	48,689	1,202,131
Investment Technology Group, Inc.	176,228	2,350,882
Janus Capital Group, Inc.	317,209	4,314,042
Manning & Napier, Inc.	79,093	582,125
Moelis & Co., Class A	121,090	3,179,823
OM Asset Management plc	101,300	1,562,046
Westwood Holdings Group, Inc.	3,014	163,811
		22,542,593

Chemicals — 1.6%
FutureFuel Corp.	29,353	290,008
Innospec, Inc.	30,487	1,417,950
KMG Chemicals, Inc.	5,521	106,500
Minerals Technologies, Inc.	92,977	4,477,772
OMNOVA Solutions, Inc.(1)	28,147	155,935
Rayonier Advanced Materials, Inc.	281,686	1,723,918
Trinseo SA(1)	151,039	3,813,735
		11,985,818
Commercial Services and Supplies — 2.5%
ACCO Brands Corp.(1)	486,770	3,441,464
ARC Document Solutions, Inc.(1)	185,655	1,104,647
Deluxe Corp.	87,825	4,895,366
Ennis, Inc.	123,850	2,150,036
Herman Miller, Inc.	136,409	3,934,036
Multi-Color Corp.	19,452	1,487,883
West Corp.	66,126	1,481,222
		18,494,654
Communications Equipment — 1.1%
Alliance Fiber Optic Products, Inc.	3,813	65,164
Brocade Communications Systems, Inc.	108,382	1,125,005
Ciena Corp.(1)	88,918	1,842,381
Extreme Networks, Inc.(1)	59,972	201,506
Infinera Corp.(1)	22,217	434,564
Polycom, Inc.(1)	412,645	4,324,520
		7,993,140
Construction and Engineering — 0.3%
Argan, Inc.	65,569	2,273,933
Consumer Finance — 0.7%
Credit Acceptance Corp.(1)	11,311	2,226,797
Regional Management Corp.(1)	41,723	646,706
World Acceptance Corp.(1)	81,011	2,174,335
		5,047,838
Containers and Packaging — 0.8%
Berry Plastics Group, Inc.(1)	108,539	3,263,768
Graphic Packaging Holding Co.	184,320	2,357,453
		5,621,221
Distributors†
VOXX International Corp.(1)	47,339	351,255
Diversified Consumer Services — 1.6%
Capella Education Co.	41,831	2,071,471
K12, Inc.(1)	232,112	2,887,473
LifeLock, Inc.(1)	423,596	3,710,701
Strayer Education, Inc.(1)	55,970	3,076,671
		11,746,316
Diversified Financial Services — 0.7%
GAIN Capital Holdings, Inc.	305,932	2,227,185
MarketAxess Holdings, Inc.	32,408	3,010,055
		5,237,240

Diversified Telecommunication Services — 0.7%
Fairpoint Communications, Inc.(1)	9,750	150,248
IDT Corp., Class B	74,379	1,063,620
Inteliquent, Inc.	70,566	1,575,739
Intelsat SA(1)	119,094	765,774
Vonage Holdings Corp.(1)	305,706	1,797,551
		5,352,932
Electrical Equipment — 1.0%
Allied Motion Technologies, Inc.	16,844	299,318
AZZ, Inc.	55,805	2,717,145
Enphase Energy, Inc.(1)	178,668	661,072
General Cable Corp.	283,049	3,368,283
		7,045,818
Electronic Equipment, Instruments and Components — 1.2%
Coherent, Inc.(1)	51,767	2,831,655
DTS, Inc.(1)	26,934	719,138
Newport Corp.(1)	59,004	811,305
OSI Systems, Inc.(1)	5,416	416,815
Sanmina Corp.(1)	154,911	3,310,448
Tech Data Corp.(1)	12,835	879,198
		8,968,559
Food and Staples Retailing — 0.7%
Ingles Markets, Inc., Class A	51,602	2,468,123
SpartanNash Co.	12,408	320,747
SUPERVALU, Inc.(1)	321,910	2,311,314
		5,100,184
Food Products — 2.3%
Cal-Maine Foods, Inc.	88,791	4,848,877
Dean Foods Co.	281,917	4,657,269
Pilgrim's Pride Corp.	57,535	1,195,577
Sanderson Farms, Inc.	68,348	4,686,622
Seaboard Corp.(1)	416	1,280,864
		16,669,209
Gas Utilities — 0.1%
ONE Gas, Inc.	16,750	759,278
Health Care Equipment and Supplies — 5.8%
Abaxis, Inc.	14,482	637,063
Align Technology, Inc.(1)	29,141	1,654,043
Analogic Corp.	54,478	4,469,375
Anika Therapeutics, Inc.(1)	34,911	1,111,217
Cyberonics, Inc.(1)	46,724	2,839,885
Globus Medical, Inc.(1)	31,654	653,972
Greatbatch, Inc.(1)	83,288	4,699,109
Hill-Rom Holdings, Inc.	46,506	2,417,847
ICU Medical, Inc.(1)	30,855	3,378,623
Integra LifeSciences Holdings Corp.(1)	76,498	4,555,456
Meridian Bioscience, Inc.	10,135	173,309
Merit Medical Systems, Inc.(1)	174,939	4,182,791
Natus Medical, Inc.(1)	109,545	4,321,550

STERIS Corp.	58,092	3,774,237
SurModics, Inc.(1)	8,186	178,782
West Pharmaceutical Services, Inc.	76,082	4,117,558
		43,164,817
Health Care Providers and Services — 1.9%
Air Methods Corp.(1)	81,481	2,777,687
Centene Corp.(1)	34,063	1,847,236
Landauer, Inc.	60,330	2,231,607
LHC Group, Inc.(1)	13,688	612,812
Molina Healthcare, Inc.(1)	75,282	5,183,166
RadNet, Inc.(1)	113,743	631,274
Surgical Care Affiliates, Inc.(1)	9,419	307,907
U.S. Physical Therapy, Inc.	11,154	500,703
		14,092,392
Health Care Technology — 0.6%
Computer Programs & Systems, Inc.	11,649	490,773
Quality Systems, Inc.	338,859	4,228,960
		4,719,733
Hotels, Restaurants and Leisure — 4.8%
Boyd Gaming Corp.(1)	272,329	4,438,963
Cracker Barrel Old Country Store, Inc.	37,661	5,546,712
Denny's Corp.(1)	50,297	554,776
Diamond Resorts International, Inc.(1)	159,347	3,727,126
DineEquity, Inc.	11,027	1,010,735
Isle of Capri Casinos, Inc.(1)	224,169	3,909,507
Jack in the Box, Inc.	14,564	1,122,011
La Quinta Holdings, Inc.(1)	234,983	3,708,032
Marriott Vacations Worldwide Corp.	58,144	3,961,932
Monarch Casino & Resort, Inc.(1)	18,584	333,955
Ruth's Hospitality Group, Inc.	113,693	1,846,374
SeaWorld Entertainment, Inc.	94,541	1,683,775
Sonic Corp.	141,874	3,256,008
Speedway Motorsports, Inc.	12,603	227,484
		35,327,390
Household Durables — 1.0%
CSS Industries, Inc.	24,733	651,467
Helen of Troy Ltd.(1)	58,064	5,185,115
Hooker Furniture Corp.	15,232	358,561
Zagg, Inc.(1)	169,617	1,151,700
		7,346,843
Household Products — 0.2%
Central Garden and Pet Co.(1)	83,583	1,346,522
Independent Power and Renewable Electricity Producers — 0.6%
Atlantic Power Corp.	161,834	301,011
Ormat Technologies, Inc.	122,794	4,178,680
		4,479,691
Insurance — 3.3%
AMERISAFE, Inc.	57,049	2,837,047
Federated National Holding Co.	53,218	1,278,296

HCI Group, Inc.	50,460	1,956,334
Heritage Insurance Holdings, Inc.(1)	192,618	3,800,353
Maiden Holdings Ltd.	230,442	3,198,535
Selective Insurance Group, Inc.	144,706	4,494,569
Third Point Reinsurance Ltd.(1)	70,865	953,134
United Fire Group, Inc.	10,620	372,231
United Insurance Holdings Corp.	27,475	361,296
Universal Insurance Holdings, Inc.	163,186	4,820,515
		24,072,310
Internet and Catalog Retail — 0.4%
1-800-Flowers.com, Inc., Class A(1)	132,415	1,204,976
PetMed Express, Inc.	127,547	2,053,507
		3,258,483
Internet Software and Services — 4.9%
Brightcove, Inc.(1)	25,732	126,601
Carbonite, Inc.(1)	17,461	194,341
Cimpress NV(1)	46,906	3,570,016
Constant Contact, Inc.(1)	143,327	3,474,247
DHI Group, Inc.(1)	103,112	753,749
EarthLink Holdings Corp.	481,364	3,745,012
Endurance International Group Holdings, Inc.(1)	259,887	3,472,090
Everyday Health, Inc.(1)	58,859	537,971
Liquidity Services, Inc.(1)	34,108	252,058
LogMeIn, Inc.(1)	73,881	5,035,729
Marchex, Inc., Class B	19,317	77,848
Monster Worldwide, Inc.(1)	424,260	2,723,749
NIC, Inc.	14,223	251,889
Shutterstock, Inc.(1)	83,756	2,532,781
TechTarget, Inc.(1)	18,346	156,308
United Online, Inc.(1)	39,243	392,430
Web.com Group, Inc.(1)	186,322	3,927,668
WebMD Health Corp.(1)	49,086	1,955,586
Wix.com Ltd.(1)	29,781	518,785
XO Group, Inc.(1)	153,602	2,170,396
		35,869,254
IT Services — 1.8%
Convergys Corp.	213,521	4,934,470
CSG Systems International, Inc.	118,747	3,657,408
NeuStar, Inc., Class A(1)	162,907	4,432,699
Science Applications International Corp.	10,028	403,226
		13,427,803
Leisure Products — 0.4%
Nautilus, Inc.(1)	32,066	480,990
Smith & Wesson Holding Corp.(1)	143,820	2,426,243
		2,907,233
Life Sciences Tools and Services — 1.5%
Affymetrix, Inc.(1)	247,971	2,117,672
Cambrex Corp.(1)	96,246	3,819,041
INC Research Holdings, Inc., Class A(1)	84,528	3,381,120

Luminex Corp.(1)	102,304	1,729,961
		11,047,794
Machinery — 2.0%
Blount International, Inc.(1)	136,335	759,386
Federal Signal Corp.	77,060	1,056,493
Global Brass & Copper Holdings, Inc.	58,559	1,201,045
Kadant, Inc.	17,044	664,887
Lydall, Inc.(1)	30,655	873,361
Meritor, Inc.(1)	170,702	1,814,562
Mueller Industries, Inc., Class A	57,155	1,690,645
Mueller Water Products, Inc., Class A	333,449	2,554,219
Wabash National Corp.(1)	367,412	3,890,893
		14,505,491
Marine — 0.6%
Matson, Inc.	124,024	4,773,684
Media — 0.4%
Entercom Communications Corp., Class A(1)	62,018	630,103
Nexstar Broadcasting Group, Inc., Class A	53,643	2,539,996
		3,170,099
Metals and Mining — 0.8%
Century Aluminum Co.(1)	239,040	1,099,584
Materion Corp.	113,755	3,414,925
Ryerson Holding Corp.(1)	27,896	146,454
Schnitzer Steel Industries, Inc., Class A	79,139	1,071,542
		5,732,505
Multiline Retail — 0.6%
Big Lots, Inc.	94,484	4,527,673
Oil, Gas and Consumable Fuels — 1.1%
Alon USA Energy, Inc.	225,639	4,077,296
Frontline Ltd.(1)	322,594	867,778
Pacific Ethanol, Inc.(1)	24,569	159,453
Panhandle Oil and Gas, Inc., Class A	18,474	298,540
Par Petroleum Corp.(1)	38,260	796,956
REX American Resources Corp.(1)	44,579	2,256,589
		8,456,612
Paper and Forest Products — 0.6%
Clearwater Paper Corp.(1)	40,554	1,915,771
Neenah Paper, Inc.	42,185	2,458,542
Schweitzer-Mauduit International, Inc.	7,406	254,618
		4,628,931
Personal Products — 0.6%
Natural Health Trends Corp.	142,922	4,670,691
Pharmaceuticals — 3.0%
Catalent, Inc.(1)	183,795	4,466,219
Lannett Co., Inc.(1)	86,931	3,609,375
Nektar Therapeutics(1)	357,302	3,916,030
Prestige Brands Holdings, Inc.(1)	106,549	4,811,753
Sagent Pharmaceuticals, Inc.(1)	18,044	276,615
Sucampo Pharmaceuticals, Inc., Class A(1)	162,483	3,228,537

Supernus Pharmaceuticals, Inc.(1)	153,115	2,148,203
		22,456,732
Professional Services — 1.1%
CRA International, Inc.(1)	32,490	701,134
Heidrick & Struggles International, Inc.	9,320	181,274
Korn / Ferry International	57,730	1,909,131
RPX Corp.(1)	245,529	3,368,658
TrueBlue, Inc.(1)	103,424	2,323,937
		8,484,134
Real Estate Investment Trusts (REITs) — 6.6%
Agree Realty Corp.	19,050	568,643
American Assets Trust, Inc.	23,102	943,948
Armada Hoffler Properties, Inc.	34,793	339,928
Ashford Hospitality Prime, Inc.	10,594	148,634
CareTrust REIT, Inc.	40,891	464,113
Coresite Realty Corp.	11,517	592,434
DiamondRock Hospitality Co.	407,946	4,507,803
DuPont Fabros Technology, Inc.	105,522	2,730,909
Dynex Capital, Inc.	24,223	158,903
EPR Properties	72,171	3,721,858
Equity One, Inc.	43,419	1,056,818
First Industrial Realty Trust, Inc.	8,182	171,413
Franklin Street Properties Corp.	62,668	673,681
Hatteras Financial Corp.	42,978	651,117
Investors Real Estate Trust	82,835	641,143
Lexington Realty Trust	412,523	3,341,436
LTC Properties, Inc.	33,485	1,428,805
Medical Properties Trust, Inc.	412,660	4,564,020
One Liberty Properties, Inc.	8,381	178,767
PS Business Parks, Inc.	41,685	3,308,955
RLJ Lodging Trust	198,470	5,015,337
Rouse Properties, Inc.	78,009	1,215,380
Ryman Hospitality Properties, Inc.	95,129	4,683,201
Summit Hotel Properties, Inc.	357,471	4,171,687
Sunstone Hotel Investors, Inc.	236,315	3,126,447
		48,405,380
Real Estate Management and Development — 1.1%
Marcus & Millichap, Inc.(1)	94,668	4,353,781
RE/MAX Holdings, Inc., Class A	109,961	3,956,397
		8,310,178
Road and Rail — 0.9%
ArcBest Corp.	143,589	3,700,288
PAM Transportation Services, Inc.(1)	7,011	231,714
Swift Transportation Co.(1)	101,315	1,521,751
USA Truck, Inc.(1)	3,168	54,585
YRC Worldwide, Inc.(1)	65,736	871,659
		6,379,997
Semiconductors and Semiconductor Equipment — 5.3%
Advanced Energy Industries, Inc.(1)	138,497	3,642,471

Cabot Microelectronics Corp.(1)	57,743	2,236,964
Cirrus Logic, Inc.(1)	152,016	4,790,024
Diodes, Inc.(1)	57,578	1,230,442
Fairchild Semiconductor International, Inc.(1)	273,723	3,843,071
Integrated Device Technology, Inc.(1)	233,251	4,734,995
IXYS Corp.	33,034	368,660
Microsemi Corp.(1)	163,497	5,365,972
MKS Instruments, Inc.	49,857	1,671,705
OmniVision Technologies, Inc.(1)	56,681	1,488,443
Rambus, Inc.(1)	111,584	1,316,691
Semtech Corp.(1)	112,260	1,695,126
Synaptics, Inc.(1)	69,609	5,739,958
Tessera Technologies, Inc.	35,427	1,148,189
Xcerra Corp.(1)	17,125	107,545
		39,380,256
Software — 4.2%
ACI Worldwide, Inc.(1)	222,445	4,698,038
Aspen Technology, Inc.(1)	59,465	2,254,318
BroadSoft, Inc.(1)	16,472	493,501
Cadence Design Systems, Inc.(1)	40,420	835,886
Glu Mobile, Inc.(1)	362,100	1,582,377
Mentor Graphics Corp.	209,810	5,167,620
MicroStrategy, Inc., Class A(1)	22,852	4,489,732
Pegasystems, Inc.	114,026	2,806,180
PTC, Inc.(1)	54,124	1,717,896
QAD, Inc., Class A	6,386	163,482
TiVo, Inc.(1)	1,855	16,064
VASCO Data Security International, Inc.(1)	162,798	2,774,078
Verint Systems, Inc.(1)	88,710	3,827,837
		30,827,009
Specialty Retail — 3.5%
Build-A-Bear Workshop, Inc.(1)	181,032	3,419,694
Cato Corp. (The), Class A	79,324	2,699,396
Chico's FAS, Inc.	333,053	5,238,924
Children's Place, Inc. (The)	78,196	4,509,563
Citi Trends, Inc.	28,916	676,056
Express, Inc.(1)	231,776	4,141,837
Kirkland's, Inc.	9,352	201,442
Outerwall, Inc.	70,690	4,024,382
Shoe Carnival, Inc.	11,871	282,530
Tilly's, Inc., Class A(1)	47,949	352,905
		25,546,729
Technology Hardware, Storage and Peripherals — 0.5%
QLogic Corp.(1)	371,654	3,809,453
Textiles, Apparel and Luxury Goods — 0.5%
Movado Group, Inc.	5,245	135,478
Perry Ellis International, Inc.(1)	51,212	1,124,615
Vince Holding Corp.(1)	79,946	274,215

Wolverine World Wide, Inc.	93,134	2,015,420
		3,549,728
Thrifts and Mortgage Finance — 1.0%
BofI Holding, Inc.(1)	17,384	2,239,581
Brookline Bancorp, Inc.	62,607	634,835
Essent Group Ltd.(1)	168,269	4,181,485
Meta Financial Group, Inc.	3,519	146,988
		7,202,889
Tobacco — 0.4%
Universal Corp.	66,886	3,315,539
Trading Companies and Distributors — 0.4%
Kaman Corp.	75,906	2,721,230
Water Utilities — 0.5%
American States Water Co.	91,602	3,792,323
Wireless Telecommunication Services — 0.2%
Shenandoah Telecommunications Co.	6,655	284,901
Spok Holdings, Inc.	56,316	926,961
		1,211,862
TOTAL COMMON STOCKS (Cost $766,051,102)		728,619,266
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 2/15/25, valued at $6,376,000), at 0.01%, dated 9/30/15, due 10/1/15 (Delivery value $6,249,002)		6,249,000
State Street Institutional Liquid Reserves Fund, Premier Class	2,334,796	2,334,796
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,583,796)		8,583,796
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $774,634,898)		737,203,062
OTHER ASSETS AND LIABILITIES — 0.1%		628,753
TOTAL NET ASSETS — 100.0%		$737,831,815

NOTES TO SCHEDULE OF INVESTMENTS
†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	728,619,266	—	—
Temporary Cash Investments	2,334,796	6,249,000	—
	730,954,062	6,249,000	—

3. Federal Tax Information

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$775,078,096
Gross tax appreciation of investments	$47,357,238
Gross tax depreciation of investments	(85,232,272)
Net tax appreciation (depreciation) of investments	$(37,875,034)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Inflation Opportunities Fund
September 30, 2015

Strategic Inflation Opportunities - Schedule of Investments
SEPTEMBER 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 38.1%
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	1,260,876	1,256,755
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	863,618	904,977
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18	227,836	235,973
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	2,271,324	2,269,934
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	1,106,720	1,151,537
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	1,500,620	1,599,518
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	2,291,625	2,285,389
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19	614,746	657,066
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	220,724	231,874
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	1,885,335	1,875,147
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	984,879	1,035,142
TOTAL U.S. TREASURY SECURITIES (Cost $13,698,022)		13,503,312
COMMON STOCKS — 22.4%
Chemicals — 0.1%
CF Industries Holdings, Inc.	505	22,674
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	288	43,762
Vulcan Materials Co.	736	65,651
		109,413
Containers and Packaging — 0.5%
Ball Corp.	207	12,875
Crown Holdings, Inc.(1)	603	27,587
Packaging Corp. of America	366	22,019
Sealed Air Corp.	874	40,973
WestRock Co.	1,116	57,407
		160,861
Energy Equipment and Services — 1.2%
Baker Hughes, Inc.	986	51,312
Canadian Energy Services & Technology Corp.	9,475	43,807
Halliburton Co.	1,761	62,251
Nabors Industries Ltd.	2,013	19,023
National Oilwell Varco, Inc.	834	31,400
Patterson-UTI Energy, Inc.	741	9,737
Schlumberger Ltd.	2,633	181,598
Weatherford International plc(1)	1,481	12,559
		411,687
Hotels, Restaurants and Leisure — 0.1%
Accor SA	1,003	46,953
Metals and Mining — 0.5%
Agnico-Eagle Mines Ltd.	833	21,117
Franco-Nevada Corp.	1,042	45,920
Freeport-McMoRan, Inc.	1,642	15,911

Goldcorp, Inc. New York Shares	1,572	19,681
Randgold Resources Ltd. ADR	506	29,899
Rio Tinto plc ADR	327	11,059
Royal Gold, Inc.	514	24,148
Silver Wheaton Corp.	854	10,257
		177,992
Oil, Gas and Consumable Fuels — 5.0%
Anadarko Petroleum Corp.	1,158	69,932
Apache Corp.	1,117	43,742
Canadian Natural Resources Ltd.	1,088	21,161
Cheniere Energy, Inc.(1)	229	11,061
Chesapeake Energy Corp.	1,090	7,990
Chevron Corp.	2,551	201,223
ConocoPhillips	2,357	113,042
Crew Energy, Inc.(1)	4,200	12,841
Devon Energy Corp.	552	20,474
Encana Corp.	3,188	20,531
EOG Resources, Inc.	1,057	76,949
Exxon Mobil Corp.	3,166	235,392
Hess Corp.	689	34,491
HollyFrontier Corp.	738	36,044
Kinder Morgan, Inc.	3,763	104,160
Leucrotta Exploration, Inc.(1)	29,975	20,889
Marathon Oil Corp.	1,888	29,075
Marathon Petroleum Corp.	1,302	60,322
Noble Energy, Inc.	781	23,570
Occidental Petroleum Corp.	1,852	122,510
Paramount Resources Ltd., A Shares(1)	1,940	14,305
Peyto Exploration & Development Corp.	1,637	34,040
Phillips 66	956	73,459
Pioneer Natural Resources Co.	282	34,302
Spectra Energy Corp.	1,168	30,683
Suncor Energy, Inc.	2,594	69,312
Tesoro Corp.	572	55,621
Tourmaline Oil Corp.(1)	667	15,529
Valero Energy Corp.	1,947	117,015
Williams Cos., Inc. (The)	1,308	48,200
		1,757,865
Paper and Forest Products — 0.1%
International Paper Co.	817	30,874
Real Estate Investment Trusts (REITs) — 11.2%
Acadia Realty Trust	3,834	115,288
Alexandria Real Estate Equities, Inc.	1,367	115,744
Allied Properties Real Estate Investment Trust	1,640	42,926
Alstria Office REIT AG	3,862	50,209
AvalonBay Communities, Inc.	1,156	202,092
Big Yellow Group plc	6,234	68,408
Canadian Apartment Properties REIT	1,831	38,939
CapitaLand Mall Trust	44,300	59,179

Care Capital Properties, Inc.	3,395	111,797
Champion REIT	56,000	28,027
CubeSmart	4,670	127,071
Derwent London plc	1,902	104,961
Douglas Emmett, Inc.	3,653	104,914
Duke Realty Corp.	6,405	122,015
Equity One, Inc.	3,828	93,174
Essex Property Trust, Inc.	752	168,012
Extra Space Storage, Inc.	1,835	141,589
GPT Group	6,693	21,284
Great Portland Estates plc	9,324	120,810
Hudson Pacific Properties, Inc.	3,886	111,878
Invincible Investment Corp.	70	38,990
Japan Real Estate Investment Corp.	23	106,107
Kenedix Retail REIT Corp.	10	19,305
Kilroy Realty Corp.	1,801	117,353
Kimco Realty Corp.	774	18,909
Kite Realty Group Trust	3,870	92,145
Klepierre	1,518	68,857
Land Securities Group plc	5,258	100,375
Link REIT	18,000	99,219
Macerich Co. (The)	2,019	155,100
Mack-Cali Realty Corp.	4,549	85,885
Merlin Properties Socimi SA(1)	8,030	95,649
Orix JREIT, Inc.	6	8,122
Realty Income Corp.	2,700	127,953
Safestore Holdings plc	8,485	37,904
Scentre Group	41,867	114,916
Simon Property Group, Inc.	1,147	210,727
UDR, Inc.	4,257	146,781
Unibail-Rodamco SE	431	111,769
Ventas, Inc.	3,224	180,738
Westfield Corp.	14,167	99,386
		3,984,507
Real Estate Management and Development — 3.4%
Ayala Land, Inc.	35,600	25,977
CapitaLand Ltd.	13,700	25,883
Cheung Kong Property Holdings Ltd.	5,000	36,644
China Overseas Land & Investment Ltd.	30,000	91,554
China Resources Land Ltd.	19,555	46,242
China Vanke Co. Ltd., H Shares	10,300	22,113
Daiwa House Industry Co. Ltd.	3,400	84,393
Fabege AB	4,532	66,570
Forest City Enterprises, Inc., Class A(1)	5,091	102,482
Henderson Land Development Co. Ltd.	5,600	33,517
Hongkong Land Holdings Ltd.	6,500	43,085
Hufvudstaden AB, A Shares	3,112	40,812
Inmobiliaria Colonial SA(1)	40,021	27,849
Mitsubishi Estate Co. Ltd.	1,000	20,495

Mitsui Fudosan Co. Ltd.	6,000	165,004
Nexity SA	904	38,973
SM Prime Holdings, Inc.	55,400	24,542
Sumitomo Realty & Development Co. Ltd.	4,000	127,770
Sun Hung Kai Properties Ltd.	6,750	87,980
Unite Group plc (The)	10,810	106,887
		1,218,772
TOTAL COMMON STOCKS (Cost $7,764,737)		7,921,598
COMMERCIAL PAPER(2) — 17.5%
Crown Point Capital Co., 0.17%, 10/13/15(3)	1,400,000	1,399,896
Jupiter Securitization Co. LLC, 0.31%, 11/5/15(3)	2,300,000	2,299,480
Toyota Motor Credit Corp., 0.31%, 12/8/15	2,500,000	2,499,018
TOTAL COMMERCIAL PAPER (Cost $6,197,833)		6,198,394
EXCHANGE-TRADED FUNDS — 11.3%
iShares S&P GSCI Commodity Indexed Trust(1)	107,372	1,833,914
PowerShares DB Commodity Index Tracking Fund(1)	24,395	369,584
SPDR Gold Shares(1)	10,160	1,085,698
Sprott Physical Gold Trust(1)	79,088	725,237
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,797,641)		4,014,433
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 3.6%
Private Sponsor Collateralized Mortgage Obligations — 3.4%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	6,598	6,929
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	5,170	5,171
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	40,698	42,508
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	35,458	32,085
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.625%, 10/1/15	28,244	28,261
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.36%, 10/1/15	74,856	74,447
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.26%, 10/1/15	49,609	49,348
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.78%, 10/1/15	57,830	57,255
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	60,315	63,849
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	8,614	9,042
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.59%, 10/1/15	35,634	34,246
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.70%, 10/1/15	52,884	53,177
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.74%, 10/1/15	61,886	58,985
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.62%, 10/1/15	16,845	16,984
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	17,743	18,311
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.36%, 10/1/15	9,748	9,707
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 10/1/15(3)	56,548	57,380
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.93%, 10/26/15	17,535	16,949
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	13,293	13,729
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 2.72%, 10/1/15	17,040	16,881
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.68%, 10/1/15	66,995	68,400
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.68%, 10/1/15	48,407	48,901
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 2.74%, 10/1/15	30,854	30,959
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	59,491	60,981
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	60,399	58,964
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	27,584	28,630

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.74%, 10/1/15	40,166	37,361
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	47,658	47,667
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	35,921	35,676
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	44,433	45,836
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	13,312	13,770
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	13,677	14,155
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	5,405	5,513
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.21%, 10/1/15	7,202	7,171
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 10/1/15(3)	41,107	42,197
		1,211,425
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	43,608	46,736
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,237,938)		1,258,161
CORPORATE BONDS — 2.9%
Chemicals — 0.2%
Ashland, Inc., 4.75%, 8/15/22	75,000	70,125
Communications Equipment — 0.2%
Crown Castle International Corp., 5.25%, 1/15/23	75,000	79,609
Construction and Engineering — 0.2%
SBA Communications Corp., 5.625%, 10/1/19	75,000	77,531
Diversified Financial Services — 0.1%
Morgan Stanley, MTN, 5.625%, 9/23/19	20,000	22,357
MUFG Union Bank N.A., 2.625%, 9/26/18	10,000	10,176
		32,533
Diversified Telecommunication Services — 0.1%
Verizon Communications, Inc., 3.65%, 9/14/18	20,000	21,088
Windstream Services LLC, 7.875%, 11/1/17	30,000	31,219
		52,307
Food Products — 0.1%
Tyson Foods, Inc., 6.60%, 4/1/16	20,000	20,551
Health Care Providers and Services — 0.4%
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	55,000	56,375
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(3)	70,000	74,988
		131,363
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	20,000	20,187
Multi-Utilities — 0.3%
CMS Energy Corp., 8.75%, 6/15/19	25,000	30,768
Dominion Gas Holdings LLC, 1.05%, 11/1/16	20,000	20,008
GenOn Energy, Inc., 7.875%, 6/15/17	55,000	51,838
		102,614
Oil, Gas and Consumable Fuels — 0.4%
Bill Barrett Corp., 7.00%, 10/15/22	75,000	49,125
Marathon Petroleum Corp., 3.50%, 3/1/16	20,000	20,205
QEP Resources, Inc., 5.25%, 5/1/23	75,000	63,075
		132,405
Pharmaceuticals†
Mylan, Inc., 1.35%, 11/29/16	10,000	9,933

Real Estate Investment Trusts (REITs) — 0.2%
HCP, Inc., 6.00%, 1/30/17	25,000	26,355
Reckson Operating Partnership LP, 6.00%, 3/31/16	50,000	51,099
		77,454
Specialty Retail — 0.2%
Hertz Corp. (The), 6.75%, 4/15/19	55,000	56,100
Textiles, Apparel and Luxury Goods — 0.2%
Hanesbrands, Inc., 6.375%, 12/15/20	75,000	77,906
Wireless Telecommunication Services — 0.2%
Sprint Communications, 6.00%, 12/1/16	70,000	69,125
TOTAL CORPORATE BONDS (Cost $1,049,533)		1,009,743
ASSET-BACKED SECURITIES(4) — 0.7%
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	54,258	53,701
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(3)	157,333	157,472
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)	36,957	37,178
TOTAL ASSET-BACKED SECURITIES (Cost $248,511)		248,351
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 0.3%
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(3)	50,000	50,744
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(3)	50,000	50,797
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	6,011	6,071
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $109,184)		107,612
TEMPORARY CASH INVESTMENTS — 3.7%
SSgA U.S. Government Money Market Fund, Class N	1,084,075	1,084,075
State Street Institutional Liquid Reserves Fund, Premier Class	242,871	242,871
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,326,946)		1,326,946
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $37,430,345)		35,588,550
OTHER ASSETS AND LIABILITIES — (0.5)%		(166,067)
TOTAL NET ASSETS — 100.0%		$35,422,483

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	662,497	USD	458,832	Westpac Group	12/16/15	4,332
USD	372,319	AUD	532,508	UBS AG	12/16/15	32
BRL	576,967	USD	146,550	UBS AG	12/16/15	(4,746)
CAD	746,379	USD	565,225	Deutsche Bank	12/16/15	(6,108)
USD	520,000	CAD	691,917	Westpac Group	12/16/15	1,681
CHF	632,331	USD	647,282	Barclays Bank plc	12/16/15	3,301
USD	248,570	CLP	173,129,026	UBS AG	12/16/15	1,555
CNY	10,035,199	USD	1,547,141	Westpac Group	12/16/15	18,646
CNY	69,328	USD	10,778	Westpac Group	12/16/15	39
USD	32,382	CNY	208,690	Westpac Group	12/16/15	(180)
COP	145,844,325	USD	48,213	UBS AG	12/16/15	(1,393)
CZK	5,611,846	USD	233,395	JPMorgan Chase Bank N.A.	12/16/15	(2,239)
USD	231,194	CZK	5,598,132	Westpac Group	12/16/15	602
USD	344,693	EUR	307,807	Barclays Bank plc	12/16/15	312
GBP	523,584	USD	804,285	State Street Bank & Trust Co.	12/16/15	(12,479)
USD	92,924	GBP	60,000	State Street Bank & Trust Co.	12/16/15	2,187
HKD	739,476	USD	95,397	UBS AG	12/16/15	16
USD	2,159	HKD	16,733	State Street Bank and Trust	12/16/15	—
HUF	105,969,212	USD	377,936	UBS AG	12/16/15	(290)
USD	380,502	HUF	106,656,872	Deutsche Bank	12/16/15	406
IDR	1,091,891,167	USD	73,550	Westpac Group	12/16/15	(1,190)
ILS	308,490	USD	79,062	JPMorgan Chase Bank N.A.	12/16/15	(343)
USD	5,037	ILS	19,804	Deutsche Bank	12/16/15	(17)
INR	44,761,993	USD	672,102	Westpac Group	12/16/15	2,242
USD	522,124	INR	35,286,130	Westpac Group	12/16/15	(9,465)
USD	57,703	JPY	6,902,559	State Street Bank and Trust	12/16/15	92
KRW	406,980,000	USD	340,000	Westpac Group	12/16/15	2,497
USD	443,990	KRW	532,336,299	Westpac Group	12/16/15	(4,001)
MXN	14,710,554	USD	871,258	JPMorgan Chase Bank N.A.	12/16/15	(6,219)
USD	460,000	MXN	7,726,325	UBS AG	12/16/15	5,661
USD	379,536	MYR	1,645,545	Westpac Group	12/16/15	5,866
PHP	1,946,815	USD	41,211	Westpac Group	12/16/15	234
PLN	1,668,042	USD	440,000	UBS AG	12/16/15	(2,003)
RUB	6,723,645	USD	95,886	UBS AG	12/16/15	4,297
SEK	2,902,957	USD	345,718	Deutsche Bank	12/16/15	1,732
USD	300,071	SEK	2,498,931	UBS AG	12/16/15	978
SGD	186,717	USD	131,126	Barclays Bank plc	12/16/15	(243)
THB	26,103,579	USD	723,913	Westpac Group	12/16/15	(6,653)
USD	618,495	THB	22,570,226	Westpac Group	12/16/15	(1,678)
USD	423,333	TRY	1,310,633	JPMorgan Chase Bank N.A.	12/16/15	61
TWD	5,793,168	USD	178,032	Westpac Group	12/16/15	(3,023)
USD	6,476	TWD	211,441	Westpac Group	12/16/15	88
						(5,413)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	925,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	1/21/16	(33,440)
Bank of America N.A.	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.21	3/13/19	(56,410)
Bank of America N.A.	700,000	U.S. CPI Urban Consumers NSA Index	Receive	1.41	8/27/20	(3,123)
Barclays Bank plc	900,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30	1/11/16	(32,953)
Barclays Bank plc	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.64	2/3/20	(20,947)
Morgan Stanley Capital Services LLC	500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24	8/19/19	(31,512)
						(178,385)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
GBP	-	British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NSA	-	Not Seasonally Adjusted
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(3)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $4,223,833, which represented 11.9% of total net assets.

(4)	Final maturity date indicated, unless otherwise noted.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	13,503,312	—
Common Stocks
Energy Equipment and Services	367,880	43,807	—
Hotels, Restaurants and Leisure	—	46,953	—
Metals and Mining	110,955	67,037	—
Oil, Gas and Consumable Fuels	1,660,261	97,604	—
Real Estate Investment Trusts (REITs)	2,549,165	1,435,342	—
Real Estate Management and Development	102,482	1,116,290	—
Other Industries	323,822	—	—
Commercial Paper	—	6,198,394	—
Exchange-Traded Funds	4,014,433	—	—
Collateralized Mortgage Obligations	—	1,258,161	—
Corporate Bonds	—	1,009,743	—
Asset-Backed Securities	—	248,351	—
Commercial Mortgage-Backed Securities	—	107,612	—
Temporary Cash Investments	1,326,946	—	—
	10,455,944	25,132,606	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	56,857	—
Liabilities
Other Financial Instruments
Swap Agreements	—	(178,385)	—
Forward Foreign Currency Exchange Contracts	—	(62,270)	—
	—	(240,655)	—

3. Federal Tax Information

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$37,642,800
Gross tax appreciation of investments	$713,363
Gross tax depreciation of investments	(2,767,613)
Net tax appreciation (depreciation) of investments	$(2,054,250)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Utilities Fund
September 30, 2015

Utilities - Schedule of Investments
SEPTEMBER 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Alternative Carriers — 3.1%
Inteliquent, Inc.	443,581	9,905,164
Intelsat SA(1)	14,261	91,698
Premiere Global Services, Inc.(1)	23,096	317,339
		10,314,201
Communications Equipment — 1.4%
QUALCOMM, Inc.	90,420	4,858,267
Electric Utilities — 32.9%
American Electric Power Co., Inc.	278,829	15,854,217
Duke Energy Corp.	102,541	7,376,800
Edison International	250,183	15,779,042
Entergy Corp.	211,352	13,759,015
Exelon Corp.	531,951	15,798,945
IDACORP, Inc.	56,750	3,672,293
NextEra Energy, Inc.	78,579	7,665,381
Pinnacle West Capital Corp.	159,306	10,217,887
PPL Corp.	489,672	16,105,312
Southern Co. (The)	117,092	5,234,012
Westar Energy, Inc.	1,891	72,690
		111,535,594
Gas Utilities — 3.8%
AGL Resources, Inc.	82,161	5,015,107
Questar Corp.	87,368	1,695,813
WGL Holdings, Inc.	104,691	6,037,530
		12,748,450
Independent Power Producers and Energy Traders — 3.2%
AES Corp. (The)	1,091,752	10,688,252
Talen Energy Corp.(1)	28,422	287,062
		10,975,314
Integrated Telecommunication Services — 28.0%
AT&T, Inc.	1,142,185	37,212,387
Atlantic Tele-Network, Inc.	803	59,366
CenturyLink, Inc.	547,370	13,749,934
General Communication, Inc., Class A(1)	41,437	715,203
IDT Corp., Class B	503,118	7,194,587
Verizon Communications, Inc.	826,219	35,948,789
		94,880,266
Multi-Utilities — 21.2%
Ameren Corp.	105,503	4,459,612
Black Hills Corp.	127,915	5,288,006
Consolidated Edison, Inc.	234,478	15,674,854
Dominion Resources, Inc.	73,405	5,166,244
DTE Energy Co.	42,082	3,382,131

PG&E Corp.	294,886	15,569,981
Public Service Enterprise Group, Inc.	385,151	16,237,966
SCANA Corp.	106,608	5,997,766
		71,776,560
Office Services and Supplies — 2.5%
West Corp.	384,876	8,621,222
Water Utilities — 0.9%
SJW Corp.	93,651	2,879,768
Wireless Telecommunication Services — 1.9%
Spok Holdings, Inc.	176,330	2,902,392
T-Mobile US, Inc.(1)	85,128	3,388,946
		6,291,338
TOTAL COMMON STOCKS (Cost $287,125,636)		334,880,980
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $1,599,725), at 0.01%, dated 9/30/15, due 10/1/15 (Delivery value $1,567,000)		1,567,000
State Street Institutional Liquid Reserves Fund, Premier Class	585,612	585,612
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,152,612)		2,152,612
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $289,278,248)		337,033,592
OTHER ASSETS AND LIABILITIES — 0.5%		1,557,050
TOTAL NET ASSETS — 100.0%		$338,590,642

NOTES TO SCHEDULE OF INVESTMENTS
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	334,880,980	—	—
Temporary Cash Investments	585,612	1,567,000	—
	335,466,592	1,567,000	—

3. Federal Tax Information

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$291,887,211
Gross tax appreciation of investments	$54,659,562
Gross tax depreciation of investments	(9,513,181)
Net tax appreciation (depreciation) of investments	$45,146,381

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Quantitative Equity Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 24, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 24, 2015